================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-09093

                                 E*TRADE Funds
              (Exact name of registrant as specified in charter)

               4500 Bohannon Drive, Menlo Park, California 94025
              (Address of principal executive offices)(Zip code)

                              Elizabeth Gottfried
                              4500 Bohannon Drive
                         Menlo Park, California 94025
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 650-331-6000

                  Date of fiscal year end: December 31, 2006

                 Date of reporting period: September 30, 2006

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

================================================================================

Item 1. Schedule of Investments.

        Attached hereto.

E*TRADE Russell 2000 Index Fund
Schedule of Investments
September 30, 2006 (Unaudited)

                                                             Shares  Value
                                                             ------ --------
COMMON STOCKS--98.0%
ADVERTISING--0.4%
ADVO, Inc...................................................  2,652 $ 74,203
aQuantive, Inc.(a)(2).......................................  6,361  150,246
Catalina Marketing Corp.....................................  3,857  106,068
FTD Group, Inc.(a)..........................................  1,072   16,562
Marchex, Inc.(a)............................................  1,925   29,530
Sitel Corp.(a)..............................................  4,728   14,231
ValueVision Media, Inc., Class A(a).........................  2,581   29,914
Vertrue, Inc.(a)............................................    607   23,867
                                                                    --------
                                                                     444,621
                                                                    --------
AEROSPACE / DEFENSE--0.8%
AAR Corp.(a)................................................  3,046   72,617
ARGON ST, Inc.(a)...........................................  1,031   24,713
BE Aerospace, Inc.(a)(2)....................................  6,471  136,473
Curtiss-Wright Corp.........................................  3,660  111,081
GenCorp., Inc.(a)...........................................  4,620   59,321
HEICO Corp..................................................  1,678   57,555
Innovative Solutions & Support(a)...........................    950   13,804
K & F Industries Holdings, Inc.(a)..........................  1,566   29,409
Ladish Co., Inc.(a).........................................  1,132   32,692
MTC Technologies, Inc.(a)...................................    802   19,280
Orbital Sciences Corp.(a)...................................  5,058   94,939
Sequa Corp., Class A(a).....................................    551   51,717
Teledyne Technologies, Inc.(a)..............................  2,861  113,296
TransDigm Group, Inc.(a)....................................    893   21,807
United Industrial Corp......................................    724   38,734
                                                                    --------
                                                                     877,438
                                                                    --------
AGRICULTURE--0.2%
Alliance One International, Inc.............................  7,937   32,542
Andersons, Inc. (The).......................................  1,199   40,946
Delta & Pine Land Co........................................  2,972  120,366
Maui Land & Pineapple Co., Inc.(a)..........................    285    8,456
                                                                    --------
                                                                     202,310
                                                                    --------
AIRLINES--0.6%
Airtran Holdings, Inc.(a)...................................  7,691   76,295
Alaska Air Group, Inc.(a)(2)................................  3,358  127,738
Alaska Communications Systems Group, Inc....................  3,505   46,511
ExpressJet Holdings, Inc.(a)................................  4,190   27,696
Frontier Airlines Holdings, Inc.(a).........................  3,023   24,940
JetBlue Airways Corp.(a)(2)................................. 14,719  136,445
Mesa Air Group, Inc.(a).....................................  3,020   23,435
Republic Airways Holdings, Inc.(a)..........................  2,754   42,742
SkyWest, Inc.(2)............................................  5,321  130,471
                                                                    --------
                                                                     636,273
                                                                    --------
APPAREL--1.1%
Cache, Inc..................................................  1,022   18,284
Carter's, Inc.(a)...........................................  4,055  107,011
Cherokee, Inc...............................................    560   20,502
Crocs, Inc.(a)..............................................    828   28,111
Deckers Outdoor Corp.(a)....................................    913   43,203
Gymboree Corp.(a)...........................................  2,780  117,260
Hartmarx Corp.(a)...........................................  2,561   17,338
Iconix Brand Group, Inc.(a).................................  2,971   47,833
K-Swiss, Inc., Class A......................................  2,161   64,960
Maidenform Brands, Inc.(a)..................................  1,174   22,658
Oxford Industries, Inc......................................  1,264   54,238
Phillips-Van Heusen Corp.(2)................................  4,611  192,601
Quiksilver, Inc.(a)......................................... 10,340  125,631
Skechers U.S.A., Inc., Class A(a)...........................    868   20,407
Stride Rite Corp............................................  3,068   42,829
Timberland Co., Class A(a)..................................  4,180  120,259
True Religion Apparel, Inc.(a)..............................  1,064   22,461
Volcom, Inc.(a).............................................  1,059   23,870

                                                             Shares   Value
                                                             ------ ---------
Warnaco Group, Inc. (The)(a)................................  3,929    75,987
Weyco Group, Inc............................................    558    12,482
                                                                    ---------
                                                                    1,177,925
                                                                    ---------
AUTO MANUFACTURERS--0.4%
A.S.V., Inc.(a).............................................  1,687    25,153
Aftermarket Technology Corp.(a).............................  1,816    32,252
CLARCOR, Inc.(2)............................................  4,387   133,760
Navistar International Corp.(a).............................  5,190   134,006
Smith (A.O.) Corp...........................................  1,654    65,217
Wabash National Corp........................................  2,602    35,621
                                                                    ---------
                                                                      426,009
                                                                    ---------
AUTO PARTS & EQUIPMENT--0.7%
Accuride Corp.(a)...........................................  1,829    20,137
American Axle & Manufacturing Holdings......................  4,335    72,351
ArvinMeritor, Inc...........................................  5,888    83,845
Bandag, Inc.................................................    877    35,992
Commercial Vehicle Group, Inc.(a)...........................  1,702    32,781
Cooper Tire & Rubber Co.....................................  5,104    51,346
Fuel Systems Solutions, Inc.(a).............................    904    11,499
Lear Corporation............................................  5,626   116,457
Modine Manufacturing Co.....................................  2,776    67,540
Noble International, Ltd....................................    958    11,985
Superior Industries International, Inc......................  1,921    32,254
Tenneco Automotive, Inc.(a).................................  3,780    88,414
Titan International, Inc....................................  1,384    25,023
United Panam Financial Corp.(a).............................    829    12,833
Visteon Corp................................................ 10,844    88,379
                                                                    ---------
                                                                      750,836
                                                                    ---------
BANKS--10.2%
1st Source Corp.............................................  1,062    31,350
Alabama National Bancorp....................................  1,223    83,470
AMCORE Financial, Inc.......................................  1,828    55,370
Americanwest Bancorp........................................    943    20,039
Ameris Bancorp..............................................  1,083    29,468
Anchor BanCorp Wisconsin, Inc...............................  1,578    45,068
Apollo Investment Corp......................................  6,784   139,140
Ares Capital Corp...........................................  4,151    72,310
Arrow Financial Corp........................................    867    21,987
BancFirst Corp..............................................    592    27,658
Bancorp, Inc.(a)............................................    855    21,794
BancTrust Financial Group, Inc..............................    787    21,949
Bank Mutual Corp............................................  5,082    61,645
Bank of Granite Corp........................................  1,316    23,069
Bank of the Ozarks, Inc.....................................    906    30,686
BankAtlantic Bancorp, Inc., Class A.........................  3,944    56,084
BankFinancial Corp..........................................  2,073    36,257
BankUnited Financial Corp., Class A.........................  2,616    68,199
Banner Corp.................................................    982    40,301
Berkshire Hills Bancorp, Inc................................    719    25,589
BFC Financial Corp.(a)......................................  1,358     7,931
Boston Private Financial Holdings, Inc......................  2,946    82,134
Brookline Bancorp, Inc......................................  5,145    70,744
Cadence Financial Corp......................................    771    15,628
Camden National Corp........................................    556    22,351
Capital City Bank Group, Inc................................  1,054    32,779
Capital Corp of The West....................................    792    24,568
Capital Southwest Corp......................................    200    23,830
Capitol Bancorp, Ltd........................................  1,083    48,194
Cardinal Financial Corp.....................................  2,064    22,621
Cascade Bancorp.............................................  1,846    69,317
Cass Information Systems, Inc...............................    468    15,495
Cathay General Bancorp (2)..................................  4,303   155,338
Centennial Bank Holdings, Inc.(a)...........................  5,016    48,555
Center Financial Corp.......................................  1,017    24,184
Centerstate Banks of Florida, Inc...........................    728    14,633
Central Pacific Financial Corp..............................  2,546    93,133
Charter Financial Corp......................................    275    10,997
Chemical Financial Corp.....................................  2,094    62,150
Chittenden Corp.............................................  3,909   112,149
Citizens Banking Corp.......................................  3,570    93,748
Citizens First Bancorp, Inc.................................    680    17,313
City Bank...................................................    730    34,332
City Holding Co.............................................  1,475    58,808

                                                             Shares  Value
                                                             ------ -------
Clifton Savings Bancorp, Inc................................  1,153  12,937
Coastal Financial Corp......................................  1,400  17,640
CoBiz, Inc..................................................  1,170  26,746
Columbia Bancorp. (Oregon)..................................    798  19,623
Columbia Banking System, Inc................................  1,336  42,765
Commercial Capital Bancorp, Inc.............................  4,064  64,780
Community Bancorp (Nevada)(a)...............................    430  13,119
Community Bancorp, Inc. (California)........................    403  16,475
Community Bank System, Inc..................................  2,531  56,087
Community Banks, Inc........................................  1,991  53,359
Community Trust Bancorp, Inc................................  1,186  44,653
Corus Bankshares, Inc.......................................  3,262  72,938
CVB Financial Corp..........................................  5,094  75,238
Dime Community Bancshares...................................  2,125  31,301
Downey Financial Corp.......................................  1,699 113,051
Enterprise Financial Services Corp..........................    796  24,565
Farmers Capital Bank Corp...................................    536  18,154
Fidelity Bankshares, Inc....................................  2,034  79,346
First Bancorp North Carolina................................    989  20,156
First Bancorp Puerto Rico...................................  5,858  64,789
First Busey Corp., Class A..................................  1,229  27,911
First Charter Corp..........................................  2,597  62,484
First Commonwealth Financial Corp...........................  5,898  76,851
First Community Bancorp.....................................  1,621  90,695
First Community Bancshares, Inc.............................    785  26,195
First Financial Bancorp.....................................  2,842  45,216
First Financial Bankshares, Inc.............................  1,674  63,863
First Financial Corp........................................  1,112  35,484
First Financial Holdings, Inc...............................  1,004  34,357
First Indiana Corp..........................................  1,080  28,091
First Merchants Corp........................................  1,476  34,907
First Midwest Bancorp, Inc.(2)..............................  4,167 157,887
First Niagara Financial Group, Inc..........................  9,417 137,300
First Place Financial Corp..................................  1,456  32,993
First Regional Bancorp (California)(a)......................    600  20,442
First Republic Bank.........................................  1,947  82,864
First South Bancorp, Inc. (North Carolina)..................    658  20,128
First State Bancorp.........................................  1,468  38,124
FirstFed Financial Corp.(a).................................  1,319  74,814
FirstMerit Corp.(2).........................................  6,665 154,428
Flag Financial Corp.........................................  1,136  28,445
Flagstar Bancorp, Inc.......................................  3,390  49,325
Flushing Financial Corp.....................................  1,599  27,983
FNB Corp....................................................  4,805  80,051
FNB Corp. (Virginia)........................................    581  20,922
Franklin Bank Corp.(a)......................................  1,891  37,593
Fremont General Corp........................................  5,499  76,931
Frontier Financial Corp.....................................  3,324  86,225
GB&T Bancshares, Inc........................................  1,011  21,282
Glacier Bancorp, Inc........................................  2,702  92,327
Great Southern Bancorp, Inc.................................    875  24,588
Greater Bay Bancorp.........................................  4,198 118,426
Greene County Bancshares, Inc...............................    725  26,506
Hancock Holding Co..........................................  2,257 120,862
Hanmi Financial Corp........................................  3,397  66,581
Harbor Florida Bancshares, Inc..............................  1,752  77,631
Harleysville National Corp..................................  2,413  48,501
Harris & Harris Group, Inc..................................  1,734  21,294
Heartland Financial USA, Inc................................  1,170  30,046
Heritage Commerce Corp......................................    989  22,885
Home Bancshares, Inc./Conway AR.............................    965  21,307
Home Federal Bancorp, Inc. (Idaho)..........................    502   7,806
Horizon Financial Corp......................................    807  24,097
Iberiabank Corp.............................................    747  45,567
Independent Bank Corp. (Massachusetts)......................  1,228  39,935
Independent Bank Corp. (Michigan)...........................  1,859  45,137
Integra Bank Corp...........................................  1,413  35,721
Interchange Financial Services Corp.........................  1,435  32,460
International Bancshares Corp...............................  3,888 115,396
Intervest Bancshares Corp.(a)...............................    391  17,032
Investors Bancorp, Inc.(a)..................................  4,440  67,000
Irwin Financial Corp........................................  1,634  31,961
ITLA Capital Corp...........................................    394  21,181
Kearny Financial Corp.......................................  1,823  27,673
KNBT Bancorp, Inc...........................................  2,419  38,898
Lakeland Bancorp, Inc.......................................  1,589  22,691
Lakeland Financial Corp.....................................    943  22,170
Macatawa Bank Corp..........................................  1,152  26,369
MAF Bancorp, Inc............................................  2,794 115,364

                                                             Shares  Value
                                                             ------ -------
MainSource Financial Group, Inc.............................  1,500  25,455
MB Financial, Inc...........................................  2,409  88,820
MBT Financial Corp..........................................  1,178  17,482
Medallion Financial Corp....................................  1,186  13,082
Mercantile Bank Corp........................................    634  25,075
MetroCorp Bancshares, Inc...................................    561  12,729
Mid-State Bancshares........................................  1,890  51,710
Midwest Banc Holdings, Inc..................................  1,605  39,194
Nara Bancorp, Inc...........................................  1,773  32,428
NASB Financial, Inc.........................................    331  13,170
National Penn Bancshares, Inc...............................  4,012  78,715
NBT Bancorp, Inc............................................  2,872  66,803
Net.Bank, Inc...............................................  3,871  23,420
NewAlliance Bancshares, Inc.(2).............................  9,328 136,655
Northern Empire Bancshares(a)...............................    745  20,875
Northwest Bancorp, Inc......................................  1,565  39,908
OceanFirst Financial Corp...................................    728  15,616
Old National Bancorp (Indiana)..............................  5,606 107,075
Old Second Bancorp, Inc.....................................  1,076  32,237
Omega Financial Corp........................................  1,006  30,250
Oriental Financial Group, Inc...............................  1,754  20,908
Pacific Capital Bancorp.....................................  3,901 105,210
Park National Corp..........................................    998  99,890
Partners Trust Financial Group, Inc.........................  3,810  40,805
PennFed Financial Services, Inc.............................    799  13,399
Peoples Bancorp, Inc........................................    885  25,869
PFF Bancorp, Inc............................................  1,979  73,302
Pinnacle Financial Partners, Inc.(a)........................  1,238  44,320
Piper Jaffray Cos.(a).......................................  1,685 102,145
Placer Sierra Bancshares....................................    946  21,011
Preferred Bank (California).................................    300  17,991
Premierwest Bancorp.........................................  1,198  19,156
PrivateBancorp, Inc.........................................  1,436  65,654
Prosperity Bancshares, Inc..................................  2,168  73,799
Provident Bankshares Corp...................................  2,704 100,183
Provident Financial Services, Inc...........................  5,743 106,303
Provident New York Bancorp..................................  3,544  48,482
R&G Financial Corp., Class B................................  2,324  17,314
Renasant Corp...............................................  1,242  34,863
Republic Bancorp, Inc.......................................  6,320  84,246
Republic Bancorp, Inc., Class A.............................    629  13,303
Rockville Financial, Inc.(a)................................    730  10,578
Royal Bancshares of Pennsylvania, Class A...................    382  10,348
S&T Bancorp, Inc............................................  2,172  70,590
Sanders Morris Harris Group, Inc............................  1,076  13,461
Sandy Spring Bancorp, Inc...................................  1,254  44,341
Santander BanCorp...........................................    347   6,555
SCBF Financial Corp.........................................    725  27,115
Seacoast Banking Corp. of Florida...........................  1,225  36,995
Security Bank Corp..........................................  1,354  30,614
Shore Bancshares, Inc.......................................    675  19,406
Sierra Bancorp..............................................    483  15,094
Signature Bank(a)...........................................  2,484  76,830
Simmons First National Corp., Class A.......................  1,147  33,274
Smithtown Bancorp, Inc......................................    629  16,977
Southside Bancshares, Inc...................................    878  23,434
Southwest Bancorp, Inc......................................  1,199  30,958
State National Bancshares, Inc..............................    850  32,292
Sterling Bancorp (New York).................................  1,569  30,847
Sterling Bancshares, Inc....................................  3,819  77,335
Sterling Financial Corp. (Pennsylvania).....................  2,125  46,729
Sterling Financial Corp. (Washington).......................  3,127 101,409
Suffolk Bancorp.............................................    860  27,451
Summit Bancshares, Inc. (Texas).............................    820  23,058
Sun Bancorp, Inc. (New Jersey)..............................  1,185  22,314
Superior Bancorp(a).........................................  1,418  16,307
Susquehanna Bancshares, Inc.................................  4,389 107,267
SVB Financial Group(a)(2)...................................  2,912 129,992
SY Bancorp, Inc.............................................  1,007  29,878
Taylor Capital Group, Inc...................................    482  14,243
Texas Capital Bancshares, Inc.(a)...........................  1,877  35,137
Texas Regional Bancshares, Inc., Class A(2).................  3,834 147,417
Texas United Bancshares, Inc................................    748  24,677
TierOne Corp................................................  1,516  51,438
Tompkins Trustco, Inc.......................................    543  24,679
TriCo Bancshares............................................  1,114  27,572
TrustCo Bank Corp. (New York)...............................  6,269  67,956
Trustmark Corp..............................................  4,141 130,152
UCBH Holdings, Inc..........................................  8,003 139,732

                                                             Shares   Value
                                                             ------ ----------
UMB Financial Corp..........................................  2,642     96,618
Umpqua Holdings Corp........................................  4,686    134,020
Union Bankshares Corp.......................................    698     30,935
United Bankshares, Inc......................................  3,070    114,265
United Community Banks, Inc.................................  2,869     86,213
United Community Financial Corp.............................  2,265     27,905
United Security Bancshares (California).....................    599     13,501
Univest Corp. of Pennsylvania...............................    960     27,734
USB Holding Co., Inc........................................    985     21,729
Vineyard National Bancorp...................................    714     18,535
Virginia Commerce Bancorp...................................  1,259     27,950
Virginia Financial Group, Inc...............................    856     23,506
W Holding Co., Inc..........................................  9,098     53,769
Washington Trust Bancorp, Inc...............................    945     25,052
Wauwatosa Holdings, Inc.(a).................................    872     15,391
WesBanco, Inc...............................................  1,770     51,719
West Bancorporation.........................................  1,465     25,066
West Coast Bancorp..........................................  1,292     39,458
Westamerica Bancorp.........................................  2,663    134,508
Western Alliance Bancorp(a).................................  1,059     34,841
Westfield Financial, Inc....................................    325     10,325
Willow Grove Bancorp, Inc...................................  1,203     18,839
Wilshire Bancorp, Inc.......................................  1,275     24,276
Wintrust Financial Corp.....................................  2,109    105,766
WSFS Financial Corp.........................................    431     26,804
Yardville National Bancorp..................................    787     28,064
                                                                    ----------
                                                                    11,011,383
                                                                    ----------
BEVERAGES--0.1%
Boston Beer Co., Inc., Class A(a)...........................    770     25,295
Coca-Cola Bottling Co. Consolidated.........................    376     23,304
Farmer Brothers Co..........................................    558     11,461
Green Mountain Coffee Roasters, Inc.(a).....................    404     14,867
National Beverage Corp......................................    684      8,146
Peet's Coffee & Tea, Inc.(a)................................  1,089     27,237
                                                                    ----------
                                                                       110,310
                                                                    ----------
BIOTECHNOLOGY--1.8%
Advanced Magnetics, Inc.(a).................................    645     21,995
ADVENTRX Pharmaceuticals, Inc.(a)...........................  4,394     12,040
Alexion Pharmaceuticals, Inc.(a)............................  2,635     89,537
Applera Corp.--Celera Genomics Group(a).....................  6,432     89,533
Arena Pharmaceuticals, Inc.(a)..............................  3,948     47,297
Ariad Pharmaceuticals, Inc.(a)..............................  5,188     22,620
BioCryst Pharmaceuticals, Inc.(a)...........................  1,855     23,132
Cambrex Corp................................................  2,236     46,308
Coley Pharmaceutical Group, Inc.(a).........................  1,448     16,536
Cotherix, Inc.(a)...........................................  1,564     11,042
Cytokinetics, Inc.(a).......................................  2,072     13,323
deCODE genetics, Inc.(a)....................................  5,137     28,254
Diversa Corp.(a)............................................  2,460     19,729
Encysive Pharmaceuticals, Inc.(a)...........................  4,783     20,567
Exelixis, Inc.(a)...........................................  7,012     61,075
Genitope Corp.(a)...........................................  2,130      6,220
Genomic Health, Inc.(a).....................................  1,005     14,532
GTx, Inc.(a)................................................  1,046      9,665
Human Genome Sciences, Inc.(a).............................. 11,136    128,509
ICOS Corp.(a)...............................................  5,455    136,702
Illumina, Inc.(a)...........................................  3,893    128,625
Incyte Corp.(a).............................................  6,989     29,563
Integra LifeSciences Holdings Corp.(a)......................  1,542     57,794
Kendle International, Inc.(a)...............................    991     31,732
Keryx Biopharmaceuticals, Inc.(a)...........................  3,602     42,612
Lexicon Genetics, Inc.(a)...................................  5,399     20,354
Lifecell Corp.(a)...........................................  2,839     91,473
Martek Biosciences Corp.(a).................................  2,679     57,625
Maxygen, Inc.(a)............................................  2,380     19,778
Momenta Pharmaceuticals, Inc.(a)............................  1,747     23,619
Monogram Biosciences, Inc.(a)............................... 10,385     15,889
Myogen, Inc.(a).............................................  3,548    124,464
Myriad Genetics, Inc.(a)....................................  3,298     81,296
Nektar Therapeutics(a)(2)...................................  7,585    109,300
Northfield Laboratories, Inc.(a)............................  2,042     29,323
Northstar Neuroscience, Inc.(a).............................    871     11,497
Osiris Therapeutics, Inc.(a)................................    296      2,963
Panacos Pharmaceuticals, Inc.(a)............................  4,068     20,177
Peregrine Pharmaceuticals, Inc.(a).......................... 15,780     20,041

                                                             Shares   Value
                                                             ------ ---------
PRA International(a)........................................  1,444    38,540
Regeneron Pharmaceuticals, Inc.(a)..........................  3,806    59,716
Sangamo Biosciences, Inc.(a)................................  2,413    13,416
Savient Pharmaceuticals, Inc.(a)............................  5,167    33,637
Sirna Therapeutics, Inc.(a).................................  3,248    18,091
Telik, Inc.(a)..............................................  4,366    77,671
                                                                    ---------
                                                                    1,977,812
                                                                    ---------
BUILDING MATERIALS--0.8%
Aaon, Inc...................................................    700    15,967
Apogee Enterprises, Inc.....................................  2,351    35,759
Builders FirstSource, Inc.(a)...............................  1,216    18,520
Ceradyne, Inc...............................................  2,272    93,356
Drew Industries, Inc.(a)....................................  1,496    37,789
ElkCorp.....................................................  1,711    46,454
Genlyte Group, Inc. (The)(a)(2).............................  2,072   147,526
Goodman Global, Inc.(a).....................................  1,903    25,405
Interline Brands, Inc.......................................  2,297    56,690
LSI Industries, Inc.........................................  1,817    29,526
NCI Building Systems, Inc.(a)...............................  1,707    99,296
PGt, Inc.(a)................................................    864    12,148
Simpson Manufacturing Co., Inc..............................  3,092    83,577
Texas Industries, Inc.......................................  1,861    96,884
Trex Co., Inc.(a)...........................................    991    23,943
US Concrete, Inc.(a)........................................  2,699    17,570
                                                                    ---------
                                                                      840,410
                                                                    ---------
CHEMICALS--2.0%
American Vanguard Corp......................................  1,478    20,692
Arch Chemicals, Inc.........................................  2,001    56,928
Balchem Corp................................................    921    18,227
Bio-Rad Laboratories, Inc., Class A(a)......................  1,504   106,378
Cabot Microelectronics Corp.(a).............................  2,051    59,110
Calgon Carbon Corp..........................................  3,209    14,184
CF Industries Holdings, Inc.................................  4,598    78,488
Ferro Corp..................................................  3,565    63,386
Georgia Gulf Corp...........................................  2,857    78,339
Grace (W.R.) & Co.(a).......................................  5,669    75,171
H.B. Fuller Co..............................................  4,983   116,801
Hercules, Inc.(a)(2)........................................  9,627   151,817
Innospec, Inc...............................................  1,027    30,502
Kronos Worldwide, Inc.......................................    264     7,601
MacDermid, Inc..............................................  2,363    77,081
Minerals Technologies, Inc..................................  1,637    87,416
Myers Industries, Inc.......................................  2,227    37,859
Newmarket Corp..............................................  1,459    84,855
NL Industries, Inc..........................................    632     6,282
Nuco2, Inc.(a)..............................................  1,253    33,706
Olin Corp...................................................  6,042    92,805
OM Group, Inc.(a)...........................................  2,449   107,609
Omnova Solutions, Inc.(a)...................................  3,347    13,990
Pioneer Cos., Inc.(a).......................................    983    24,093
PolyOne Corp.(a)............................................  7,730    64,391
Raven Industries, Inc.......................................  1,299    38,983
Rockwood Holdings, Inc.(a)..................................  2,982    59,580
Rogers Corp.(a).............................................  1,430    88,303
Schulman (A.), Inc..........................................  2,153    50,617
Spartech Corp...............................................  2,678    71,690
Stepan Co...................................................    497    14,527
SurModics, Inc.(a)..........................................  1,330    46,710
Symyx Technologies, Inc.(a).................................  2,818    59,713
Terra Industries, Inc.(a)...................................  7,952    61,310
Tronox Inc. Class B.........................................  3,452    44,082
UAP Holding Corp............................................  4,253    90,887
Valley National Gases, Inc..................................    196     4,894
Zoltek Cos., Inc.(a)........................................  1,385    35,387
                                                                    ---------
                                                                    2,174,394
                                                                    ---------
COAL--0.1%
Alpha Natural Resources, Inc.(a)............................  4,321    68,099
International Coal Group, Inc.(a)...........................  9,491    40,052
James River Coal Co.(a).....................................  1,345    14,190
Westmoreland Coal Co.(a)....................................    542    10,661
                                                                    ---------
                                                                      133,002
                                                                    ---------

                                                             Shares  Value
                                                             ------ -------
COMMERCIAL SERVICES--5.6%
Aaron Rents, Inc............................................  3,656  84,015
ABM Industries, Inc.........................................  3,654  68,549
ACCO Brands Corp.(a)........................................  3,762  83,742
Ace Cash Express, Inc.(a)...................................    906  27,080
Actuant Corp., Class A......................................  2,311 115,781
Administaff, Inc............................................  1,845  62,177
Advance America Cash Advance................................  5,642  81,358
Advisory Board (The) Co.(a).................................  1,531  77,346
Albany Molecular Research, Inc.(a)..........................  2,067  19,347
Alderwoods Group, Inc.(a)...................................  3,398  67,382
Ambassadors International, Inc..............................    577  18,227
Arbitron, Inc...............................................  2,507  92,784
Bankrate, Inc.(a)...........................................    885  23,506
Barrett Business Services(a)................................    562  12,066
BearingPoint, Inc.(a)....................................... 15,779 124,023
Bowne & Co., Inc............................................  2,561  36,571
Bright Horizons Family Solutions, Inc.(a)...................  2,147  89,594
CBIZ, Inc...................................................  4,639  33,865
CDI Corp....................................................  1,084  22,450
Central Parking Corp........................................    808  13,332
Cenveo, Inc.(a).............................................  4,447  83,693
Clark, Inc..................................................  1,416  15,958
CMGI, Inc.(a)............................................... 38,491  40,800
Coinmach Service Corp., Class A.............................  2,201  21,856
Coinstar, Inc.(a)...........................................  2,329  67,029
Consolidated Graphics, Inc.(a)..............................    925  55,657
Core-Mark Holding Co., Inc.(a)..............................    801  25,103
Corinthian Colleges, Inc.(a)................................  7,299  78,902
Cornell Cos, Inc.(a)........................................    922  15,932
CorVel Corp.(a).............................................    440  15,435
CoStar Group, Inc.(a).......................................  1,402  57,931
CRA International, Inc.(a)..................................    865  41,226
Cross Country Healthcare, Inc.(a)...........................  2,682  45,594
Darling International, Inc.(a)..............................  6,656  27,889
Deluxe Corp.................................................  4,286  73,291
DeVry, Inc.(a)..............................................  5,095 108,371
Diamond Management & Technology Consultants, Inc.(a)........  2,441  27,193
Dollar Financial Corp.(a)...................................  1,027  22,409
DynCorp International, Inc., Class A(a).....................  2,022  25,457
Educate, Inc.(a)............................................  1,477  11,801
Electro Rent Corp.(a).......................................  1,591  27,063
Euronet Worldwide, Inc.(a)..................................  2,972  72,963
Exponent, Inc.(a)...........................................  1,272  21,204
First Consulting Group, Inc.(a).............................  1,741  16,975
FTI Consulting, Inc.(a).....................................  3,339  83,675
Gartner, Inc. Class A(a)....................................  4,750  83,553
Gevity HR, Inc..............................................  2,156  49,114
Global Cash Access, Inc.(a).................................  2,821  42,569
GSI Commerce, Inc.(a).......................................  3,270  48,527
H&E Equipment Services, Inc.(a).............................    914  22,292
Harris Interactive, Inc.(a).................................  4,588  27,987
Healthcare Services Group, Inc..............................  2,277  57,289
Healthspring, Inc.(a).......................................  1,569  30,203
Heartland Payment Systems, Inc.(a)..........................  1,241  32,266
Heidrick & Struggles International, Inc.(a).................  1,520  54,720
Home Solutions of America, Inc.(a)..........................  3,776  20,692
Hudson Highland Group, Inc.(a)..............................  2,051  20,100
Huron Consulting Group, Inc.(a).............................  1,406  55,115
ICT Group, Inc.(a)..........................................    546  17,183
Innerworkings, Inc.(a)......................................    898  10,552
Interactive Data Corp.(a)...................................  3,038  60,608
inVentiv Health, Inc.(a)....................................  2,436  78,025
j2 Global Communications, Inc.(a)...........................  4,151 112,783
Jackson Hewitt Tax Service..................................  2,891  86,759
Kelly Services, Inc., Class A...............................  1,634  44,788
Kenexa Corp.(a).............................................  1,266  31,929
Kforce, Inc.(a).............................................  2,430  28,990
Korn/Ferry International(a).................................  3,541  74,149
Labor Ready, Inc.(a)........................................  4,556  72,577
Landauer, Inc...............................................    698  35,424
LECG Corp...................................................  1,969  36,938
Lincoln Educational Services, Inc.(a).......................    379   6,200
Magellan Health Services, Inc.(a)(2)........................  3,091 131,677
MAXIMUS, Inc................................................  1,732  45,205
McGrath Rentcorp............................................  1,834  46,950
Midas, Inc.(a)..............................................  1,297  26,822
Mobile Mini, Inc.(a)........................................  2,945  83,667
Monro Muffler Brake, Inc....................................    988  33,602

                                                             Shares   Value
                                                             ------ ---------
Morningstar, Inc.(a)........................................  1,136    41,918
MPS Group, Inc.(a)(2).......................................  8,742   132,092
Navigant Consulting Co.(a)..................................  3,552    71,253
Net 1 UEPS Technologies, Inc.(a)............................  4,011    91,691
NetRatings, Inc.(a).........................................  1,111    15,810
On Assignment, Inc.(a)......................................  2,210    21,680
PeopleSupport, Inc.(a)......................................  1,495    27,658
Perficient, Inc.(a).........................................  1,568    24,586
PHH Corp.(a)................................................  4,451   121,957
Plexus Corp.(a).............................................  3,876    74,419
Pre-Paid Legal Services, Inc................................    779    30,903
Providence Service Corp. (The)(a)...........................  1,003    27,673
QC Holdings, Inc.(a)........................................    400     4,772
Rent-A-Center, Inc.(a)(2)...................................  5,801   169,910
Resources Connection, Inc.(a)...............................  4,022   107,749
Rewards Network, Inc.(a)....................................  2,141    10,427
Rollins, Inc................................................  2,471    52,163
Senomyx, Inc.(a)............................................  2,526    38,825
Sotheby's Holdings, Inc., Class A(a)(2).....................  5,393   173,869
Source Interlink Cos., Inc.(a)..............................  2,843    27,009
Spherion Corp.(a)...........................................  4,806    34,363
Stamps.com, Inc.............................................  1,507    28,723
Standard Parking Corp.(a)...................................    412    12,929
Stewart Enterprises, Inc., Class A(a).......................  8,904    52,177
Strayer Education, Inc......................................  1,158   125,307
Synagro Technologies, Inc...................................  5,203    21,957
TeleTech Holdings, Inc.(a)..................................  2,767    43,248
TNS, Inc.(a)................................................  1,946    29,307
Trimeris, Inc.(a)...........................................  1,477    12,998
Tyler Technologies, Inc.(a).................................  3,273    42,320
Universal Technical Institute, Inc.(a)......................  1,917    34,295
Valassis Communications, Inc.(a)............................  3,992    70,459
Viad Corp...................................................  1,854    65,650
Volt Information Sciences, Inc.(a)..........................    693    24,636
Watson Wyatt & Co. Holdings.................................  3,585   146,698
Wireless Facilities, Inc.(a)................................  4,772    10,212
World Fuel Services Corp....................................  2,299    92,995
Wright Express Corp.........................................  3,367    81,010
                                                                    ---------
                                                                    6,041,505
                                                                    ---------
COMPUTERS--4.1%
3D Systems Corp.(a).........................................  1,302    23,879
Advent Software, Inc.(a)....................................  1,726    62,498
Agile Software Corp.(a).....................................  4,753    31,037
ANSYS, Inc.(a)(2)...........................................  2,792   123,351
Aspen Technology, Inc.(a)...................................  4,520    49,358
BISYS Group, Inc. (The)(a)(2)............................... 10,205   110,826
Black Box Corp..............................................  1,460    56,823
Brocade Communications Systems, Inc.(a)(2).................. 23,146   163,410
CACI International, Inc., Class A(a)(2).....................  2,588   142,366
CIBER, Inc.(a)..............................................  4,623    30,650
COMSYS IT Partners, Inc.(a).................................  1,372    23,585
Concur Technologies, Inc.(a)................................  2,683    39,038
Covansys Corp.(a)...........................................  2,607    44,684
Dendrite International, Inc.(a).............................  3,143    30,739
Digital River, Inc.(a)(2)...................................  3,347   171,098
Digitas, Inc.(a)............................................  7,659    73,680
DSP Group, Inc.(a)..........................................  2,530    57,811
Echelon Corp.(a)............................................  2,574    21,158
Eclipsys Corp.(a)...........................................  3,777    67,646
eCollege.com, Inc.(a).......................................  1,450    23,186
Electronics For Imaging, Inc.(a)............................  4,838   110,693
Epicor Software Corp.(a)....................................  4,581    60,057
Extreme Networks, Inc.(a)...................................  9,959    36,151
FalconStor Software, Inc.(a)................................  3,136    24,116
Gateway, Inc.(a)............................................ 23,667    44,731
Hypercom Corp.(a)...........................................  4,438    30,090
Hyperion Solutions Corp.(a)(2)..............................  4,951   170,709
iGATE Corp.(a)..............................................  1,840     9,090
IHS Inc., Class A(a)........................................  1,887    60,535
Imation Corp................................................  2,914   116,997
infoUSA, Inc.(a)............................................  2,806    23,290
Integral Systems, Inc.......................................    918    28,697
Intergraph Corp.(a).........................................  2,487   106,643
Internet Security Systems, Inc.(a)..........................  3,368    93,496
Interwoven, Inc.(a).........................................  3,567    39,344
Jack Henry & Associates, Inc.(2)............................  6,644   144,640
Kanbay International, Inc.(a)...............................  2,808    57,732

                                                             Shares   Value
                                                             ------ ---------
Komag, Inc.(a)..............................................  2,567    82,041
Kronos, Inc.(a).............................................  2,631    89,691
Lionbridge Technologies, Inc.(a)............................  4,987    38,051
Manhattan Associates, Inc.(a)...............................  2,294    55,377
Maxwell Technologies, Inc.(a)...............................  1,159    23,574
MICROS Systems, Inc.(a)(2)..................................  3,248   158,892
Mobility Electronics, Inc.(a)...............................  2,339    13,005
MTS Systems Corp............................................  1,542    49,868
Neoware, Inc.(a)............................................  1,600    21,744
NetScout Systems, Inc.(a)...................................  2,153    13,973
Packeteer, Inc.(a)..........................................  2,901    24,978
Palm, Inc...................................................  7,765   113,058
Perot Systems Corp., Class A(a).............................  7,322   100,970
Progress Software Corp.(a)..................................  3,432    89,232
QAD, Inc....................................................  1,274    10,294
Quantum Corp.(a)............................................ 17,829    38,867
Quest Software, Inc.(a).....................................  5,678    81,082
Rackable Systems, Inc.(a)...................................  2,345    64,183
Radiant Systems, Inc.(a)....................................  2,182    26,359
RadiSys Corp.(a)............................................  1,730    36,763
Safeguard Scientifics, Inc.(a)..............................  9,709    19,030
SafeNet, Inc.(a)............................................  2,226    40,491
Sapient Corp.(a)............................................  6,811    37,120
ScanSource, Inc.(a).........................................  2,144    65,028
Secure Computing Corp.......................................  3,899    24,681
SI International, Inc.(a)...................................  1,036    33,131
Sigma Designs, Inc.(a)......................................  1,838    27,478
Silicon Storage Technology, Inc.(a).........................  7,559    31,143
Sonic Solutions, Inc.(a)....................................  2,146    32,705
SonicWALL, Inc.(a)..........................................  5,382    58,771
Stratasys, Inc.(a)..........................................    833    22,000
Sykes Enterprises, Inc.(a)..................................  2,476    50,387
Synaptics, Inc.(a)..........................................  2,020    49,227
Synnex Corp.(a).............................................  1,008    23,194
Syntel, Inc.................................................    705    15,968
Take-Two Interactive Software, Inc.(a)......................  5,976    85,218
Transaction Systems Architects, Inc.(a)(2)..................  3,092   106,117
TTM Technologies, Inc.(a)...................................  3,489    40,821
                                                                    ---------
                                                                    4,398,346
                                                                    ---------
COMPUTERS, PERIPHERAL & SOFTWARE--0.6%
Access Integrated Technologies, Inc., Class A(a)............  1,085    10,275
Actuate Corp.(a)............................................  4,554    20,129
Art Technology Group, Inc.(a)...............................  9,441    24,169
Bottomline Technologies, Inc.(a)............................  1,658    16,182
Chordiant Software, Inc.(a).................................  6,405    19,663
Digi International, Inc.(a).................................  2,104    28,404
ENGlobal Corp.(a)...........................................  1,302     8,059
i2 Technologies, Inc.(a)....................................  1,144    21,427
Knot, Inc. (The)(a).........................................  1,495    33,084
McDATA Corp., Class A(a).................................... 12,869    64,732
Merge Technologies, Inc.(a).................................  2,209    15,198
Move, Inc.(a)...............................................  8,372    41,107
Ness Technologies, Inc.(a)..................................  2,324    31,025
Netgear, Inc.(a)............................................  2,769    57,014
Open Solutions, Inc.(a).....................................  1,695    48,833
Phase Forward, Inc.(a)......................................  2,874    34,316
Raser Technologies, Inc.(a).................................  1,640     9,118
Rightnow Technologies, Inc.(a)..............................  1,212    18,919
Smith Micro Software, Inc.(a)...............................  1,623    23,339
Ultimate Software Group, Inc.(a)............................  1,926    45,319
VA Software Corp.(a)........................................  5,040    20,261
Vignette Corp.(a)...........................................  2,486    33,660
WebSideStory, Inc.(a).......................................  1,413    18,666
Witness Systems, Inc.(a)....................................  2,799    49,066
                                                                    ---------
                                                                      691,965
                                                                    ---------
COSMETICS/PERSONAL CARE--0.1%
Chattem, Inc.(a)............................................  1,386    48,676
Elizabeth Arden, Inc.(a)....................................  2,168    35,035
Inter Parfums, Inc..........................................    388     7,388
Parlux Fragrances, Inc.(a)..................................  1,000     5,090
Revlon, Inc., Class A(a).................................... 13,093    14,795
                                                                    ---------
                                                                      110,984
                                                                    ---------

                                                             Shares   Value
                                                             ------ ---------
DISTRIBUTION/WHOLESALE--0.8%
Advanced Energy Industries, Inc.(a).........................  2,985    50,864
Beacon Roofing Supply, Inc.(a)..............................  3,657    74,018
Bluelinx Holdings, Inc......................................  1,012     9,634
Building Materials Holdings Corp............................  2,418    62,916
Central European Distribution Corp.(a)......................  2,691    62,996
Columbus Mckinnon Corp. (NY)(a).............................  1,478    26,648
Comfort Systems USA, Inc....................................  3,365    38,563
Directed Electronics, Inc.(a)...............................    782    11,808
Houston Wire & Cable Co.(a).................................    719    13,517
Keystone Automotive Industries, Inc.(a).....................  1,347    51,213
LKQ Corp.(a)................................................  3,735    82,058
MWI Veterinary Supply, Inc.(a)..............................    467    15,659
Owens & Minor, Inc..........................................  3,396   111,694
United Stationers, Inc.(a)(2)...............................  2,676   124,462
Watsco, Inc.(2).............................................  2,360   108,584
                                                                    ---------
                                                                      844,634
                                                                    ---------
DIVERSIFIED FINANCIAL SERVICES--2.3%
Abington Community Bancorp, Inc.............................    562     8,441
Accredited Home Lenders Holding Co.(a)......................  1,506    54,126
Advanta Corp., Class B......................................  1,614    59,557
Asset Acceptance Capital Corp.(a)...........................  1,349    21,921
Asta Funding, Inc...........................................    949    35,578
Calamos Asset MGMT-A(a).....................................  1,935    56,734
Charter Municipal Mortgage Acceptance Co....................  4,353    86,886
Clayton Holdings, Inc.(a)...................................    696     8,749
Cohen & Steers, Inc.........................................  1,047    33,881
Compass Diversified Trust...................................  1,058    16,187
CompuCredit Corp.(a)........................................  1,730    52,263
Credit Acceptance Corp.(a)..................................    787    23,358
Darwin Professional Underwriters, Inc.(a)...................    421     9,350
Digital Insight Corp.(a)....................................  2,861    83,885
Doral Financial Corp........................................  7,503    49,445
Federal Agricultrural Mortgage Corp., Class C...............    874    23,135
Financial Federal Corp......................................  2,262    60,622
Forrester Research, Inc.(a).................................  1,121    29,494
Friedman, Billings, Ramsey Group, Inc.(2)................... 12,446    99,941
GAMCO Investors, Inc., Class A..............................    569    21,656
GFI Group, Inc.(a)..........................................    963    53,244
Gladstone Capital Corp......................................    901    19,831
Gladstone Investment Corp...................................  1,100    16,060
Greenhill & Co, Inc.........................................  1,423    95,369
International Securities Exchange, Inc.(2)..................  3,178   149,017
INVESTools, Inc.(a).........................................  3,829    40,702
Knight Capital Group, Inc.(a)(2)............................  8,844   160,962
LaBranche & Co, Inc.(a).....................................  4,430    45,939
Marketaxess Holdings, Inc.(a)...............................  2,556    26,761
Marlin Business Services, Inc.(a)...........................    956    19,980
MCG Capital Corp............................................  4,460    72,832
Meadowbrook Insurance Group, Inc.(a)........................  2,032    22,880
MVC Capital, Inc............................................  1,382    17,911
National Financial Partners Co.(2)..........................  3,168   129,983
NCO Group, Inc.(a)..........................................  2,737    71,764
Ocwen Financial Corp.(a)....................................  2,860    42,614
OptionsXpress Holdings., Inc................................  1,733    48,316
Penson Worldwide, Inc.(a)...................................    603    10,824
Phoenix Companies, Inc.(2)..................................  9,541   133,574
Portfolio Recovery Associates, Inc.(a)......................  1,328    58,259
Resource America, Inc., Class A.............................  1,239    25,771
Roma Financial Corp.(a).....................................    859    13,074
S1 Corp.(a).................................................  5,927    27,323
SCPIE Holdings, Inc.(a).....................................    812    19,114
StarTek, Inc................................................    946    11,797
Stifel Financial Corp.(a)...................................    960    30,470
SWS Group, Inc..............................................  1,338    33,303
Technology Investment Capital Corp..........................  1,626    23,788
Thomas Weisel Partners Group, Inc.(a).......................    567     9,100
Waddell & Reed Financial, Inc.(2)...........................  7,081   175,256
World Acceptance Corp.(a)...................................  1,515    66,630
                                                                    ---------
                                                                    2,507,657
                                                                    ---------
ELECTRIC--1.7%
Allete, Inc.................................................  2,128    92,462
Avista Corp.................................................  4,086    96,756
Black Hills Corp............................................  2,817    94,679
CH Energy Group, Inc........................................  1,257    64,698
Cleco Corp..................................................  4,789   120,874

                                                             Shares   Value
                                                             ------ ---------
Duquesne Light Holdings, Inc................................  7,511   147,666
El Paso Electric Co.(a).....................................  4,044    90,343
Empire District Electric Co. (The)..........................  2,537    56,778
IDACORP, Inc................................................  3,575   135,171
Integrated Electrical Services, Inc.(a).....................  1,238    19,573
ITC Holdings Corp...........................................  1,153    35,974
MGE Energy, Inc.............................................  1,709    55,337
Northwestern Corp...........................................  2,965   103,716
Ormat Technologies, Inc.....................................    665    21,759
Otter Tail Corp.............................................  2,461    71,960
Pike Electric Corp.(a)......................................  1,266    18,863
Plug Power, Inc.(a).........................................  6,129    24,945
PNM Resources, Inc.(2)......................................  5,750   158,527
Portland General Electric Co................................  2,277    55,582
UIL Holdings Corp...........................................  2,051    76,913
UniSource Energy Corp.......................................  2,930    97,657
Westar Energy, Inc.(2)......................................  7,382   173,550
                                                                    ---------
                                                                    1,813,783
                                                                    ---------
ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
American Superconductor Corp.(a)............................  2,741    25,382
Anadigics, Inc.(a)..........................................  3,998    28,626
Belden CDT, Inc.............................................  3,603   137,742
Bookham, Inc.(a)............................................  4,685    15,086
Capital Senior Living Corp.(a)..............................  1,756    16,243
Capstone Turbine Corp.(a)...................................  8,301    11,704
Color Kinetics, Inc.(a).....................................  1,041    17,676
Eagle Test Systems, Inc.(a).................................    592     9,780
Encore Wire Corp.(a)........................................  1,879    66,309
Enersys(a)..................................................  3,889    62,379
GrafTech International Ltd.(a)..............................  8,225    48,034
Greatbatch, Inc.(a).........................................  1,822    41,214
Medis Technologies Ltd.(a)..................................  1,660    41,019
Microtune, Inc.(a)..........................................  4,482    21,783
MoSys, Inc.(a)..............................................  1,821    12,255
Natus Medical, Inc.(a)......................................  1,801    24,584
Nextest Systems Corp.(a)....................................    486     6,396
Power-One, Inc.(a)..........................................  5,814    42,093
Sirenza Microdevices, Inc.(a)...............................  2,007    15,855
Spectranetics Corp.(a)......................................  2,591    30,315
Superior Essex, Inc.(a).....................................  1,626    55,691
                                                                    ---------
                                                                      730,166
                                                                    ---------
ELECTRONICS--3.5%
Actel Corp.(a)..............................................  2,160    33,588
Aeroflex, Inc.(a)...........................................  6,282    64,579
Agilysys, Inc...............................................  2,496    35,044
American Science & Engineering, Inc.(a).....................    761    36,924
Analogic Corp...............................................  1,172    60,147
ATMI, Inc.(a)...............................................  3,128    90,931
Badger Meter, Inc...........................................  1,122    28,263
Barnes Group, Inc...........................................  3,346    58,756
Bel Fuse, Inc., Class B.....................................    915    29,362
Benchmark Electronics, Inc.(a)..............................  5,370   144,347
Brady Corp., Class A(2).....................................  3,759   132,166
Checkpoint Systems, Inc.(a).................................  3,273    54,037
Cogent, Inc.(a).............................................  3,613    49,606
Coherent, Inc.(a)...........................................  2,588    89,700
CTS Corp....................................................  2,998    41,312
Cubic Corp..................................................  1,299    25,434
Cymer, Inc.(a)(2)...........................................  3,288   144,377
Daktronics, Inc.............................................  3,240    67,036
Diodes, Inc.(a).............................................  1,596    68,899
EDO Corp....................................................  1,387    31,735
Electro Scientific Industries, Inc.(a)......................  2,422    49,893
Energy Conversion Devices, Inc.(a)..........................  3,262   120,824
Exar Corp.(a)...............................................  2,607    34,647
Excel Technology, Inc.(a)...................................    939    27,785
FEI Co.(a)..................................................  1,990    42,009
FuelCell Energy, Inc.(a)....................................  4,438    33,773
General Cable Corp.(a)(2)...................................  4,223   161,362
Herley Industries, Inc.(a)..................................  1,213    15,017
Hutchinson Technology, Inc.(a)..............................  2,143    45,067
II-VI, Inc.(a)..............................................  1,963    48,918
International Displayworks, Inc.(a).........................  3,716    23,671
Ionatron, Inc.(a)...........................................  2,468    11,871
KEMET Corp.(a)..............................................  7,250    58,508

                                                             Shares   Value
                                                             ------ ---------
L-1 Identity Solutions, Inc.(a).............................  5,484    71,566
Littelfuse, Inc.(a).........................................  1,881    65,271
Lojack Corp.(a).............................................  1,572    30,795
Mattson Technology, Inc.(a).................................  4,382    36,371
Measurement Specialties, Inc.(a)............................  1,116    20,813
Mentor Graphics Corp.(a)....................................  6,708    94,449
Mercury Computer Systems, Inc.(a)...........................  1,752    20,761
Methode Electronics, Inc., Class A..........................  3,115    29,624
Metrologic Instruments, Inc.(a).............................  1,060    19,250
Micrel, Inc.(a).............................................  6,070    58,211
Microsemi Corp.(a)(2).......................................  5,909   111,385
MKS Instruments, Inc.(a)....................................  3,040    61,742
Molecular Devices Corp.(a)..................................  1,417    26,200
Moog, Inc., Class A(a)......................................  3,114   107,931
Multi-Fineline Electronix, Inc.(a)..........................    695    17,632
OSI Systems, Inc.(a)........................................  1,232    24,147
Park Electrochemical Corp...................................  1,684    53,349
Photon Dynamics, Inc.(a)....................................  1,349    17,901
Photronics, Inc.(a).........................................  3,458    48,862
RAE Systems, Inc.(a)........................................  3,113     9,495
Rofin-Sinar Technologies, Inc.(a)...........................  1,281    77,846
Rudolph Technologies, Inc.(a)...............................  2,043    37,448
Silicon Image, Inc.(a)......................................  6,809    86,610
Supertex, Inc.(a)...........................................    969    37,665
Taser International, Inc.(a)................................  5,184    39,709
Technitrol, Inc.............................................  3,388   101,132
Triumph Group, Inc.(a)......................................  1,348    57,088
Universal Display Corp.(a)..................................  1,987    21,917
Universal Electronics, Inc.(a)..............................  1,081    20,539
Varian, Inc.(a).............................................  2,618   120,088
Vicor Corp..................................................  1,656    19,110
Watts Water Technologies, Inc., Class A.....................  2,108    66,950
Woodward Governor Co........................................  2,511    84,219
X-Rite, Inc.................................................  2,388    25,647
Zoran Corp.(a)..............................................  4,152    66,764
Zygo Corp.(a)...............................................  1,459    18,602
                                                                    ---------
                                                                    3,766,677
                                                                    ---------
ENERGY--ALTERNATE SOURCES--0.4%
Allis-Chalmers Energy, Inc.(a)..............................  1,560    22,838
Dawson Geophysical Co.(a)...................................    608    18,058
Evergreen Energy Inc.(a)....................................  5,929    62,314
Evergreen Solar, Inc.(a)....................................  5,582    46,331
Exploration Co. of Delaware, Inc. (The)(a)..................  2,471    23,647
Headwaters, Inc.(a).........................................  3,532    82,471
Pacific Ethanol, Inc.(a)....................................  2,121    29,779
Quantum Fuel Systems Technologies Worldwide, Inc.(a)........  3,622     7,172
Rentech, Inc.(a)............................................ 11,546    53,458
Syntroleum Corp.(a).........................................  3,335    15,975
VeraSun Energy Corp.(a).....................................  1,548    24,845
Warrior Energy Service Corp.(a).............................    781    20,111
                                                                    ---------
                                                                      406,999
                                                                    ---------
ENGINEERING & CONSTRUCTION--0.5%
Ampco-Pittsburgh Corp.......................................    580    17,939
EMCOR Group, Inc.(a)........................................  2,628   144,120
Granite Construction, Inc.(2)...............................  2,841   151,567
Infrasource Services, Inc.(a)...............................  2,260    39,663
Layne Christensen Co.(a)....................................    966    27,599
Perini Corp.(a).............................................  1,757    36,686
Washington Group International, Inc.(2).....................  2,378   139,969
                                                                    ---------
                                                                      557,543
                                                                    ---------
ENTERTAINMENT--1.7%
24/7 Real Media, Inc.(a)....................................  4,105    35,057
Ambassadors Group, Inc......................................  1,668    47,171
Ameristar Casinos, Inc......................................  2,155    46,785
Bally Technologies, Inc.(a).................................  4,356    76,666
Blue Coat Systems, Inc.(a)..................................  1,169    21,054
Blue Nile, Inc.(a)..........................................  1,181    42,929
Carmike Cinemas, Inc........................................    982    16,871
Century Casinos, Inc.(a)....................................  1,641    16,312
Churchill Downs, Inc........................................    729    30,662
Cybersource Corp.(a)........................................  2,585    30,581
Dover Downs Gaming & Entertainment, Inc.....................  1,232    14,969
Dover Motorsports, Inc......................................  1,371     7,431

                                                             Shares   Value
                                                             ------ ---------
Equinix, Inc.(a)............................................  2,423   145,621
Gaylord Entertainment Co.(a)(2).............................  3,394   148,826
Great Wolf Resorts, Inc.(a).................................  2,239    26,778
Internet Capital Group, Inc.(a).............................  3,273    30,930
Ipass, Inc.(a)..............................................  5,501    25,745
Isle of Capri Casinos, Inc.(a)..............................  1,265    26,641
Lakes Entertainment, Inc.(a)................................  1,848    17,852
Live Nation, Inc.(a)........................................  5,330   108,839
Macrovision Corp.(a)........................................  4,320   102,341
Magna Entertainment Corp., Class A(a).......................  3,229    15,144
Martha Stewart Living Omnimedia Inc., Class A(a)............  2,043    36,284
Marvel Entertainment, Inc.(a)...............................  3,935    94,991
MTR Gaming Group, Inc.(a)...................................  1,893    17,775
Patten Corp.(a).............................................  1,771    20,313
Pinnacle Entertainment, Inc.(a).............................  4,006   112,648
Progressive Gaming International Corp.(a)...................  2,851    23,378
RealNetworks, Inc.(a).......................................  9,059    96,116
Redback Network, Inc.(a)....................................  5,350    74,258
Shuffle Master, Inc.........................................  2,916    78,761
Six Flags, Inc.(a)..........................................  5,942    31,077
Speedway Motorsports, Inc...................................  1,199    43,656
Steinway Musical Instruments, Inc.(a).......................    620    17,360
Town Sports International Holdings, Inc.(a).................    758     9,945
Travelzoo, Inc.(a)..........................................    200     5,764
Trump Entertainment Resorts, Inc.(a)........................  2,548    43,214
Vail Resorts, Inc.(a).......................................  2,565   102,651
World Wrestling Entertainment, Inc..........................  1,729    28,407
                                                                    ---------
                                                                    1,871,803
                                                                    ---------
ENVIRONMENTAL CONTROL--0.6%
Aleris International, Inc.(a)...............................  2,657   134,285
American Ecology Corp.......................................  1,258    24,833
Basin Water, Inc.(a)........................................    484     3,964
Casella Waste Systems, Inc., Class A(a).....................  1,774    18,343
Clean Harbors, Inc.(a)......................................  1,267    55,178
Metal Management, Inc.......................................  2,207    61,443
Mine Safety Appliances Co...................................  2,617    93,270
Team, Inc.(a)...............................................    513    12,856
Tetra Tech, Inc.(a).........................................  4,795    83,529
Thermogenesis(a)............................................  4,583    17,736
Waste Connections, Inc.(a)(2)...............................  3,720   141,025
Waste Industries USA, Inc...................................    601    16,245
Waste Services, Inc.(a).....................................  2,360    21,570
                                                                    ---------
                                                                      684,277
                                                                    ---------
FOOD--2.3%
Applebees International, Inc................................  6,206   133,490
Arden Group, Inc., Class A..................................     91    10,592
BJ'S Restaurants, Inc.(a)...................................  1,156    25,444
CEC Entertainment, Inc.(a)..................................  2,803    88,323
Chiquita Brands International, Inc..........................  3,566    47,713
Diamond Foods, Inc..........................................  1,265    18,102
Flowers Foods, Inc..........................................  4,319   116,095
Gold Kist, Inc.(a)..........................................  4,264    88,862
Great Atlantic & Pacific Tea Co.(a).........................  1,609    38,745
Hain Celestial Group, Inc.(a)...............................  2,631    67,248
IHOP Corp...................................................  1,465    67,903
Imperial Sugar Co...........................................    913    28,413
Ingles Markets, Inc., Class A...............................    949    25,035
J & J Snack Foods Corp......................................  1,144    35,578
Jack in the Box, Inc.(a)....................................  2,953   154,087
Jones Soda Co.(a)...........................................  2,143    19,180
Lance, Inc..................................................  2,529    55,689
Landry's Restaurants, Inc...................................  1,367    41,215
M&F Worldwide Corp.(a)......................................    881    12,951
MGP Ingredients, Inc........................................    771    16,399
Nash Finch Co...............................................  1,048    24,659
P.F. Chang's China Bistro, Inc.(a)..........................  2,215    76,883
Papa John's International, Inc.(a)..........................  1,967    71,028
Pathmark Stores, Inc.(a)....................................  4,347    43,253
Performance Food Group Co.(a)...............................  2,929    82,276
Pilgrim's Pride Corp........................................  3,381    92,470
Premium Standard Farms, Inc.................................  1,116    21,260
Ralcorp Holdings, Inc.(a)...................................  2,173   104,804
Rare Hospitality International, Inc.(a).....................  2,872    87,768
Ruddick Corp................................................  3,324    86,524
Sanderson Farms, Inc........................................  1,427    46,178

                                                             Shares   Value
                                                             ------ ---------
Seaboard Corp...............................................     28    33,740
Sensient Technologies Corp..................................  3,872    75,775
Sonic Corp.(a)(2)...........................................  7,271   164,396
Spartan Stores, Inc.(a).....................................  1,781    30,099
Tejon Ranch Co.(a)..........................................    880    37,338
Tootsie Roll Industries, Inc................................  3,012    88,282
TreeHouse Foods, Inc.(a)....................................  2,634    62,294
United Natural Foods, Inc.(a)...............................  3,525   109,240
Village Super Market Class A................................    132     8,831
Weis Markets, Inc...........................................    770    30,646
Wild Oats Markets, Inc.(a)..................................  2,411    38,986
                                                                    ---------
                                                                    2,507,794
                                                                    ---------
FOREST PRODUCTS & PAPER--0.6%
American Woodmark Corp......................................  1,012    34,094
Bowater, Inc................................................  4,738    97,461
Buckeye Technologies, Inc.(a)...............................  3,191    27,124
Caraustar Industries, Inc.(a)...............................  2,429    19,359
Chesapeake Corp.............................................  1,679    24,026
Deltic Timber Corp..........................................    783    37,318
Glatfelter Co...............................................  3,714    50,325
Mercer International, Inc.-Sbi(a)...........................  2,267    21,400
Neenah Paper Inc............................................  1,178    40,323
Potlatch Corp...............................................  3,227   119,722
Rock-Tenn Co., Class A......................................  2,666    52,787
Schweitzer-Mauduit International, Inc.......................  1,289    24,465
Universal Forest Products, Inc..............................  1,354    66,414
Wausau-Mosinee Paper Corp...................................  3,746    50,571
Xerium Technologies, Inc....................................  1,593    17,650
                                                                    ---------
                                                                      683,039
                                                                    ---------
GAS--0.3%
EnergySouth, Inc............................................    557    18,799
Laclede Group, Inc. (The)...................................  1,782    57,167
Nicor, Inc.(2)..............................................  3,760   160,777
Peoples Energy Corp.........................................  3,254   132,275
                                                                    ---------
                                                                      369,018
                                                                    ---------
HAND/MACHINE TOOLS--0.3%
Baldor Electric Co..........................................  2,647    81,607
Franklin Electric Co., Inc..................................  1,823    96,874
Powell Industries, Inc.(a)..................................    622    13,765
Regal-Beloit Corp...........................................  2,605   113,318
                                                                    ---------
                                                                      305,564
                                                                    ---------
HEALTH CARE--5.3%
Abiomed, Inc.(a)............................................  1,888    27,924
Adeza Biomedical Corp.(a)...................................  1,215    19,938
Affymetrix, Inc.(a)(2)......................................  5,636   121,512
Air Methods Corp.(a)........................................    838    19,777
Akorn, Inc.(a)..............................................  3,597    12,985
Alliance Imaging, Inc.(a)...................................  1,270     9,919
Amedisys, Inc.(a)...........................................  1,334    52,920
American Medical Systems Holdings, Inc.(a)..................  5,833   107,502
AMERIGROUP Corp.(a)(2)......................................  4,318   127,597
AMN Healthcare Services, Inc.(a)............................  2,752    65,360
AmSurg Corp.(a).............................................  2,488    55,383
Andrx Corp.(a)(2)...........................................  6,169   150,709
Angiodynamics, Inc.(a)......................................    988    20,461
Apria Healthcare Group, Inc.(a).............................  3,543    69,939
Arrow International, Inc....................................  1,838    58,467
ArthroCare Corp.(a).........................................  2,144   100,468
Aspect Medical Systems, Inc.(a).............................  1,297    22,140
Auxilium Pharmaceuticals, Inc.(a)...........................  2,193    22,193
BioMarin Pharmaceutical, Inc.(a)............................  7,232   102,911
Biosite, Inc.(a)............................................  1,438    66,479
Bruker BioSciences Corp.(a).................................  3,594    25,194
Candela Corp.(a)............................................  1,986    21,667
Centene Corp.(a)............................................  3,600    59,184
Cepheid, Inc.(a)............................................  4,558    32,909
Cerus Corp.(a)..............................................  2,242    12,443
Chemed Corp.................................................  2,185    70,488
Compx International, Inc....................................    100     1,559
Conceptus, Inc.(a)..........................................  1,841    32,567
CONMED Corp.(a).............................................  2,344    49,482

                                                             Shares   Value
                                                             ------ ---------
Cyberonics, Inc.(a).........................................  1,800    31,554
Datascope Corp..............................................  1,077    36,047
Dexcom, Inc.(a).............................................  1,359    15,126
Dionex Corp.(a).............................................  1,665    84,815
DJ Orthopedics, Inc.(a).....................................  1,839    76,374
Emeritus Corp.(a)...........................................    399     8,598
Encore Medical Corp.(a).....................................  4,965    31,280
Enzo Biochem, Inc.(a).......................................  2,318    28,256
Enzon Pharmaceuticals, Inc.(a)..............................  3,656    30,162
ev3, Inc.(a)................................................  1,378    23,440
Five Star Quality Care, Inc.(a).............................  2,674    28,772
Flir Systems, Inc.(a)(2)....................................  5,775   156,849
Foxhollow Technologies, Inc.(a).............................  1,507    51,524
Genesis HealthCare Corp.(a).................................  1,658    78,971
Gentiva Health Services, Inc.(a)............................  2,248    36,957
Haemonetics Corp.(a)........................................  2,253   105,440
Healthtronics, Inc.(a)......................................  2,929    18,072
Healthways, Inc.(a)(2)......................................  2,884   128,626
Hologic, Inc.(a)(2).........................................  4,465   194,316
Horizon Health Corp.(a).....................................  1,212    18,507
Hythiam, Inc.(a)............................................  2,116    15,278
ICU Medical, Inc.(a)........................................  1,210    55,031
Immucor, Inc.(a)............................................  5,746   128,768
Intermagnetics General Corp.(a).............................  3,541    95,784
Intralase Corp.(a)..........................................  1,731    34,118
Invacare Corp...............................................  2,593    60,987
Inverness Medical Innovations, Inc.(a)......................  2,344    81,477
IRIS International, Inc.(a).................................  1,462    16,813
Kensey Nash Corp.(a)........................................    933    27,309
Kindred Healthcare, Inc.(a).................................  2,342    69,628
Kyphon, Inc.(a)(2)..........................................  3,695   138,267
LCA-Vision, Inc.............................................  1,669    68,946
LHC Group, Inc.(a)..........................................    995    22,208
Luminex Corp.(a)............................................  2,709    49,385
Matria Healthcare, Inc.(a)..................................  1,683    46,771
Medcath Corp.(a)............................................    639    19,228
Medical Action Industries, Inc.(a)..........................    742    19,952
Mentor Corp.(2).............................................  2,999   151,120
Meridian Bioscience, Inc....................................  1,697    39,896
Merit Medical Systems, Inc.(a)..............................  2,307    31,329
Molina Healthcare, Inc.(a)..................................    986    34,865
National Healthcare Corp....................................    490    26,328
Neurometrix, Inc.(a)........................................  1,007    19,143
Nighthawk Radiology Holdings, Inc.(a).......................    457     8,742
NxStage Medical, Inc.(a)....................................  1,011     8,866
Oakley, Inc.................................................  2,079    35,447
Odyssey Healthcare, Inc.(a).................................  2,888    40,952
Option Care, Inc............................................  2,215    29,659
OraSure Technologies, Inc.(a)...............................  3,834    30,825
Palomar Medical Technologies, Inc.(a).......................  1,454    61,359
PolyMedica Corp.............................................  1,923    82,324
PSS World Medical, Inc.(a)..................................  5,642   112,784
Psychiatric Solutions, Inc.(a)..............................  4,422   150,746
Quidel Corp.(a).............................................  2,546    35,950
Radiation Therapy Services, Inc.(a).........................  1,026    29,990
RehabCare Group, Inc.(a)....................................  1,418    18,576
Res-Care, Inc.(a)...........................................  1,845    37,066
Sirona Dental Systems, Inc..................................  1,471    48,440
SonoSite, Inc.(a)...........................................  1,361    38,652
Stereotaxis, Inc.(a)........................................  1,892    19,582
Steris Corp.(2).............................................  5,653   136,011
Sun Healthcare Group, Inc.(a)...............................  1,869    20,073
Sunrise Senior Living, Inc.(a)..............................  3,710   110,818
Symbion, Inc.(a)............................................  1,506    27,650
Symmetry Medical, Inc.(a)...................................  2,955    44,591
Thoratec Corp.(a)...........................................  4,405    68,762
TriPath Imaging, Inc.(a)....................................  2,627    23,722
United Surgical Partners International, Inc.(a).............  3,710    92,119
Ventana Medical Systems, Inc.(a)............................  2,442    99,707
Viasys Healthcare, Inc.(a)..................................  2,704    73,657
Visicu, Inc.(a).............................................    557     4,996
VistaCare, Inc., Class A(a).................................    868     9,027
Vital Images, Inc.(a).......................................  1,102    34,801
Vital Sign, Inc.............................................    552    31,249
Volcano Corp.(a)............................................    662     7,606
West Pharmaceutical Services, Inc...........................  2,737   107,482
Wright Medical Group, Inc.(a)...............................  2,898    70,277
Young Innovations, Inc......................................    406    14,600
Zoll Medical Corp.(a).......................................    804    28,856
                                                                    ---------
                                                                    5,772,358
                                                                    ---------

                                                             Shares  Value
                                                             ------ -------
HOLDING COMPANIES--0.1%
Navigators Group, Inc.(a)...................................  1,054  50,603
Star Maritime Acquisition Corp.(a)..........................  1,576  15,145
Triarc Companies, Inc.......................................  5,142  77,747
                                                                    -------
                                                                    143,495
                                                                    -------
HOME BUILDERS--0.6%
Amrep Corp..................................................    135   6,597
Brookfield Homes Corp.......................................  1,005  28,301
Cavco Industries, Inc.(a)...................................    513  16,165
Champion Enterprises, Inc.(a)...............................  6,371  43,960
Fleetwood Enterprises, Inc.(a)..............................  5,329  35,864
Hovnanian Enterprises, Inc., Class A(a).....................  4,166 122,230
Levitt Corp., Class A.......................................  1,366  16,064
M/I Schottenstein Homes, Inc................................  1,020  36,057
Meritage Homes Corp.(a).....................................  1,827  76,021
Monaco Coach Corp...........................................  2,233  24,876
Orleans Homebuilders, Inc...................................    393   4,610
Palm Harbor Homes, Inc.(a)..................................    803  12,013
Skyline Corp................................................    544  20,786
Sterling Construction Co., Inc.(a)..........................    701  14,062
Technical Olympic Usa, Inc..................................  1,589  15,620
WCI Communities, Inc.(a)....................................  2,770  48,309
Williams Scotsman International, Inc.(a)....................  2,521  53,849
Winnebago Industries, Inc...................................  2,663  83,565
                                                                    -------
                                                                    658,949
                                                                    -------
HOME FURNISHINGS--0.5%
DTS, Inc.(a)................................................  1,489  31,537
Ethan Allen Interiors, Inc..................................  2,706  93,790
Furniture Brands International, Inc.........................  3,769  71,762
Hooker Furniture Corp.......................................    893  13,091
Kimball International, Inc., Class B........................  2,062  39,797
La-Z-Boy, Inc...............................................  4,321  60,321
Movado Group, Inc...........................................  1,477  37,545
Sealy Corp..................................................  1,631  21,301
Select Comfort Corp.(a).....................................  4,561  99,795
Standex International Corp..................................  1,033  28,800
Stanley Furniture Co., Inc..................................    977  20,820
Tempur-Pedic International, Inc.(a).........................  4,188  71,908
                                                                    -------
                                                                    590,467
                                                                    -------
HOUSEHOLD PRODUCTS / WARES--0.8%
American Greetings Corp., Class A...........................  4,459 103,092
Blyth, Inc..................................................  2,187  53,210
Central Garden & Pet Co.(a).................................  1,763  85,082
CNS, Inc....................................................  1,129  31,872
CSS Industries, Inc.........................................    564  16,762
Ennis Business Forms, Inc...................................  2,129  46,093
Fossil, Inc.(a).............................................  3,671  79,073
Harland (John H.) Co.(a)....................................  2,191  79,862
Lifetime Brands, Inc........................................    910  16,853
National Presto Industries, Inc.............................    377  20,837
Playtex Products, Inc.(a)...................................  4,667  62,538
Russ Berrie & Co., Inc......................................    983  14,981
Standard Register Co. (The).................................  1,441  19,021
Tupperware Corp.............................................  5,067  98,604
Yankee Candle Co. (The).....................................  3,396  99,401
                                                                    -------
                                                                    827,281
                                                                    -------
INSURANCE--2.4%
21st Century Insurance Group................................  2,726  40,754
Affirmative Insurance Holdings, Inc.........................    600   8,790
Alfa Corp...................................................  2,668  46,076
American Equity Investment Life Holding Co..................  4,648  57,031
American Physicians Capital, Inc.(a)........................    487  23,561
Argonaut Group, Inc.(a).....................................  2,612  81,050
Baldwin & Lyons, Inc., Class B..............................    599  14,508
Bristol West Holdings, Inc..................................  1,277  18,580
CNA Surety Corp.(a).........................................  1,355  27,371
Commerce Group, Inc.(2).....................................  4,541 136,457
Crawford & Co., Class B.....................................  1,950  13,241

                                                             Shares   Value
                                                             ------ ---------
Delphi Financial Group, Inc., Class A.......................  3,429   136,749
Direct General Corp.........................................  1,234    16,610
Donegal Group, Inc..........................................  1,084    21,918
Emc Insurance Group, Inc....................................    407    11,738
Enstar Group, Inc.(a).......................................    241    23,025
FBL Financial Group, Inc., Class A..........................  1,097    36,717
First Acceptance Corp.(a)...................................  1,397    16,052
First Advantage Corp.(a)....................................    500    10,430
FPIC Insurance Group, Inc.(a)...............................    810    32,084
Great American Financial Resources, Inc.....................    736    15,404
Harleysville Group, Inc.....................................  1,165    40,763
HealthExtras, Inc.(a).......................................  2,301    65,141
Hilb, Rogal & Hamilton Co...................................  3,066   130,765
Horace Mann Educators Corp..................................  3,593    69,093
Independence Holding Co.....................................    420     9,139
Infinity Property & Casualty Corp...........................  1,727    71,032
James River Group, Inc.(a)..................................    737    21,631
Kansas City Life Insurance Co...............................    338    15,393
LandAmerica Financial Group, Inc............................  1,509    99,277
Midland Co. (The)...........................................    972    42,107
National Interstate Corp....................................  1,280    31,488
National Western Life Insurance Co., Class A................    177    40,691
NYMAGIC, Inc................................................    467    14,804
Odyssey Re Holdings Corp....................................  1,074    36,280
Ohio Casualty Corp.(2)......................................  5,312   137,420
PICO Holdings, Inc.(a)......................................    883    28,742
PMA Capital Corp., Class A(a)...............................  2,693    23,752
Presidential Life Corp......................................  1,793    40,109
ProAssurance Corp.(a).......................................  2,732   134,633
RLI Corp....................................................  1,797    91,270
Safety Insurance Group, Inc.................................  1,149    55,910
Seabright Insurance Holdings, Inc.(a).......................  1,284    17,937
Selective Insurance Group, Inc..............................  2,402   126,369
State Auto Financial Corp...................................  1,162    35,499
Stewart Information Services Corp...........................  1,362    47,357
Tower Group, Inc............................................  1,374    45,823
Triad Guaranty, Inc.(a).....................................    930    47,588
U.S.I. Holdings Corp.(a)....................................  3,856    52,249
United Fire & Casualty Co...................................  1,723    53,930
Universal American Financial Corp.(a).......................  3,181    51,119
Zenith National Insurance Corp..............................  3,085   123,061
                                                                    ---------
                                                                    2,588,518
                                                                    ---------
INTERNET COMPANIES--0.5%
Audible, Inc.(a)............................................  2,049    14,876
Avocent Corp.(a)............................................  3,732   112,408
Click Commerce, Inc.(a).....................................    857    19,385
Cogent Communications Group, Inc.(a)........................  1,695    19,645
DealerTrack Holdings, Inc.(a)...............................    890    19,678
Internap Network Services Corp.(a)..........................  2,591    39,435
Liquidity Services, Inc.(a).................................    565     8,808
LoopNet, Inc.(a)............................................    188     2,380
NetFlix, Inc.(a)............................................  3,818    86,974
Omniture, Inc.(a)...........................................  1,167     9,208
Online Resources Corp.(a)...................................  1,882    23,055
Terremark Worldwide, Inc.(a)................................  3,163    17,555
TIBCO Software, Inc.(a)..................................... 17,837   160,176
Vasco Data Security International(a)........................  2,079    21,538
                                                                    ---------
                                                                      555,121
                                                                    ---------
IRON / STEEL--0.7%
AK Steel Holding Corp.(a)(2)................................  9,322   113,169
Chaparral Steel Co.(a)(2)...................................  3,901   132,868
Cleveland-Cliffs, Inc.(2)...................................  3,530   134,528
Gibraltar Steel, Inc........................................  2,023    44,870
Olympic Steel, Inc..........................................    676    16,805
Oregon Steel Mills, Inc.(a)(2)..............................  3,027   147,929
Ryerson Tull, Inc...........................................  2,176    47,633
Schnitzer Steel Industries, Inc., Class A...................  1,887    59,516
Shiloh Industries, Inc.(a)..................................    389     5,244
Steel Technologies, Inc.....................................    890    17,471
Wheeling-Pittsburgh Corp.(a)................................    900    15,399
                                                                    ---------
                                                                      735,432
                                                                    ---------
LEISURE TIME--0.4%
Bally Total Fitness Holding Corp.(a)........................  2,975     4,492

                                                             Shares   Value
                                                             ------ ---------
Callaway Golf Co............................................  6,323    82,895
Geo Group, Inc. (The)(a)....................................  1,048    44,278
K2, Inc.(a).................................................  3,931    46,111
Life Time Fitness, Inc.(a)..................................  2,574   119,150
Marine Products Corp........................................  1,026     9,973
Nautilus Group, Inc. (The)..................................  2,740    37,675
NGP Capital Resources Co....................................  1,445    21,083
WMS Industries, Inc.(a).....................................  2,288    66,832
                                                                    ---------
                                                                      432,489
                                                                    ---------
LODGING--0.3%
Aztar Corp.(a)(2)...........................................  3,021   160,143
Lodgian, Inc.(a)............................................  1,700    22,576
Marcus Corp.................................................  1,795    41,231
Monarch Casino & Resort, Inc.(a)............................    869    16,850
Morgans Hotel Group Co.(a)..................................  1,503    18,788
Riviera Holdings Corp.(a)...................................    886    18,101
                                                                    ---------
                                                                      277,689
                                                                    ---------
MACHINERY--1.7%
Albany International Corp., Class A.........................  2,263    72,009
Applied Industrial Technologies, Inc........................  3,699    90,256
Astec Industries, Inc.(a)...................................  1,440    36,360
Asyst Technologies, Inc.(a).................................  4,047    27,358
Briggs & Stratton Corp.(2)..................................  4,333   119,375
Bucyrus International, Inc.,--A(2)..........................  2,636   111,819
Cascade Corp................................................  1,062    48,480
Chart Industries, Inc.(a)...................................  1,058    13,024
Cognex Corp.................................................  3,894    98,362
DXP Enterprises, Inc.(a)....................................    139     3,251
Dycom Industries, Inc.(a)...................................  3,368    72,412
Esterline Technologies Corp.(a).............................  2,120    71,571
Flow International Corp.(a).................................  3,097    40,168
Gehl Co.(a).................................................    939    25,146
Gerber Scientific, Inc.(a)..................................  1,824    27,324
Gorman-Rupp Co. (The).......................................    774    25,310
Insituform Technologies, Inc., Class A(a)...................  2,270    55,116
Intermec, Inc.(a)...........................................  4,207   110,897
Intevac, Inc.(a)............................................  1,754    29,467
iRobot Corp.(a).............................................    922    18,495
Kadant, Inc.(a).............................................  1,136    27,900
Kaman Corp., Class A........................................  1,941    34,957
Knight Transportation, Inc..................................  4,783    81,072
Kulicke & Soffa Industries, Inc.(a).........................  4,740    41,902
Lindsay Manufacturing Co....................................    963    27,686
Middleby Corp.(a)...........................................    538    41,458
NACCO Industries, Inc.......................................    445    60,480
Nordson Corp................................................  2,493    99,371
OYO Geospace Corp.(a).......................................    318    18,047
Paxar Corp.(a)..............................................  3,430    68,531
Presstek, Inc.(a)...........................................  2,465    13,286
Robbins & Myers, Inc........................................  1,122    34,692
Sauer-Danfoss, Inc..........................................    803    19,256
Semitool, Inc.(a)...........................................  1,775    18,354
Tecumseh Products Co., Class A..............................  1,388    21,111
Tennant Co..................................................  1,375    33,468
Turbochef Technologies, Inc.(a).............................  1,129    15,693
Ultratech, Inc.(a)..........................................  2,026    26,986
Wabtec Corp.(2).............................................  4,054   109,985
                                                                    ---------
                                                                    1,890,435
                                                                    ---------
MANUFACTURERS--0.5%
Aptargroup, Inc.(a)(2)......................................  2,977   151,469
EnPro Industries, Inc.(a)...................................  1,761    52,936
Federal Signal Corp.........................................  4,032    61,488
Flanders Corp.(a)...........................................  1,069     9,151
Freightcar America, Inc.....................................  1,015    53,795
Jacuzzi Brands, Inc.(a).....................................  6,487    64,805
Lancaster Colony Corp.......................................  2,062    92,295
Tredegar Corp...............................................  2,889    48,362
                                                                    ---------
                                                                      534,301
                                                                    ---------
MANUFACTURING--0.6%
Acuity Brands, Inc.(2)......................................  3,751   170,296
American Railcar Industries, Inc............................    754    21,949

                                                             Shares   Value
                                                             ------ ---------
Blount International, Inc.(a)...............................  3,170    31,763
China BAK Battery, Inc.(a)..................................  2,188    14,703
ESCO Technologies, Inc.(a)..................................  2,185   100,597
Hexcel Corp.(a).............................................  7,908   111,899
Insteel Industries, Inc.....................................  1,125    22,354
Kaydon Corp.................................................  2,356    87,219
Koppers Holdings, Inc.......................................    833    15,802
Lamson & Sessions Co. (The)(a)..............................  1,121    26,702
PW Eagle, Inc...............................................    849    25,478
Reddy Ice Holdings, Inc.....................................  1,348    32,622
Smith & Wesson Holding Corp.(a).............................  2,471    34,297
                                                                    ---------
                                                                      695,681
                                                                    ---------
MEDIA--1.4%
Acacia Research--Acacia Technologies(a).....................  2,359    26,775
Banta Corp..................................................  1,939    92,297
Belo Corp., Class A.........................................  7,695   121,659
Citadel Broadcasting Corp...................................  3,082    28,971
CKX, Inc.(a)................................................  4,267    53,124
Courier Corp................................................    786    29,192
Cox Radio, Inc.(a)..........................................  3,773    57,916
Crown Media Holdings, Inc.(a)...............................  1,295     5,815
Cumulus Media, Inc., Class A(a).............................  2,895    27,676
Emmis Communications Corp.(a)...............................  2,749    33,675
Entercom Communications Corp.(a)............................  2,611    65,797
Entravision Communications Corp.(a).........................  5,594    41,619
Fisher Communications, Inc.(a)..............................    636    26,426
Gemstar-TV Guide International, Inc.(a)..................... 20,725    68,807
Gray Television, Inc........................................  3,582    22,961
Journal Communications, Inc.................................  3,656    41,203
Journal Register Co.........................................  3,306    18,745
Jupitermedia Corp.(a).......................................  1,752    15,172
Lee Enterprises, Inc........................................  3,822    96,468
Lin TV Corp., Class A(a)....................................  2,307    17,948
LodgeNet Entertainment Corp.(a).............................  1,406    26,545
Media General Inc., Class A.................................  1,845    69,593
Mediacom Communications Corp.(a)............................  4,628    32,951
Outdoor Channel Holdings, Inc.(a)...........................  1,061    11,554
Playboy Enterprises, Inc., Class B(a).......................  1,778    16,731
Primedia, Inc.(a)........................................... 16,822    25,569
Private Media Group Ltd.(a).................................  2,035     8,221
Radio One, Inc., Class D(a).................................  6,392    39,950
Readers Digest Association, Inc.............................  8,165   105,819
Salem Communications Corp., Class A(a)......................    830     9,387
Scholastic Corp.(a).........................................  2,973    92,610
Sinclair Broadcast Group, Inc., Class A.....................  3,804    29,861
Spanish Broadcasting System, Inc., Class A(a)...............  3,601    15,736
Sun-Times Media Group, Inc., Class A........................  5,595    36,815
TheStreet.com, Inc..........................................  1,483    15,779
TiVo, Inc.(a)...............................................  6,405    48,614
Value Line, Inc.............................................     38     1,771
Westwood One, Inc...........................................  5,864    41,517
                                                                    ---------
                                                                    1,521,269
                                                                    ---------
METAL FABRICATE / HARDWARE--0.4%
AM Castle & Co.(a)..........................................    881    23,646
CIRCOR International, Inc...................................  1,354    41,365
Dynamic Materials Corp......................................    952    30,864
Lawson Products, Inc........................................    294    12,324
LB Foster Co., Class A(a)...................................    824    13,266
Mueller Water Products, Inc.(a).............................  2,024    29,571
NN, Inc.....................................................  1,392    16,467
RBC Bearings, Inc.(a).......................................  1,709    41,272
Valmont Industries, Inc.....................................  1,461    76,337
Worthington Industries, Inc.................................  6,047   103,163
                                                                    ---------
                                                                      388,275
                                                                    ---------
METALS--DIVERSIFIED--0.8%
Ameron International Corp...................................    660    43,850
Griffon Corp.(a)............................................  2,486    59,341
Gulf Island Fabrication, Inc................................  1,007    26,273
Matthews International Corp., Class A.......................  2,683    98,761
Maverick Tube Corp.(a)(2)...................................  3,087   200,130
Mueller Industries, Inc.....................................  3,122   109,801
NS Group, Inc.(a)...........................................  1,815   117,158
Quanex Corp.(2).............................................  3,199    97,090
RTI International Metals, Inc.(a)...........................  1,929    84,066
                                                                    ---------
                                                                      836,470
                                                                    ---------

                                                             Shares   Value
                                                             ------ ---------
MINING--0.5%
AMCOL International Corp....................................  1,833    45,660
Brush Engineered Materials, Inc.(a).........................  1,644    40,886
Century Aluminum Co.(a).....................................  1,931    64,978
Coeur d'Alene Mines Corp.(a)................................ 23,552   110,930
Compass Minerals International, Inc.........................  2,709    76,692
Hecla Mining Co.(a).........................................  9,958    57,159
Royal Gold, Inc.............................................  1,624    44,059
Stillwater Mining Co.(a)....................................  3,450    28,980
USEC, Inc...................................................  7,366    71,008
                                                                    ---------
                                                                      540,352
                                                                    ---------
OFFICE / BUSINESS EQUIPMENT--0.5%
Global Imaging Systems, Inc.(a).............................  4,332    95,607
Herman Miller, Inc.(2)......................................  5,543   189,626
IKON Office Solutions, Inc..................................  9,310   125,126
Insight Enterprises, Inc.(a)................................  4,032    83,100
Knoll, Inc..................................................  2,568    51,874
                                                                    ---------
                                                                      545,333
                                                                    ---------
OIL & GAS PRODUCERS--2.2%
ATP Oil & Gas Corp.(a)......................................  1,629    60,175
Atwood Oceanics, Inc.(a)....................................  2,287   102,846
Berry Petroleum Co., Class A................................  2,990    84,198
Bois D'ARC Energy, Inc.(a)..................................  1,358    20,777
Carrizo Oil & Gas, Inc.(a)..................................  1,879    48,459
Cascade Natural Gas Corp....................................    906    23,638
Clayton Williams Energy, Inc.(a)............................    402    12,181
Encore Acquisition Co.(a)...................................  4,411   107,364
Energy Partners, Ltd.(a)....................................  3,203    78,954
Gasco Energy, Inc.(a).......................................  6,065    16,376
Goodrich Petroleum Corp.(a).................................  1,009    30,391
Grey Wolf, Inc.(a).......................................... 16,477   110,066
Hanover Compressor Co.(a)(2)................................  8,663   157,840
Harvest Natural Resources, Inc.(a)..........................  3,103    32,116
Houston Exploration Co.(a)(2)...............................  2,465   135,945
McMoRan Exploration Co.(a)..................................  1,971    34,966
Meridian Resource Corp. (The)(a)............................  7,263    22,225
New Jersey Resources Corp...................................  2,374   117,038
Northwest Natural Gas Co....................................  2,304    90,501
Parallel Petroleum Corp.(a).................................  3,174    63,670
Parker Drilling Co.(a)......................................  9,035    63,968
Penn Virginia Corp..........................................  1,518    96,256
Petrohawk Energy Corp.(a)................................... 12,051   125,089
Petroleum Development Corp.(a)..............................  1,293    51,578
Petroquest Energy, Inc.(a)..................................  3,421    35,681
Pioneer Drilling Co.(a).....................................  3,455    44,362
RPC, Inc....................................................  1,758    32,207
South Jersey Industries, Inc................................  2,471    73,908
Southwest Gas Corp..........................................  3,393   113,055
Stone Energy Corp.(a).......................................  2,310    93,509
Swift Energy Co.(a).........................................  2,434   101,790
Toreador Resources Corp.(a).................................  1,010    18,604
Warren Resources, Inc.(a)...................................  4,456    54,274
WD-40 Co....................................................  1,330    47,441
W-H Energy Services, Inc.(a)................................  2,461   102,058
                                                                    ---------
                                                                    2,403,506
                                                                    ---------
OIL & GAS SERVICES--2.3%
Alon USA Energy, Inc.(a)....................................  1,005    29,637
Aquila, Inc.(a)(2).......................................... 31,676   137,157
Atlas America, Inc.(a)......................................  1,445    61,673
Aventine Renewable Energy Holdings, Inc.(a).................  2,562    54,801
Basic Energy Services, Inc.(a)..............................  1,044    25,474
Bill Barrett Corp...........................................  2,412    59,239
Brigham Exploration Co.(a)..................................  3,853    26,085
Bronco Drilling Co., Inc.(a)................................  1,098    19,303
Callon Petroleum Co.(a).....................................  1,641    22,252
CARBO Ceramics, Inc.........................................  1,620    58,369
Comstock Resources, Inc.(a).................................  3,642    98,880
Crosstex Energy, Inc........................................    870    77,926
Delta Petroleum Corp.(a)....................................  4,420    99,538

                                                             Shares   Value
                                                             ------ ---------
Dril-Quip, Inc.(a)..........................................    894    60,506
Edge Petroleum Corp.(a).....................................  1,451    23,898
EXCO Resources, Inc.(a).....................................  4,345    53,921
Giant Industries, Inc.(a)...................................  1,240   100,688
Hercules Offshore, Inc.(a)..................................  1,637    50,829
Hornbeck Offshore Services, Inc.(a).........................  1,984    66,464
Hydril(a)...................................................  1,440    80,726
Input/Output, Inc.(a).......................................  5,888    58,468
Lone Star Technologies, Inc.(a)(2)..........................  2,571   124,385
Lufkin Industries, Inc......................................  1,236    65,409
Markwest Hydrocarbon, Inc...................................    504    14,112
Matrix Service Co.(a).......................................  1,685    22,057
Newpark Resources, Inc.(a)..................................  7,467    39,799
Oil States International, Inc.(a)(2)........................  4,138   113,795
Piedmont Natural Gas Co., Inc.(2)...........................  6,378   161,426
Rosetta Resources, Inc.(a)..................................  4,227    72,578
Superior Well Services, Inc.(a).............................    881    17,444
Union Drilling, Inc.(a).....................................  1,084    11,924
Universal Compression Holdings, Inc.(a)(2)..................  2,554   136,511
Veritas DGC, Inc.(a)(2).....................................  2,918   192,062
Western Refining, Inc.......................................  1,873    43,529
WGL Holdings, Inc...........................................  4,131   129,466
Whiting Petroleum Corp.(a)..................................  3,088   123,829
                                                                    ---------
                                                                    2,534,160
                                                                    ---------
Oil and Gas--0.4%
Arena Resources, Inc.(a)....................................    995    31,959
Aurora Oil & Gas Corp.(a)...................................  5,377    16,454
Complete Production Services, Inc.(a).......................  2,206    43,546
Delek US Holdings, Inc.(a)..................................    830    15,355
Geoglobal Resources, Inc.(a)................................  2,421    14,187
GeoMet, Inc.(a).............................................    868     8,159
GMX Resources, Inc.(a)......................................    649    20,372
Gulfport Energy Corp.(a)....................................  1,039    12,042
Mariner Energy, Inc.(a).....................................  6,118   112,389
Metretek Technologies, Inc.(a)..............................  1,268    15,140
NATCO Group, Inc.(a)........................................  1,181    34,013
Primeenergy Corp.(a)........................................     59     4,206
Quest Resource Corp.(a).....................................  1,580    14,030
RAM Energy Resources, Inc.(a)...............................  1,684     8,083
Sulphco, Inc.(a)............................................  2,810    17,450
T-3 Energy Services, Inc.(a)................................    100     2,007
Transmeridian Exploration, Inc.(a)..........................  5,873    23,198
Trico Marine Services, Inc.(a)..............................    957    32,299
Vaalco Energy, Inc.(a)......................................  4,813    34,557
                                                                    ---------
                                                                      459,446
                                                                    ---------
PACKAGING & CONTAINERS--0.3%
AEP Industries, Inc.(a).....................................    578    24,247
Graphic Packaging Corp.(a)..................................  6,414    23,475
Greif Inc., Class A.........................................  1,331   106,626
Longview Fibre Co...........................................  5,571   113,204
Silgan Holdings, Inc........................................  1,943    72,979
                                                                    ---------
                                                                      340,531
                                                                    ---------
PHARMACEUTICALS--3.8%
Abaxis, Inc.(a).............................................  1,701    39,786
Acadia Pharmaceuticals, Inc.(a).............................  2,022    17,470
Adams Respiratory Therapeutics, Inc.(a).....................  2,570    94,036
Adolor Corp.(a).............................................  3,780    52,429
Align Technology, Inc.(a)...................................  4,791    54,522
Alkermes, Inc.(a)(2)........................................  8,192   129,843
Allscripts Healthcare Solutions, Inc.(a)....................  3,867    86,814
Alnylam Pharmaceuticals, Inc.(a)............................  2,710    39,051
Alpharma, Inc., Class A.....................................  3,547    82,964
Altus Pharmaceuticals, Inc.(a)..............................    617     9,853
American Oriental Bioengineering, Inc.(a)...................  3,784    23,007
Anadys Pharmaceuticals, Inc.(a).............................  2,300     6,670
Array Biopharma, Inc.(a)....................................  3,309    28,193
AtheroGenics, Inc.(a).......................................  3,295    43,395
Avanir Pharmaceuticals(a)...................................  2,646    18,310
AVI BioPharma, Inc.(a)......................................  4,059    14,734
Bentley Pharmaceuticals, Inc.(a)............................  1,611    19,332
Bioenvision, Inc.(a)........................................  3,009    16,580
Bio-Reference Labs, Inc.(a).................................    841    18,880
Bradley Pharmaceuticals, Inc.(a)............................  1,175    18,706

                                                             Shares   Value
                                                             ------ ---------
Caraco Pharm Labs, Inc.(a)..................................    814     8,270
Cell Genesys, Inc.(a).......................................  4,689    21,429
Combinatorx, Inc.(a)........................................  1,989    12,391
Connetics Corp.(a)..........................................  2,859    31,163
Conor Medsystems, Inc.......................................  2,475    58,336
Cubist Pharmaceuticals, Inc.(a).............................  4,537    98,634
CV Therapeutics, Inc.(a)....................................  4,686    52,202
Cypress Bioscience, Inc.(a).................................  2,715    19,820
Dendreon Corp.(a)...........................................  6,033    26,968
Depomed, Inc.(a)............................................  2,971    12,122
Digene Corp.(a).............................................  1,416    61,100
Durect Corp.(a).............................................  5,197    21,308
Emisphere Technologies, Inc.(a).............................  1,924    16,258
Genta, Inc.(a).............................................. 13,022    10,157
Geron Corp.(a)..............................................  5,507    34,529
Hana Biosciences, Inc.(a)...................................  2,319    15,908
Hi-Tech Pharmacal Co, Inc.(a)...............................    811    10,251
Idenix Pharmaceuticals, Inc.(a).............................  1,994    19,342
I-Flow Corp.(a).............................................  1,889    22,706
Indevus Pharmaceuticals, Inc.(a)............................  4,563    27,013
InterMune, Inc.(a)..........................................  2,172    35,664
Isis Pharmaceuticals, Inc.(a)...............................  6,090    43,726
KV Pharmaceuticals Co.(a)...................................  3,232    76,598
Mannatech, Inc..............................................  1,368    24,241
Mannkind Corp.(a)...........................................  1,870    35,530
Medarex, Inc.(a)............................................ 10,353   111,191
Medicines Co. (The)(a)......................................  4,187    94,459
Medicis Pharmaceutical Corp., Class A.......................  4,612   149,198
Medifast, Inc.(a)...........................................    938     8,142
Metabasis Therapeutics, Inc.(a).............................  1,660     9,329
MGI Pharma, Inc.(a)(2)......................................  6,526   112,312
Nabi Biopharmaceuticals(a)..................................  5,013    28,975
Nastech Pharmaceutical Co., Inc.(a).........................  1,780    27,163
NBTY, Inc.(a)...............................................  4,675   136,837
Neurocrine Biosciences, Inc.(a).............................  3,151    33,873
New River Pharmaceuticals, Inc.(a)..........................  1,281    32,960
Novavax, Inc.(a)............................................  4,963    18,810
Noven Pharmaceuticals, Inc.(a)..............................  2,006    48,385
NPS Pharmaceuticals, Inc.(a)................................  3,851    14,672
Nu Skin Enterprises, Inc., Class A..........................  4,812    84,306
NuVasive, Inc.(a)...........................................  2,805    56,409
Nuvelo, Inc.(a).............................................  4,328    78,943
Onyx Pharmaceuticals, Inc.(a)...............................  3,459    59,806
OSI Pharmaceuticals, Inc.(a)(2).............................  4,754   178,419
Pain Therapeutics, Inc.(a)..................................  3,012    25,963
Par Pharmaceutical Cos., Inc.(a)............................  2,928    53,407
PAREXEL International Corp.(a)..............................  2,301    76,140
Penwest Pharmaceuticals Co.(a)..............................  1,908    31,768
Perrigo Co..................................................  6,490   110,135
PetMed Express, Inc.(a).....................................  1,516    15,827
PharmaNet Development Group, Inc.(a)........................  1,517    29,475
Pharmion Corp.(a)...........................................  1,958    42,195
POZEN, Inc.(a)..............................................  2,095    26,942
Prestige Brands Holdings, Inc...............................  2,819    31,404
Progenics Pharmaceuticals, Inc.(a)..........................  1,861    43,659
Renovis, Inc.(a)............................................  1,819    25,029
Replidyne, Inc.(a)..........................................    424     3,990
Rigel Pharmaceuticals, Inc.(a)..............................  2,105    21,618
Salix Pharmaceuticals Ltd.(a)...............................  3,887    52,708
Santarus, Inc.(a)...........................................  3,895    28,901
Sciele Pharma, Inc.(a)......................................  2,432    45,819
Solexa, Inc.(a).............................................  1,901    16,767
Somaxon Pharmaceuticals, Inc.(a)............................    363     4,469
SuperGen, Inc.(a)...........................................  4,132    19,255
Tanox, Inc.(a)..............................................  2,032    24,018
Tiens Biotech Group USA, Inc.(a)............................    300       870
United Therapeutics, Inc.(a)................................  1,969   103,451
USANA Health Sciences, Inc.(a)..............................    821    36,608
Valeant Pharmaceuticals International(2)....................  7,863   155,531
Viropharma, Inc.(a).........................................  5,731    69,746
Xenoport, Inc.(a)...........................................  1,681    34,242
Zymogenetics, Inc.(a).......................................  3,134    52,871
                                                                    ---------
                                                                    4,077,238
                                                                    ---------
REAL ESTATE--0.2%
Avatar Holdings(a)..........................................    462    27,286
California Coastal Communities, Inc.(a).....................    821    16,880
Consolidated-Tomoka Land Co.................................    388    24,898

                                                             Shares  Value
                                                             ------ -------
Crystal River Capital Inc...................................    636  14,552
Housevalues, Inc.(a)........................................  1,160   6,774
Resource Capital Corp.......................................    291   4,496
Tarragon Realty Investors, Inc.(a)..........................  1,129  11,753
Trammell Crow Co.(a)........................................  3,013 110,004
                                                                    -------
                                                                    216,643
                                                                    -------
REAL ESTATE INVESTMENT TRUSTS--7.2%
Aames Investment Corp.......................................  3,815  13,429
Acadia Realty Trust.........................................  2,691  68,621
Affordable Residential Communities..........................  2,893  28,033
Agree Realty Corp...........................................    622  20,433
Alexander's, Inc.(a)........................................    153  47,468
Alexandria Real Estate Equities, Inc.(2)....................  2,190 205,421
American Campus Communities, Inc............................  1,940  49,489
American Financial Realty Trust............................. 10,976 122,492
American Home Mortgage Investment Corp.(2)..................  3,683 128,426
Anthracite Capital, Inc.....................................  4,767  61,304
Anworth Mortgage Asset Corp.................................  3,780  31,563
Arbor Realty Trust, Inc.....................................    933  23,847
Ashford Hospitality Trust, Inc..............................  5,021  59,901
Biomed Realty Trust, Inc.(2)................................  5,526 167,659
Capital Lease Funding, Inc..................................  2,772  30,741
Capital Trust, Inc. (New York)..............................    793  32,299
Cedar Shopping Centers, Inc.................................  2,834  45,826
CentraCore Properties Trust.................................    919  29,178
Corporate Office Properties Trust...........................  2,825 126,447
Cousins Properties, Inc.....................................  3,225 110,327
Crescent Real Estate EQT Co.................................  6,588 143,684
Deerfield Triarc Capital Corp...............................  4,316  56,583
Diamondrock Hospitality Co..................................  5,356  88,963
Digital Realty Trust, Inc...................................  1,486  46,542
EastGroup Properties, Inc...................................  2,002  99,820
Education Realty Trust, Inc.................................  2,206  32,561
Entertainment Properties Trust..............................  2,145 105,791
Equity Inns, Inc............................................  4,556  72,532
Equity Lifestyle Properties.................................  1,623  74,187
Equity One, Inc.............................................  3,187  76,392
Extra Space Storage, Inc....................................  4,876  84,404
FelCor Lodging Trust, Inc...................................  5,088 102,014
Fieldstone Investment Corp..................................  4,007  34,981
First Industrial Realty Trust, Inc.(2)......................  3,739 164,516
First Potomac Realty Trust..................................  2,004  60,561
Franklin Street Properties Corp.............................  4,946  98,228
Getty Realty Corp...........................................  1,398  40,933
Glenborough Realty Trust, Inc...............................  2,728  70,191
Glimcher Realty Trust.......................................  3,061  75,852
GMH Communities Trust.......................................  3,317  41,861
Gramercy Capital Corp/New York(a)...........................  1,559  39,302
Healthcare Realty Trust, Inc.(2)............................  3,994 153,410
Heritage Property Investment Trust, Inc.....................  2,394  87,285
Hersha Hospitality Trust....................................  2,677  25,699
Highland Hospitality Corp...................................  4,990  71,507
Highwoods Properties, Inc.(2)...............................  4,516 168,040
Home Properties of New York, Inc.(2)........................  2,831 161,820
HomeBanc Corp./Atlanta GA...................................  4,732  29,102
Impac Mortgage Holdings, Inc................................  6,359  59,584
Inland Real Estate Corp.....................................  5,650  98,988
Innkeepers USA Trust........................................  3,608  58,774
Investors Real Estate Trust.................................  3,890  37,966
JER Investors Trust, Inc....................................  2,176  37,340
Kite Realty Group Trust.....................................  2,388  40,692
KKR Financial Corp.(2)......................................  6,715 164,786
LaSalle Hotel Properties(2).................................  3,338 144,669
Lexington Corp. Properties Trust............................  4,417  93,552
LTC Properties, Inc.........................................  1,952  47,336
Luminent Mortgage Capital, Inc..............................  3,236  33,298
Maguire Properties, Inc.....................................  3,164 128,901
Medical Properties Trust, Inc...............................  3,346  44,803
MFA Mortgage Investments, Inc...............................  6,574  48,976
Mid-America Apartment Communities, Inc......................  1,909 116,869
Mills Corp. (The)(2)........................................  4,729  79,022
MortgageIT Holdings, Inc....................................  2,430  34,214
National Health Investors, Inc..............................  1,968  55,753
National Retail Properties, Inc.............................  4,836 104,458
Nationwide Health Properties, Inc.(2).......................  6,785 181,431
Newcastle Investment Corp...................................  3,676 100,759
Newkirk Realty Trust, Inc...................................  1,565  25,791

                                                             Shares   Value
                                                             ------ ---------
Northstar Realty Finance Corp...............................  3,535    44,895
Novastar Financial, Inc.....................................  2,782    81,207
Omega Healthcare Investors, Inc.............................  4,845    72,723
Parkway Properties, Inc.....................................  1,201    55,834
Pennsylvania Real Estate Investment Trust...................  3,105   132,180
Post Properties, Inc.(2)....................................  3,584   170,312
PS Business Parks, Inc......................................  1,313    79,174
RAIT Investment Trust.......................................  2,331    67,249
Ramco-Gershenson Properties Trust...........................  1,361    43,484
Realty Income Corp.(2)......................................  7,552   186,610
Redwood Trust, Inc..........................................  1,568    78,980
Republic Property Trust.....................................  2,176    23,980
Saul Centers, Inc...........................................    852    38,340
Saxon Capital, Inc..........................................  4,182    58,715
Senior Housing Properties Trust.............................  5,340   113,956
Sizeler Property Investors, Inc.............................  1,444    21,703
Sovran Self Storage, Inc....................................  1,431    79,492
Spirit Finance Corp.........................................  8,206    95,272
Strategic Hotel Capital, Inc.(2)............................  6,113   121,526
Sun Communities, Inc........................................  1,460    46,662
Sunstone Hotel Investors, Inc.(2)...........................  4,840   143,845
Tanger Factory Outlet Centers, Inc..........................  2,587    92,149
Trustreet Properties, Inc...................................  5,642    70,581
Universal Health Realty Income Trust........................    916    32,839
Urstadt Biddle Properties, Inc., Class A....................  1,706    30,998
U-STORE IT Trust............................................  3,927    84,273
Washington Real Estate Investment Trust(2)..................  3,759   149,608
Windrose Medical Properties Trust...........................  1,645    29,084
Winston Hotels, Inc.........................................  2,474    30,480
Winthrop Realty Trust.......................................  2,307    14,880
                                                                    ---------
                                                                    7,738,658
                                                                    ---------
RETAIL--5.4%
1-800-FLOWERS.COM, Inc.(a)..................................  2,094    11,014
99 Cents Only Stores, Inc., (Ipo)(a)........................  3,951    46,740
AC Moore Arts & Crafts, Inc.(a).............................  1,300    24,739
Aeropostale, Inc.(a)(2).....................................  4,555   133,143
AFC Enterprises.............................................  2,175    31,407
America's Car-Mart, Inc.(a).................................    745    12,255
Asbury Automotive Group, Inc.(a)............................    942    19,405
Bebe Stores, Inc............................................  1,909    47,305
Big 5 Sporting Goods Corp.(a)...............................  1,834    41,815
Big Lots, Inc.(2)...........................................  9,568   189,543
Blockbuster, Inc............................................ 15,931    61,175
Bob Evans Farms, Inc........................................  2,995    90,689
Bon-Ton Stores, Inc., (The).................................    555    16,506
Books-A-Million, Inc........................................  1,144    20,420
Borders Group, Inc..........................................  5,409   110,344
Brown Shoe Co., Inc.........................................  2,368    84,869
Buckle, Inc. (The)..........................................    780    29,593
Buffalo Wild Wings, Inc.(a).................................    614    23,486
BUILD-A-BEAR Workshop, Inc.(a)..............................  1,189    27,074
Cabela's, Inc.(a)...........................................  2,674    58,106
California Pizza Kitchen, Inc.(a)...........................  1,654    49,504
Casey's General Store, Inc..................................  4,208    93,712
Cash America International, Inc.............................  2,473    96,645
Casual Male Retail Group, Inc.(a)...........................  2,604    35,753
Cato Corp., Class A.........................................  2,552    55,914
CBRL Group, Inc.............................................  2,619   105,886
Charlotte Russe Holding, Inc.(a)............................  1,441    39,685
Charming Shoppes, Inc.(a)................................... 10,368   148,055
Children's Place Retail Stores, Inc. (The)(a)...............  1,826   116,919
Chipotle Mexican Grill, Inc.(a).............................    572    28,411
Christopher & Banks Corp....................................  3,051    89,943
Citi Trends, Inc.(a)........................................    509    17,566
CKE Restaurant, Inc.........................................  5,785    96,725
Columbia Sportswear Co.(a)..................................  1,063    59,347
Conn's, Inc.(a).............................................    630    13,148
Cosi, Inc.(a)...............................................  2,776    14,879
Cost Plus, Inc.(a)..........................................  1,843    22,061
CSK Auto Corp.(a)...........................................  3,704    52,226
Deb Shops, Inc..............................................    416    10,666
dELiA*s, Inc.(a)............................................  1,780    13,706
Denny's Corp.(a)............................................  7,687    26,213
Domino's Pizza, Inc.........................................  3,166    81,208
Dress Barn, Inc.(a).........................................  3,843    83,854
Drugstore.com, Inc.(a)......................................  6,786    23,412
DSW, Inc., Class A(a).......................................  1,308    41,202

                                                             Shares   Value
                                                             ------ ---------
Ezcorp, Inc., Class A(a)....................................    954    36,901
Finish Line, Inc., (The), Class A...........................  3,558    44,902
First Cash Financial Services, Inc.(a)......................  2,363    48,654
Fred's, Inc.................................................  3,334    42,075
Gaiam, Inc., Class A(a).....................................  1,309    16,899
Genesco, Inc.(a)............................................  1,945    67,044
Group 1 Automotive, Inc.(a).................................  2,007   100,149
Guitar Center, Inc.(a)......................................  2,409   107,634
Haverty Furniture Companies, Inc............................  1,819    29,013
Hibbet Sporting Goods, Inc.(a)..............................  2,714    71,053
Hot Topic, Inc.(a)..........................................  3,677    40,962
J. Crew Group, Inc.(a)......................................  1,833    55,118
Jo-Ann Stores, Inc.(a)......................................  2,009    33,590
Joseph A. Bank Clothiers, Inc...............................  1,436    43,023
Kenneth Cole Productions, Class A...........................    766    18,667
Krispy Kreme Doughnuts, Inc.(a).............................  4,588    37,163
Lithia Motors, Inc., Class A................................  1,341    33,150
Lone Star Steakhouse & Saloon, Inc..........................  1,424    39,544
Longs Drug Stores Corp......................................  2,658   122,295
Luby's, Inc.(a).............................................  1,890    18,654
MarineMax, Inc.(a)..........................................  1,331    33,874
McCormick & Schmick's Seafood Restaurants, Inc.(a)..........    962    21,635
Men's Wearhouse, Inc., (The)................................  3,979   148,060
Morton's Restaurant Group, Inc.(a)..........................    835    12,867
New York & Company, Inc.(a).................................  1,728    22,602
O'Charley's, Inc.(a)........................................  1,905    36,138
Overstock.com, Inc.(a)......................................    942    16,513
Pacific Sunwear of California, Inc.(a)......................  6,083    91,732
Pantry, Inc., (The)(a)......................................  1,832   103,270
Payless ShoeSource, Inc.(a)(2)..............................  5,639   140,411
Pep Boys-Manny, Moe & Jack, Inc.............................  4,531    58,223
PETCO Animal Supplies, Inc.(a)..............................  4,845   138,761
Pier 1 Imports, Inc.........................................  7,276    53,988
Priceline.com, Inc.(a)......................................  2,125    78,179
Pricesmart, Inc.(a).........................................    642     9,694
Red Robin Gourmet Burgers(a)................................  1,335    61,557
Regis Corp.(2)..............................................  3,815   136,768
Restoration Hardware, Inc.(a)...............................  2,470    21,415
Retail Ventures, Inc.(a)....................................  1,684    25,950
Ruby Tuesday, Inc...........................................  4,932   139,033
Rush Enterprises, Inc., Class A(a)..........................  1,761    29,373
Ruth's Chris Steak House, Inc.(a)...........................  1,409    26,517
Ryan's Restaurant Group, Inc.(a)............................  3,524    55,926
School Specialty, Inc.(a)...................................  1,917    67,651
Smart & Final, Inc.(a)......................................  1,119    19,101
Sonic Automotive, Inc.......................................  2,518    58,141
Spectrum Brands, Inc.(a)....................................  3,129    26,409
Stage Stores, Inc...........................................  2,190    64,255
Steak n Shake Company (The)(a)..............................  2,352    39,725
Stein Mart, Inc.............................................  2,189    33,295
Syms Corp...................................................    544    11,076
Systemax, Inc.(a)...........................................    806    12,912
Talbots, Inc................................................  1,828    49,813
Texas Roadhouse, Inc.(a)....................................  4,356    53,492
Tuesday Morning Corp........................................  2,538    35,227
Tween Brands, Inc.(a).......................................  2,847   107,047
Under Armour, Inc., Class A(a)..............................  1,679    67,194
West Marine, Inc.(a)........................................  1,158    16,212
Wet Seal, Inc., (The) Class A(a)............................  5,649    34,685
Zale Corp.(a)...............................................  4,058   112,569
Zumiez, Inc.(a).............................................  1,165    31,455
                                                                    ---------
                                                                    5,805,503
                                                                    ---------
SEMICONDUCTORS--2.1%
ADE Corp.(a)................................................    871    27,889
Advanced Analogic Technologies, Inc.(a).....................  2,971    16,311
Amis Holdings, Inc.(a)......................................  3,638    34,525
Amkor Technologies, Inc.(a).................................  8,547    44,103
Applied Micro Circuits Corp.(a)............................. 25,034    72,348
Axcelis Technologies, Inc.(a)...............................  8,438    59,572
Brooks Automation, Inc.(a)..................................  6,236    81,380
Cirrus Logic, Inc.(a).......................................  7,307    53,268
Cohu, Inc...................................................  1,822    32,486
Conexant Systems, Inc.(a)................................... 40,725    81,450
Credence Systems Corp.(a)...................................  8,465    24,125
EMCORE Corp.(a).............................................  3,398    20,116
Emulex Corp.(a).............................................  7,047   128,044
Entegris, Inc.(a)........................................... 11,656   127,167

                                                             Shares   Value
                                                             ------ ---------
Formfactor, Inc.(a)(2)......................................  3,825   161,148
Genesis Microchip, Inc.(a)..................................  2,964    34,886
Hittite Microwave Corp.(a)..................................  1,049    46,681
Ikanos Communications, Inc.(a)..............................  1,659    19,526
IXYS Corp.(a)...............................................  2,198    18,441
Kopin Corp.(a)..............................................  5,791    19,400
Lattice Semiconductor Corp.(a)..............................  9,535    65,029
LTX Corp.(a)................................................  5,035    25,225
Mindspeed Technologies, Inc.(a).............................  8,900    15,397
MIPS Technologies, Inc.(a)..................................  3,633    24,523
Monolithic Power Systems, Inc.(a)...........................  1,824    17,255
Netlogic Microsystems, Inc.(a)..............................  1,287    32,651
OmniVision Technologies, Inc.(a)............................  4,447    63,459
ON Semiconductor Corp.(a)................................... 12,898    75,840
Pericom Semiconductor Corp.(a)..............................  2,199    21,440
PLX Technology, Inc.(a).....................................  2,021    20,958
Portalplayer, Inc.(a).......................................  1,995    22,504
Semtech Corp.(a)............................................  6,052    77,224
Sirf Technology Holdings, Inc.(a)(2)........................  4,289   102,893
Skyworks Solutions, Inc.(a)................................. 13,591    70,537
Staktek Holdings, Inc.(a)...................................    964     5,765
Sunpower Corp.(a)...........................................    827    22,941
Techwell, Inc.(a)...........................................    477     7,145
Tessera Technologies, Inc.(a)...............................  3,910   135,990
Transmeta Corp. (Delaware)(a)............................... 15,801    18,171
TranSwitch Corp.(a)......................................... 10,620    14,974
TriQuint Semiconductor, Inc.(a)............................. 11,671    60,689
Varian Semiconductor Equipment Associates, Inc.(a)(2).......  4,782   175,500
Veeco Instruments, Inc.(a)..................................  2,563    51,644
Virage Logic Corp.(a).......................................  1,254    11,424
Volterra Semiconductor Corp.(a).............................  1,512    24,570
                                                                    ---------
                                                                    2,266,614
                                                                    ---------
SOFTWARE--3.4%
@ Road, Inc.(a).............................................  5,216    30,461
Alico, Inc..................................................    304    17,787
Altiris, Inc.(a)............................................  1,955    41,231
American Reprographics Co.(a)...............................  2,212    70,917
Ansoft Corp.(a).............................................  1,326    33,031
Ariba, Inc.(a)..............................................  6,231    46,670
Avid Technology, Inc.(a)....................................  3,529   128,526
Blackbaud, Inc..............................................  3,648    80,220
Blackboard, Inc.(a).........................................  2,349    62,249
Borland Software Corp.(a)...................................  6,591    37,766
CNET Networks, Inc.(a)...................................... 12,702   121,685
Computer Programs & Systems, Inc............................    755    24,741
Convera Corp., Class A(a)...................................  2,271    12,014
CSG Systems International, Inc.(a)..........................  4,042   106,830
EarthLink, Inc.(a).......................................... 11,301    82,158
eFunds Corp.(a).............................................  3,886    93,963
Emageon, Inc.(a)............................................  1,692    26,378
EPIQ Systems, Inc.(a).......................................  1,245    18,314
eResearch Technology, Inc.(a)...............................  4,115    33,373
eSpeed, Inc.(a).............................................  1,713    15,760
FileNET Corp.(a)............................................  3,520   122,602
Infocrossing, Inc.(a).......................................  1,400    18,774
Informatica Corp.(a)........................................  7,299    99,193
InfoSpace, Inc.(a)..........................................  2,606    48,055
Inphonic, Inc.(a)...........................................  1,928    15,270
Inter-Tel, Inc..............................................  1,759    37,994
JDA Software Group, Inc.(a).................................  2,437    37,579
Keane, Inc.(a)..............................................  3,610    52,020
Lawson Software, Inc.(a).................................... 10,540    76,415
Magma Design Automation, Inc.(a)............................  2,970    27,027
ManTech International Corp., Class A(a).....................  1,455    48,030
Mapinfo Corp.(a)............................................  1,776    22,786
MicroStrategy, Inc., Class A(a).............................    810    82,482
Midway Games, Inc.(a).......................................  3,026    26,568
MRO Software, Inc.(a).......................................  3,348    85,943
NIC, Inc.(a)................................................  3,091    15,919
Nuance Communications, Inc.(a).............................. 10,639    86,921
Omnicell, Inc.(a)...........................................  2,302    41,183
Openwave Systems, Inc.(a)...................................  7,997    74,852
Opnet Technologies, Inc.(a).................................  1,041    13,648
Opsware, Inc.(a)............................................  6,836    61,592
Parametric Technology Corp.(a)..............................  9,439   164,805
PDF Solutions, Inc.(a)......................................  1,701    18,643
Pegasystems, Inc.(a)........................................  1,198    10,459

                                                             Shares   Value
                                                             ------ ---------
Per-Se Technologies, Inc.(a)................................  2,833    64,536
ProQuest Co.(a).............................................  2,121    27,615
Quality Systems, Inc........................................  1,325    51,397
Renaissance Learning, Inc...................................    656     9,387
Schawk, Inc.................................................  1,249    22,757
Sohu.com, Inc.(a)...........................................  2,158    47,519
SPSS, Inc.(a)...............................................  1,639    40,860
SRA International, Inc., Class A(a).........................  3,200    96,192
Stellent, Inc.(a)...........................................  2,408    26,103
Sybase, Inc.(a)(2)..........................................  7,626   184,854
Synchronoss Technologies, Inc.(a)...........................    689     6,532
Taleo Corp., Class A(a).....................................  1,099    11,122
THQ, Inc.(a)................................................  5,333   155,564
TradeStation Group, Inc.(a).................................  2,175    32,777
Trident Microsystems, Inc.(a)...............................  4,771   110,973
TriZetto Group, Inc. (The)(a)...............................  3,586    54,292
Ulticom, Inc.(a)............................................  1,081    11,253
ValueClick, Inc.(a)(2)......................................  8,124   150,619
Verint Systems, Inc.(a).....................................  1,044    31,372
webMethods, Inc.(a).........................................  4,540    34,731
Websense, Inc.(a)...........................................  4,009    86,634
Wind River Systems, Inc.(a).................................  6,299    67,462
                                                                    ---------
                                                                    3,697,385
                                                                    ---------
TELECOMMUNICATIONS--3.6%
3Com Corp.(a)(2)............................................ 33,164   146,253
Adaptec, Inc.(a)............................................  9,528    42,018
Adtran, Inc.................................................  5,505   131,239
Anaren, Inc.(a).............................................  1,382    29,119
Anixter International, Inc..................................  2,760   155,857
Atheros Communications, Inc.(a).............................  4,312    78,177
Atlantic Tele-Network, Inc..................................    532     9,831
Audiovox Corp., Class A(a)..................................  1,382    19,237
Brightpoint, Inc.(a)........................................  4,201    59,738
Broadwing Corp.(a)..........................................  6,370    80,389
CalAmp Corp.(a).............................................  1,878    11,437
Carrier Access Corp.(a).....................................  1,679    11,921
Cbeyond Communications, Inc.(a).............................  1,330    36,509
C-COR.net Corp.(a)..........................................  4,010    34,406
Centennial Communications Corp.(a)..........................  1,906    10,159
Charter Communications, Inc., Class A(a).................... 36,566    55,580
Commonwealth Telephone Enterprises, Inc.....................  1,788    73,719
Comtech Group, Inc.(a)......................................  1,181    17,680
Comtech Telecommunications Corp.(a).........................  1,930    64,616
Consolidated Communications Holdings, Inc...................  1,723    32,237
Covad Communications Group, Inc.(a)......................... 24,466    36,454
CPI International, Inc.(a)..................................    571     7,520
CT Communications, Inc......................................  1,553    33,731
Ditech Networks, Inc.(a)....................................  2,702    20,832
Dobson Communications Corp., Class A(a)..................... 12,584    88,340
EMS Technologies, Inc.(a)...................................  1,224    22,987
Eschelon Telecom, Inc.(a)...................................    754    12,810
Essex Corp.(a)..............................................  1,560    27,144
Fairpoint Communications, Inc...............................  2,298    39,985
FiberTower Corp.(a)......................................... 10,006    94,557
Finisar Corp.(a)............................................ 19,021    69,046
Foundry Networks, Inc.(a)................................... 12,344   162,325
GenTek Inc.(a)..............................................    825    22,778
General Communication, Inc. Class A(a)......................  4,467    55,346
Golden Telecom, Inc.........................................  1,823    55,146
ID Systems, Inc.(a).........................................    894    21,125
IDT Corp., Class B(a).......................................  4,439    64,010
InterVoice-Brite, Inc.(a)...................................  3,217    20,396
Iowa Telecommunications Service.............................  2,661    52,661
iPCS, Inc.(a)...............................................  1,349    72,239
Itron, Inc.(a)..............................................  2,148   119,858
Lightbridge, Inc.(a)........................................  2,305    27,015
Loral Space & Communications, Inc.(a).......................    919    24,188
MasTec, Inc.(a).............................................  3,361    37,206
MRV Communications, Inc.(a)................................. 10,441    28,817
Newport Corp.(a)............................................  3,395    55,339
North Pittsburgh Systems, Inc...............................  1,253    31,538
Novatel Wireless, Inc.(a)...................................  2,460    23,690
Oplink Communications, Inc.(a)..............................  1,320    26,374
Optical Communication Products, Inc.(a).....................  1,666     3,282
Parkervision, Inc.(a).......................................  1,521    11,058
Pegasus Wireless Corp.(a)...................................  4,521     2,758
Plantronics, Inc............................................  3,929    68,875

                                                             Shares   Value
                                                             ------ ---------
Polycom, Inc.(a)(2).........................................  7,392   181,327
Powerwave Technologies, Inc.(a).............................  9,369    71,204
Premiere Global Services, Inc.(a)...........................  6,038    52,410
Radyne Corp.(a).............................................  1,452    17,772
RCN Corp.(a)................................................  2,468    69,844
SAVVIS, Inc.(a).............................................  2,730    77,805
Sonus Networks, Inc.(a)..................................... 21,396   112,543
Standard Microsystems Corp.(a)..............................  1,853    52,662
Syniverse Holdings, Inc.(a).................................  1,907    28,605
TALX Corp...................................................  2,717    66,621
Tekelec(a)..................................................  4,826    62,545
Time Warner Telecom, Inc., Class A(a)....................... 10,158   193,105
United Online, Inc..........................................  5,363    65,321
USA Mobility, Inc...........................................  2,285    52,189
UTStarcom, Inc.(a).......................................... 10,237    90,802
Vonage Holdings Corp.(a)....................................  2,529    17,400
WebEx Communications, Inc.(a)...............................  3,495   136,375
Zhone Technologies, Inc.(a).................................  9,267     9,916
                                                                    ---------
                                                                    3,897,998
                                                                    ---------
TELECOMMUNICATIONS EQUIPMENT--0.9%
Andrew Corp.(a)............................................. 13,526   124,845
Arris Group, Inc.(a)........................................  9,059   103,816
Avanex Corp.(a)............................................. 13,930    24,099
CommScope, Inc.(a)(2).......................................  4,847   159,273
Harmonic, Inc.(a)...........................................  6,197    45,548
InterDigital Communications Corp.(a)(2).....................  4,382   149,426
Ixia(a).....................................................  3,582    31,916
NTELOS Holdings Corp.(a)....................................  1,259    16,077
RF Micro Devices, Inc.(a)................................... 16,216   122,917
Stratex Networks, Inc.(a)...................................  8,144    36,159
Sycamore Networks, Inc.(a).................................. 15,400    58,212
Symmetricom, Inc.(a)........................................  3,839    30,981
Viasat, Inc.(a).............................................  1,849    46,373
                                                                    ---------
                                                                      949,642
                                                                    ---------
TELEPHONE--0.2%
Cincinnati Bell, Inc.(a).................................... 20,923   100,849
Shenandoah Telecom Co.......................................    653    28,386
SureWest Communications.....................................  1,222    23,792
Talk America Holdings, Inc.(a)..............................  2,542    24,149
                                                                    ---------
                                                                      177,176
                                                                    ---------
TEXTILES--0.5%
G & K Services, Inc.........................................  1,718    62,587
Guess?, Inc.(a).............................................  1,692    82,113
Interface, Inc. Class A(a)..................................  3,991    51,404
Kellwood Co.................................................  2,104    60,658
Perry Ellis International, Inc.(a)..........................    587    18,127
Shoe Carnival, Inc.(a)......................................    676    17,049
Steven Madden, Ltd..........................................  1,763    69,180
UniFirst Corp...............................................    803    25,086
Wolverine World Wide, Inc...................................  4,658   131,867
                                                                    ---------
                                                                      518,071
                                                                    ---------
TOBACCO--0.1%
Universal Corp..............................................  2,149    78,503
Vector Group, Ltd...........................................  3,294    53,429
                                                                    ---------
                                                                      131,932
                                                                    ---------
TOYS / GAMES / HOBBIES--0.2%
Jakks Pacific, Inc.(a)......................................  2,333    41,597
Leapfrog Enterprises, Inc.(a)...............................  2,842    22,537
Multimedia Games, Inc.(a)...................................  2,299    20,875
RC2 Corp.(a)................................................  1,682    56,398
Topps Co. (The).............................................  2,831    25,366
                                                                    ---------
                                                                      166,773
                                                                    ---------
TRANSPORTATION--1.7%
Abx Air, Inc.(a)............................................  4,868    27,358
American Commercial Lines, Inc.(a)(2).......................  2,606   154,927
Arctic Cat, Inc.............................................  1,083    17,978
Arkansas Best Corp..........................................  2,141    92,127

                                                         Shares       Value
                                                       ---------- ------------
Atlas Air Worldwide Holdings, Inc.(a).................      1,613       70,198
Bristow Group, Inc.(a)................................      1,979       68,078
Celadon Group, Inc.(a)................................      1,854       30,851
Dollar Thrifty Automotive Group, Inc.(a)..............      2,063       91,948
Dynamex, Inc.(a)......................................        924       19,173
EGL, Inc.(a)(2).......................................      2,665       97,113
Florida East Coast Industries, Inc.(2)................      2,941      167,871
Forward Air Corp......................................      2,667       88,251
Genesee & Wyoming, Inc., Class A(a)...................      3,063       71,123
Greenbrier Cos., Inc..................................      1,093       31,708
GulfMark Offshore, Inc.(a)............................      1,285       40,914
Heartland Express, Inc................................      5,058       79,309
Horizon Lines, Inc., Class A..........................      1,193       19,923
HUB Group, Inc., Class A(a)...........................      3,342       76,131
Maritrans, Inc........................................        971       35,539
Marten Transport, Ltd.(a).............................      1,278       21,841
Miller Industries, Inc.(Tenn)(a)......................        771       14,086
Old Dominion Freight Line, Inc........................      2,352       70,631
P.A.M. Transportation Services, Inc.(a)...............        373        9,347
Pacer International, Inc..............................      3,137       87,083
Patriot Transportation Holding, Inc.(a)...............        126        9,521
PHI, Inc.(a)..........................................      1,107       33,730
Polaris Industries, Inc.(2)...........................      3,456      142,214
Quality Distribution, Inc.(a).........................        688       10,127
RailAmerica, Inc.(a)..................................      3,248       35,468
Saia, Inc.(a).........................................      1,224       39,902
Sirva, Inc.(a)........................................      4,006       10,656
Universal Truckload Services, Inc.(a).................        444       11,531
US Xpress Enterprises, Inc.(a)........................        758       17,548
USA Truck, Inc.(a)....................................        700       13,335
Werner Enterprises, Inc...............................      4,294       80,341
                                                                  ------------
                                                                     1,887,881
                                                                  ------------
TRUCKING & LEASING--0.1%
Amerco(a).............................................        818       60,654
Interpool, Inc........................................        967       21,719
TAL International Group, Inc.(a)......................      1,304       27,658
                                                                  ------------
                                                                       110,031
                                                                  ------------
WATER--0.1%
American States Water Co..............................      1,338       51,178
California Water Service Group........................      1,378       50,889
SJW Corp..............................................      1,192       35,653
Southwest Water Co....................................      1,894       23,164
                                                                  ------------
                                                                       160,884
                                                                  ------------
TOTAL COMMON STOCKS (Cost $97,471,526)................             106,128,464
                                                                  ------------
                                                       Shares /
                                                       Principal
                                                         Amount
                                                       ----------
SHORT-TERM INVESTMENTS--3.6%
The Bank of New York Cash Reserve..................... $3,602,143    3,602,143
US Treasury Bill 5.04% (1), 2/01/07...................    250,000      245,796
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $3,847,939)........               3,847,939
                                                                  ------------
TOTAL INVESTMENTS (COST $101,319,465)--101.6%.........             109,976,403
                                                                  ------------
LIABILITIES IN EXCESS OF OTHER ASSETS --(1.6%)........              (1,740,267)
                                                                  ------------
NET ASSETS--100.0%....................................            $108,236,136
                                                                  ============
--------
(a) Represents non-income producing security.
(b) Affiliated users.
(1) Yield to maturity.
(2) Securities or portion thereof segregated as collateral for open futures contracts at September 30, 2006.

E*TRADE Technology Index Fund
Schedule of Investments
September 30, 2006 (Unaudited)

                                                             Shares    Value
                                                             ------- ----------
COMMON STOCKS--97.6%
COMMERCIAL SERVICES--3.6%
Accenture, Ltd., Class A....................................  10,631 $  337,109
Amazon.com, Inc.(a).........................................   7,713    247,742
BearingPoint, Inc.(a).......................................   3,894     30,607
ChoicePoint, Inc.(a)........................................   1,588     56,850
Convergys Corp.(a)..........................................   2,707     55,900
eBay, Inc.(a)...............................................  26,029    738,181
Euronet Worldwide, Inc.(a)..................................     714     17,529
Hewitt Associates, Inc., Class A(a).........................   1,348     32,702
Plexus Corp.(a).............................................     883     16,954
Priceline.com, Inc.(a)......................................     766     28,181
Wright Express Corp(a)......................................     778     18,719
                                                                     ----------
                                                                      1,580,474
                                                                     ----------
COMMUNICATIONS SERVICES--0.4%
Avaya, Inc.(a)..............................................   8,525     97,526
Ciena Corp..................................................   1,622     44,200
Syniverse Holdings, Inc.(a).................................   1,314     19,710
                                                                     ----------
                                                                        161,436
                                                                     ----------
COMPUTER FACILITIES MANAGEMENT-- 0.6%
Cognizant Technology Solutions Corp.(a).....................   2,591    191,889
Comverse Technology, Inc.(a)................................   3,728     79,928
                                                                     ----------
                                                                        271,817
                                                                     ----------
COMPUTER INTEGRATED SYSTEMS DESIGN--1.6%
BEA Systems, Inc.(a)........................................   7,190    109,288
Brocade Communications Systems, Inc.(a).....................   5,274     37,234
Computer Sciences Corp.(a)..................................   3,466    170,250
Intergraph Corp.(a).........................................     586     25,128
Jack Henry & Associates, Inc................................   1,813     39,469
Network Appliance, Inc.(a)..................................   6,906    255,592
Redback Networks, Inc.(a)...................................   1,197     16,614
TIBCO Software, Inc.(a).....................................   4,067     36,522
                                                                     ----------
                                                                        690,097
                                                                     ----------
COMPUTER PERIPHERAL EQUIPMENT--7.9%
3Com Corp.(a)...............................................   7,562     33,348
Cisco Systems, Inc.(a)...................................... 112,688  2,591,825
Electronics For Imaging, Inc.(a)............................   1,113     25,465
Emulex Corp.(a).............................................   1,629     29,599
Juniper Networks, Inc.(a)...................................  10,443    180,455
Lexmark International, Inc.(a)..............................   1,944    112,091
Nam Tai Electronics, Inc....................................     900     11,061
Palm, Inc.(a)...............................................   1,948     28,363
QLogic Corp.(a).............................................   3,115     58,874
Research In Motion, Ltd.(a).................................   3,417    350,789
Symbol Technologies, Inc....................................   4,818     71,595
                                                                     ----------
                                                                      3,493,465
                                                                     ----------
COMPUTER PROGRAMMING SERVICES--0.4%
Amdocs, Ltd.(a).............................................   3,677    145,609
Informatica Corp.(a)........................................   1,664     22,614
                                                                     ----------
                                                                        168,223
                                                                     ----------

                                                             Shares   Value
                                                             ------ ---------
COMPUTER RELATED SERVICES--1.9%
CACI International, Inc., Class A(a)........................    563    30,971
Ceridian Corp.(a)...........................................  2,711    60,618
Electronic Data Systems Corp................................  9,570   234,656
IAC/InterActiveCorp(a)......................................  5,362   154,211
Internet Security Systems, Inc.(a)..........................    825    22,902
Paychex, Inc................................................  7,010   258,318
Red Hat, Inc.(a)............................................  3,394    71,546
                                                                    ---------
                                                                      833,222
                                                                    ---------
COMPUTER STORAGE DEVICES--2.3%
EMC Corp.(a)................................................ 43,649   522,915
Imation Corp................................................    687    27,583
Sandisk Corp.(a)............................................  3,605   193,012
Seagate Technology.......................................... 10,886   251,358
                                                                    ---------
                                                                      994,868
                                                                    ---------
COMPUTERS--3.1%
Apple Computer, Inc.(a)..................................... 15,699 1,209,295
Black Box Corp..............................................    334    12,999
Kronos, Inc.(a).............................................    666    22,704
Perot Systems Corp., Class A(a).............................  2,293    31,620
Western Digital Corp.(a)....................................  4,074    73,739
                                                                    ---------
                                                                    1,350,357
                                                                    ---------
COMPUTERS, PERIPHERAL & SOFTWARE--1.5%
Autodesk, Inc.(a)...........................................  4,247   147,711
Infospace, Inc.(a)..........................................    575    10,603
Komag, Inc.(a)..............................................    593    18,952
McAfee, Inc.(a).............................................  2,944    72,010
National Instruments Corp...................................  1,469    40,162
Nvida Corp.(a)..............................................  6,507   192,542
Open Text Corp.(a)..........................................  1,000    17,900
Salesforce.com, Inc.(a).....................................  2,104    75,492
Sybase, Inc.(a).............................................  1,661    40,263
Zebra Technologies Corp., Class A(a)........................  1,306    46,676
                                                                    ---------
                                                                      662,311
                                                                    ---------
DATA PROCESSING & PREPARATION--4.0%
Acxiom Corp.................................................  1,600    39,456
Affiliated Computer Services, Inc., Class A(a)..............  2,066   107,143
Automatic Data Processing, Inc.............................. 10,639   503,650
BISYS Group, Inc.(a)........................................  2,327    25,271
DST Systems, Inc.(a)........................................  1,286    79,308
Fidelity National Information Services, Inc.................  3,553   131,461
Filenet Corp.(a)............................................    812    28,282
First Data Corp............................................. 14,131   593,502
Fiserv, Inc.(a).............................................  3,243   152,713
Verisign, Inc.(a)...........................................  4,525    91,405
                                                                    ---------
                                                                    1,752,191
                                                                    ---------
DISTRIBUTION/WHOLESALE--0.3%
CDW Corp....................................................  1,465    90,361
Ingram Micro, Inc., Class A(a)..............................  3,164    60,622
                                                                    ---------
                                                                      150,983
                                                                    ---------
ELECTRONIC COMPONENTS--1.0%
AVX Corp....................................................  3,330    58,908
Celestica, Inc.(a)..........................................  3,800    40,812
Flextronics International, Ltd.(a).......................... 10,679   134,983
MEMC Electronic Materials, Inc.(a)..........................  3,876   141,978
Sanmina-SCI Corp.(a)........................................ 10,295    38,503
Vishay Intertechnology, Inc.(a).............................  3,133    43,987
                                                                    ---------
                                                                      459,171
                                                                    ---------

                                                             Shares    Value
                                                             ------- ---------
ELECTRONIC COMPUTERS--12.7%
Advent Software, Inc.(a)....................................     613    22,197
Dell, Inc.(a)...............................................  42,585   972,641
Gateway, Inc.(a)............................................   7,191    13,591
Hewlett-Packard Co..........................................  52,211 1,915,622
International Business Machines Corp.(2)....................  28,619 2,345,040
Sun Microsystems, Inc.(a)...................................  64,566   320,893
Unisys Corp.(a).............................................   6,627    37,509
                                                                     ---------
                                                                     5,627,493
                                                                     ---------
ELECTRONIC PARTS & EQUIPMENT--0.5%
Arrow Electronics, Inc.(a)..................................   2,335    64,049
Avnet, Inc.(a)..............................................   2,830    55,525
Benchmark Electronics, Inc.(a)..............................   1,240    33,331
Checkfree Corp.(a)..........................................   1,686    69,665
                                                                     ---------
                                                                       222,570
                                                                     ---------
ELECTRONICS--1.4%
Agilent Technologies, Inc.(a)...............................   7,863   257,041
Amphenol Corp., Class A.....................................   1,653   102,370
ATI Technologies, Inc.(a)...................................   4,679   100,365
Cymer, Inc.(a)..............................................     719    31,571
KEMET Corp.(a)..............................................   1,755    14,163
Mentor Graphics Corp.(a)....................................   1,628    22,922
Skyworks Solutions, Inc.(a).................................   3,194    16,577
Tektronix, Inc..............................................   1,616    46,751
Trimble Navigation, Ltd.(a).................................   1,047    49,293
                                                                     ---------
                                                                       641,053
                                                                     ---------
INTERNET SOFTWARE & SERVICES--5.6%
CNET Networks, Inc.(a)......................................   2,896    27,744
EarthLink, Inc.(a)..........................................   2,577    18,735
Equinix Inc.(a).............................................     552    33,175
Expedia, Inc.(a)............................................   5,981    93,782
Google, Inc., Class A(a)....................................   3,967 1,594,337
NetFlix, Inc.(a)............................................   1,110    25,286
Valueclick, Inc.(a).........................................   1,980    36,709
Yahoo!, Inc.(a).............................................  26,005   657,406
                                                                     ---------
                                                                     2,487,174
                                                                     ---------
NETWORK EQUIPMENT--0.6%
Foundry Networks, Inc.(a)...................................   2,750    36,163
Lucent Technologies, Inc.(a)................................  82,696   193,508
Sonus Networks, Inc.(a).....................................   4,879    25,664
Sycamore Networks, Inc.(a)..................................   5,387    20,363
                                                                     ---------
                                                                       275,698
                                                                     ---------
PREPACKAGED SOFTWARE--18.3%
Adobe Systems, Inc.(a)......................................  11,052   413,897
BMC Software, Inc.(a).......................................   3,928   106,920
Cadence Design System, Inc.(a)..............................   5,214    88,429
Check Point Software Technologies, Ltd.(a)..................   4,509    85,896
Citrix Systems, Inc.(a).....................................   3,362   121,738
Cognos, Inc.(a).............................................   1,666    60,809
Compuware Corp.(a)..........................................   7,396    57,615
CSG Systems International, Inc.(a)..........................     921    24,342
Electronic Arts, Inc.(a)....................................   5,607   312,198
Intuit, Inc.(a).............................................   6,427   206,242
Lawson Software, Inc(a).....................................   3,755    27,224
Macrovision Corp.(a)........................................   1,001    23,714
Microsoft Corp.(2).......................................... 152,755 4,174,794
Novell, Inc.(a).............................................   7,524    46,047
Nuance Communications, Inc.(a)..............................   3,247    26,528
Oracle Corp.(a).............................................  98,475 1,746,947
Quest Software, Inc.(a).....................................   1,918    27,389
RealNetworks, Inc.(a).......................................   3,097    32,859

                                                             Shares    Value
                                                             ------- ---------
Symantec Corp.(a)...........................................  19,259   409,832
Synopsys, Inc.(a)...........................................   2,656    52,376
Transaction Systems Architects, Inc.(a).....................     722    24,779
Wind River Systems, Inc.(a).................................   1,653    17,704
                                                                     ---------
                                                                     8,088,279
                                                                     ---------
PRINTED CIRCUIT BOARDS--0.4%
Jabil Circuit, Inc..........................................   3,867   110,480
Solectron Corp.(a)..........................................  17,669    57,601
                                                                     ---------
                                                                       168,081
                                                                     ---------
PROCESS CONTROL INSTRUMENTS--0.2%
PerkinElmer, Inc............................................   2,446    46,303
Teradyne, Inc.(a)...........................................   3,659    48,152
                                                                     ---------
                                                                        94,455
                                                                     ---------
RADIO & TV COMMUNICATIONS EQUIPMENT--5.2%
Andrew Corp.(a).............................................   3,084    28,465
Motorola, Inc...............................................  45,593 1,139,826
Qualcomm, Inc...............................................  30,941 1,124,705
                                                                     ---------
                                                                     2,292,996
                                                                     ---------
SEMICONDUCTORS--1.5%
Agere System, Inc.(a).......................................   3,272    48,851
AMIS Holdings, Inc.(a)......................................   1,693    16,067
Formfactor, Inc.(a).........................................     800    33,704
Freescale Semiconductor, Inc., Class A(a)...................   2,506    95,352
Freescale Semiconductor, Inc., Class B(a)...................   4,983   189,403
Intersil Corp., Class A.....................................   2,616    64,222
Microsemi Corp.(a)..........................................   1,350    25,448
ON Semiconductor Corp.(a)...................................   6,260    36,809
PMC-Sierra, Inc.(a).........................................   3,989    23,695
Semtech Corp.(a)............................................   1,396    17,813
Silicon Image, Inc.(a)......................................   1,574    20,021
Silicon Laboratories, Inc.(a)...............................   1,048    32,509
Sirf Technology Holdings, Inc.(a)...........................     932    22,359
Spansion, Inc., Class A(a)..................................   1,850    30,840
Zoran Corp.(a)..............................................     946    15,212
                                                                     ---------
                                                                       672,305
                                                                     ---------
SEMICONDUCTORS EQUIPMENT--14.3%
Advanced Micro Devices, Inc.(a).............................   8,936   222,060
Altera Corp.(a).............................................   6,628   121,823
Amkor Technologies, Inc.(a).................................   3,419    17,642
Analog Devices, Inc.........................................   6,666   195,914
Applied Micro Circuits Corp.(a).............................   5,708    16,496
ASE Test Limited(a).........................................   1,933    16,508
Atmel Corp.(a)..............................................   9,406    56,812
Broadcom Corp., Class A(a)..................................   8,653   262,532
Conexant Systems, Inc.(a)...................................   9,286    18,572
Cree, Inc.(a)...............................................   1,493    30,024
Cypress Semiconductor Corp.(a)..............................   2,615    46,469
Entegris, Inc.(a)...........................................   2,658    28,999
Fairchild Semiconductor International, Inc.(a)..............   2,375    44,413
Intel Corp.(2).............................................. 107,378 2,208,764
Intergrated Device Technology, Inc.(a)......................   3,696    59,358
International Rectifier Corp.(a)............................   1,382    48,149
JDS Uniphase Corp.(a).......................................  31,101    68,111
KLA-Tencor Corp.............................................   3,675   163,427
Linear Technology Corp......................................   5,604   174,396
LSI Logic Corp.(a)..........................................   7,323    60,195
Marvell Technology Group, Ltd.(a)...........................  10,781   208,828
Maxim Integrated Products, Inc..............................   5,919   166,146
Micrel, Inc.(a).............................................   1,613    15,469
Microchip Technology, Inc...................................   3,957   128,286
Micron Technology, Inc.(a)..................................  13,385   232,899
MKS Instruments, Inc.(a)....................................   1,100    22,341

                                                             Shares   Value
                                                             ------ ---------
National Semiconductor Corp.................................  6,232   146,639
OmniVision Technologies, Inc.(a)............................    982    14,013
Rambus, Inc.(a).............................................  1,974    34,427
RF Micro Devices, Inc.(a)...................................  3,697    28,023
STMicroelectronics NV....................................... 16,715   288,501
Texas Instruments, Inc...................................... 28,760   956,270
Trident Microsystems, Inc.(a)...............................  1,103    25,656
Varian Semiconductor Equipment Associates, Inc.(a)..........  1,056    38,755
Xilinx, Inc.................................................  6,341   139,185
                                                                    ---------
                                                                    6,306,102
                                                                    ---------
SOFTWARE--2.6%
Activision, Inc.(a).........................................  5,104    77,070
Akamai Technologies, Inc.(a)................................  2,852   142,571
Ansys, Inc.(a)..............................................    672    29,689
Avid Technology, Inc.(a)....................................    820    29,864
Avocent Corp.(a)............................................    985    29,668
CA, Inc..................................................... 10,661   252,558
Digital Insight Corp.(a)....................................    637    18,677
Digital River, Inc.(a)......................................    700    35,784
F5 Networks, Inc.(a)........................................    745    40,021
Fair Isaac Corp.............................................  1,204    44,030
Global Payments, Inc........................................  1,469    64,651
Hyperion Solutions Corp.(a).................................  1,144    39,445
Keane, Inc.(a)..............................................  1,126    16,226
Midway Games, Inc.(a).......................................  1,765    15,497
Navteq Corp.(a).............................................  1,714    44,753
Openwave Systems Inc.(a)....................................  1,823    17,063
Parametric Technology Corp.(a)..............................  2,203    38,464
Reynolds & Reynolds Co., Class A............................  1,166    46,069
SRA International, Inc., Class A(a).........................    800    24,048
Take-Two Interactive Software, Inc.(a)......................  1,479    21,091
THQ, Inc.(a)................................................  1,168    34,071
Verifone Holdings, Inc.(a)..................................  1,341    38,286
WebEx Communications, Inc.(a)...............................    925    36,094
Websense, Inc.(a)...........................................  1,000    21,610
                                                                    ---------
                                                                    1,157,300
                                                                    ---------
SPECIAL INDUSTRY MACHINERY--2.1%
Applied Materials, Inc...................................... 28,866   511,794
ASML Holding NV(a)..........................................  8,946   208,263
Intermec, Inc.(a)...........................................  1,217    32,080
Lam Research Corp.(a).......................................  2,596   117,677
Novellus Systems, Inc.(a)...................................  2,348    64,946
                                                                    ---------
                                                                      934,760
                                                                    ---------
TELECOMMUNICATIONS--0.6%
Atheros Communications, Inc.(a).............................    997    18,076
Crown Castle Intl., Corp.(a)................................  3,966   139,762
Polycom, Inc.(a)............................................  1,685    41,333
Powerwave Technologies, Inc.(a).............................  2,093    15,907
West Corp.(a)...............................................  1,301    62,838
                                                                    ---------
                                                                      277,916
                                                                    ---------
TELECOMMUNICATIONS EQUIPMENT--2.2%
ADTRAN, Inc.................................................  1,495    35,641
Arris Group, Inc.(a)........................................  2,065    23,665
Corning, Inc.(a)............................................ 28,751   701,812
Harris Corp.................................................  2,478   110,246
InterDigital Communications Corp.(a)........................  1,093    37,271
Ixia(a).....................................................  1,294    11,530
Tekelec(a)..................................................  1,381    17,898
UTStarcom, Inc.(a)..........................................  2,407    21,350
                                                                    ---------
                                                                      959,413
                                                                    ---------
TELEPHONE & TELEGRAPH APPARATUS--0.7%
ADC Telecommunications, Inc.(a).............................  2,302    34,530

                                                          Shares      Value
                                                         --------- -----------
Nortel Networks Corp.(a)................................    80,033     184,076
Tellabs, Inc.(a)........................................     8,271      90,650
                                                                   -----------
                                                                       309,256
                                                                   -----------
TRAVEL SERVICES--0.1%
Sabre Holdings Corp.....................................     2,450      57,306
                                                                   -----------
TOTAL COMMON STOCKS (Cost $43,691,306)..................            43,140,772
                                                                   -----------
                                                         Shares /
                                                         Principal
                                                          Amount
                                                         ---------
SHORT-TERM INVESTMENTS--2.5%
The Bank of New York Cash Reserve.......................  $898,680     898,680
US Treasury Bill 4.97% (1), 01/25/07....................   220,000     216,301
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $1,114,981)..........             1,114,981
                                                                   -----------
TOTAL INVESTMENTS (Cost $44,806,287)--100.1%............            44,255,753
                                                                   -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1%)...........               (46,107)
                                                                   -----------
NET ASSETS--100.0%......................................           $44,209,646
                                                                   ===========
--------
(a) Represents non-income producing securities.
(1) Yield to maturity.
(2) Security or portion thereof segregated as collateral for open futures contracts at September 30, 2006.

E*TRADE S&P 500 Index Fund
Schedule of Investments
September 30, 2006 (Unaudited)

                                                             Shares   Value
                                                             ------ ----------
COMMON STOCKS--98.8%
AEROSPACE & DEFENSE--2.4%
Boeing Co. (The)............................................ 19,584 $1,544,199
General Dynamics Corp.......................................  9,938    712,256
Goodrich Corp...............................................  3,072    124,477
Honeywell International, Inc................................ 20,176    825,199
L-3 Communications Holdings, Inc............................  3,031    237,418
Lockheed Martin Corp........................................  8,771    754,832
Northrop Grumman Corp.......................................  8,487    577,710
Raytheon Co................................................. 11,055    530,751
Rockwell Collins, Inc.......................................  4,222    231,534
United Technologies Corp.................................... 24,918  1,578,556
                                                                    ----------
                                                                     7,116,932
                                                                    ----------
AIR FREIGHT & LOGISTICS--0.9%
FedEx Corp..................................................  7,549    820,425
Ryder System, Inc...........................................  1,527     78,915
United Parcel Service, Inc., Class B........................ 26,632  1,915,907
                                                                    ----------
                                                                     2,815,247
                                                                    ----------
AIRLINES--0.1%
Southwest Airlines Co....................................... 19,366    322,638
                                                                    ----------
AUTO COMPONENTS--0.1%
Goodyear Tire & Rubber Co. (The)(a).........................  4,368     63,336
Johnson Controls, Inc.......................................  4,818    345,643
                                                                    ----------
                                                                       408,979
                                                                    ----------
AUTOMOBILES--0.4%
Ford Motor Co............................................... 46,342    374,907
General Motors Corp......................................... 13,934    463,445
Harley-Davidson, Inc........................................  6,460    405,365
                                                                    ----------
                                                                     1,243,717
                                                                    ----------
BEVERAGES--2.1%
Anheuser-Busch Cos., Inc.................................... 18,938    899,744
Brown-Forman Corp., Class B.................................  1,934    148,241
Coca-Cola Co. (The)......................................... 50,208  2,243,293
Coca-Cola Enterprises, Inc..................................  6,790    141,436
Constellation Brands, Inc., Class A(a)......................  5,195    149,512
Molson Coors Brewing Co., Class B...........................  1,124     77,444
Pepsi Bottling Group, Inc. (The)............................  3,346    118,783
PepsiCo, Inc................................................ 40,618  2,650,731
                                                                    ----------
                                                                     6,429,184
                                                                    ----------
BIOTECHNOLOGY--1.3%
Amgen, Inc.(a).............................................. 28,839  2,062,853
Applera Corp.--Applied Biosystems Group.....................  4,487    148,565
Biogen Idec, Inc.(a)........................................  8,465    378,216
Genzyme Corp.(a)............................................  6,439    434,439
Gilead Sciences, Inc.(a).................................... 11,255    773,219
MedImmune, Inc.(a)..........................................  5,898    172,281
                                                                    ----------
                                                                     3,969,573
                                                                    ----------
BUILDING PRODUCTS--0.2%
American Standard Cos., Inc.................................  4,298    180,387
Masco Corp..................................................  9,807    268,908
                                                                    ----------
                                                                       449,295
                                                                    ----------
CAPITAL MARKETS--3.6%
Ameriprise Financial, Inc...................................  6,005    281,635

                                                             Shares    Value
                                                             ------- ----------
Bank of New York Co., Inc. (The)............................  18,801    662,923
Bear Stearns Cos., Inc. (The)...............................   2,965    415,397
Charles Schwab Corp. (The)..................................  25,477    456,038
E*TRADE Financial Corp.(a)(b)...............................  10,524    251,734
Federated Investors, Inc., Class B..........................   2,231     75,430
Franklin Resources, Inc.....................................   4,107    434,315
Goldman Sachs Group, Inc. (The).............................  10,635  1,799,123
Janus Capital Group, Inc....................................   5,091    100,395
Legg Mason, Inc.............................................   3,231    325,879
Lehman Brothers Holdings, Inc...............................  13,235    977,537
Mellon Financial Corp.......................................  10,136    396,318
Merrill Lynch & Co., Inc....................................  21,839  1,708,247
Morgan Stanley..............................................  26,409  1,925,479
Northern Trust Corp.........................................   4,617    269,771
State Street Corp...........................................   8,158    509,059
T. Rowe Price Group, Inc....................................   6,446    308,441
                                                                     ----------
                                                                     10,897,721
                                                                     ----------
CHEMICALS--1.4%
Air Products and Chemicals, Inc.............................   5,428    360,256
Dow Chemical Co. (The)......................................  23,635    921,292
DuPont (E.I.) de Nemours & Co...............................  22,710    972,895
Eastman Chemical Co.........................................   2,026    109,445
Ecolab, Inc.................................................   4,401    188,451
Hercules, Inc.(a)...........................................   2,792     44,030
International Flavors & Fragrances, Inc.....................   1,943     76,826
Monsanto Co.................................................  13,372    628,618
PPG Industries, Inc.........................................   4,069    272,949
Praxair, Inc................................................   7,941    469,790
Rohm and Haas Co............................................   3,536    167,430
Sigma-Aldrich Corp..........................................   1,635    123,720
                                                                     ----------
                                                                      4,335,702
                                                                     ----------
COMMERCIAL BANKS--6.2%
AmSouth Bancorp.............................................   8,436    244,981
Bank of America Corp.(2).................................... 111,503  5,973,215
BB&T Corp...................................................  13,231    579,253
Comerica, Inc.(b)...........................................   3,996    227,452
Commerce Bancorp, Inc./NJ...................................   4,594    168,646
Compass Bancshares, Inc.....................................   3,187    181,595
Fifth Third Bancorp.........................................  13,744    523,372
First Horizon National Corp.................................   3,053    116,045
Huntington Bancshares, Inc..................................   5,852    140,038
KeyCorp.....................................................   9,936    372,004
M&T Bank Corp...............................................   1,914    229,603
Marshall & Ilsley Corp......................................   6,265    301,848
National City Corp..........................................  14,901    545,377
North Fork Bancorp., Inc....................................  11,476    328,673
PNC Financial Services Group................................   7,254    525,480
Regions Financial Corp......................................  11,201    412,085
SunTrust Banks, Inc.........................................   8,987    694,515
Synovus Financial Corp......................................   7,983    234,461
U.S. Bancorp................................................  43,784  1,454,504
Wachovia Corp...............................................  40,122  2,238,808
Wells Fargo & Co............................................  82,957  3,001,383
Zions Bancorp...............................................   2,628    209,741
                                                                     ----------
                                                                     18,703,079
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Allied Waste Industries, Inc.(a)............................   6,248     70,415
Apollo Group, Inc., Class A(a)..............................   3,447    169,730
Avery Dennison Corp.........................................   2,325    139,895
Cintas Corp.................................................   3,364    137,352
Equifax, Inc................................................   3,119    114,498
H&R Block, Inc..............................................   7,925    172,290
Monster Worldwide, Inc.(a)..................................   3,162    114,433
Pitney Bowes, Inc...........................................   5,457    242,127
R.R. Donnelley & Sons Co....................................   5,328    175,611
Robert Half International, Inc..............................   4,220    143,353
Waste Management, Inc.......................................  13,316    488,432
                                                                     ----------
                                                                      1,968,136
                                                                     ----------

                                                             Shares    Value
                                                             ------- ----------
COMMUNICATIONS EQUIPMENT--2.8%
Avaya, Inc.(a)..............................................  11,258    128,792
Ciena Corp.(a)..............................................   2,080     56,688
Cisco Systems, Inc.(a)...................................... 150,399  3,459,176
Comverse Technology, Inc.(a)................................   4,976    106,685
Corning, Inc.(a)............................................  38,428    938,027
JDS Uniphase Corp.(a).......................................  41,509     90,905
Juniper Networks, Inc.(a)...................................  13,938    240,849
Lucent Technologies, Inc.(a)................................ 110,423    258,390
Motorola, Inc...............................................  60,361  1,509,025
QUALCOMM, Inc...............................................  40,697  1,479,336
Tellabs, Inc.(a)............................................  11,029    120,878
                                                                     ----------
                                                                      8,388,751
                                                                     ----------
COMPUTERS & PERIPHERALS--3.5%
Apple Computer, Inc.(a).....................................  20,953  1,614,010
Dell, Inc.(a)...............................................  55,965  1,278,241
EMC Corp.(a)................................................  56,627    678,391
Hewlett-Packard Co..........................................  67,479  2,475,805
International Business Machines Corp.(2)....................  37,493  3,072,175
Lexmark International, Inc.(a)..............................   2,470    142,420
NCR Corp.(a)................................................   4,439    175,252
Network Appliance, Inc.(a)..................................   9,175    339,567
QLogic Corp.(a).............................................   3,925     74,183
SanDisk Corp.(a)............................................   4,827    258,438
Sun Microsystems, Inc.(a)...................................  86,457    429,691
                                                                     ----------
                                                                     10,538,173
                                                                     ----------
CONSTRUCTION & ENGINEERING--0.1%
Fluor Corp..................................................   2,157    165,852
                                                                     ----------
CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.........................................   2,377    186,000
                                                                     ----------
CONSUMER FINANCE--0.9%
American Express Co.........................................  29,930  1,678,474
Capital One Financial Corp..................................   7,541    593,175
SLM Corp....................................................  10,102    525,102
                                                                     ----------
                                                                      2,796,751
                                                                     ----------
CONTAINERS & PACKAGING--0.2%
Ball Corp...................................................   2,567    103,835
Bemis Co., Inc..............................................   2,582     84,845
Pactiv Corp.(a).............................................   3,399     96,600
Sealed Air Corp.............................................   1,997    108,077
Temple-Inland, Inc..........................................   2,679    107,428
                                                                     ----------
                                                                        500,785
                                                                     ----------
DISTRIBUTORS--0.1%
Genuine Parts Co............................................   4,220    182,009
                                                                     ----------
DIVERSIFIED FINANCIAL SERVICES--3.8%
Chicago Mercantile Exchange Holdings, Inc...................     876    418,947
CIT Group, Inc..............................................   4,898    238,190
Citigroup, Inc.(2).......................................... 121,803  6,049,954
JP Morgan Chase & Co........................................  85,525  4,016,254
Moody's Corp................................................   5,833    381,362
Principal Financial Group, Inc..............................   6,634    360,094
                                                                     ----------
                                                                     11,464,801
                                                                     ----------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.5%
Alltel Corp.................................................   9,562    530,691
AT&T, Inc...................................................  95,693  3,115,765
BellSouth Corp..............................................  44,735  1,912,421
CenturyTel, Inc.............................................   2,867    113,734
Citizens Communications Co..................................   7,904    110,972
Embarq Corp.................................................   3,673    177,663
Qwest Communications International, Inc.(a).................  39,428    343,812
Sprint Nextel Corp..........................................  73,600  1,262,240

                                                             Shares   Value
                                                             ------ ----------
Verizon Communications, Inc................................. 71,415  2,651,639
Windstream Corp............................................. 11,680    154,059
                                                                    ----------
                                                                    10,372,996
                                                                    ----------
ELECTRIC UTILITES--2.2%
Allegheny Energy Inc.(a)....................................  4,055    162,889
Ameren Corp.................................................  5,071    267,698
American Electric Power Co., Inc............................  9,706    353,007
CenterPoint Energy, Inc.....................................  7,680    109,978
Consolidated Edison, Inc....................................  6,072    280,526
DTE Energy Co...............................................  4,379    181,772
Edison International........................................  8,026    334,203
Entergy Corp................................................  5,133    401,555
Exelon Corp................................................. 16,494    998,546
FirstEnergy Corp............................................  8,126    453,918
FPL Group, Inc..............................................  9,963    448,335
PG&E Corp...................................................  8,575    357,149
Pinnacle West Capital Corp..................................  2,450    110,373
PPL Corp....................................................  9,386    308,799
Progress Energy, Inc........................................  6,241    283,217
Southern Co. (The).......................................... 18,287    630,170
TECO Energy, Inc............................................  5,146     80,535
TXU Corp.................................................... 11,366    710,602
Xcel Energy, Inc............................................ 10,001    206,521
                                                                    ----------
                                                                     6,679,793
                                                                    ----------
ELECTRIC EQUIPMENT--0.5%
American Power Conversion Corp..............................  4,176     91,705
Cooper Industries, Ltd., Class A............................  2,255    192,171
Emerson Electric Co......................................... 10,044    842,290
Rockwell Automation, Inc....................................  4,334    251,805
                                                                    ----------
                                                                     1,377,971
                                                                    ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Agilent Technologies, Inc.(a)............................... 10,068    329,123
Jabil Circuit, Inc..........................................  4,550    129,994
Molex, Inc..................................................  3,484    135,771
Sanmina-SCI Corp.(a)........................................ 13,127     49,095
Solectron Corp.(a).......................................... 22,531     73,451
Symbol Technologies, Inc....................................  6,256     92,964
Tektronix, Inc..............................................  2,062     59,654
                                                                    ----------
                                                                       870,052
                                                                    ----------
ENERGY EQUIPMENT & SERVICES--1.6%
Baker Hughes, Inc...........................................  8,104    552,693
BJ Services Co..............................................  7,370    222,058
Halliburton Co.............................................. 25,404    722,744
Nabors Industries, Ltd.(a)..................................  7,786    231,634
National-Oilwell Varco, Inc.(a).............................  4,320    252,936
Noble Corp..................................................  3,379    216,864
Rowan Cos., Inc.............................................  2,719     86,002
Schlumberger, Ltd........................................... 29,171  1,809,477
Transocean, Inc.(a).........................................  7,762    568,411
                                                                    ----------
                                                                     4,662,819
                                                                    ----------
FOOD & STAPLES RETAILING--2.3%
Costco Wholesale Corp....................................... 11,529    572,761
CVS Corp.................................................... 20,237    650,012
Kroger Co. (The)............................................ 17,800    411,892
Safeway, Inc................................................ 10,953    332,424
Supervalu, Inc..............................................  5,213    154,565
Sysco Corp.................................................. 15,238    509,711
Walgreen Co................................................. 24,834  1,102,381
Wal-Mart Stores, Inc.(2).................................... 60,600  2,988,792
Whole Foods Market, Inc.....................................  3,478    206,698
                                                                    ----------
                                                                     6,929,236
                                                                    ----------
FOOD PRODUCTS--1.1%
Archer-Daniels-Midland Co................................... 16,154    611,913

                                                             Shares   Value
                                                             ------ ---------
Campbell Soup Co............................................  5,681   207,357
ConAgra Foods, Inc.......................................... 12,585   308,081
Dean Foods Co.(a)...........................................  3,288   138,162
General Mills, Inc..........................................  8,692   491,967
H.J. Heinz Co...............................................  8,166   342,400
Hershey Foods Corp..........................................  4,326   231,225
Kellogg Co..................................................  6,157   304,895
McCormick & Co., Inc........................................  3,248   123,359
Sara Lee Corp............................................... 18,727   300,943
Tyson Foods, Inc., Class A..................................  6,207    98,567
Wm Wrigley Jr. Co...........................................  5,401   248,770
                                                                    ---------
                                                                    3,407,639
                                                                    ---------
GAS UTILITIES--0.1%
KeySpan Corp................................................  4,312   177,395
NICOR, Inc..................................................  1,097    46,908
NiSource, Inc...............................................  6,720   146,093
Peoples Energy Corp.........................................    947    38,496
                                                                    ---------
                                                                      408,892
                                                                    ---------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Bausch & Lomb, Inc..........................................  1,324    66,372
Baxter International, Inc................................... 16,072   730,633
Becton, Dickinson & Co......................................  6,028   425,999
Biomet, Inc.................................................  6,031   194,138
Boston Scientific Corp.(a).................................. 29,021   429,221
C.R. Bard, Inc..............................................  2,550   191,250
Fisher Scientific International, Inc.(a)....................  3,065   239,806
Hospira, Inc.(a)............................................  3,868   148,028
Medtronic, Inc.............................................. 28,316 1,314,994
Millipore Corp.(a)..........................................  1,312    80,426
PerkinElmer, Inc............................................  3,089    58,475
St. Jude Medical, Inc.(a)...................................  8,688   306,600
Stryker Corp................................................  7,311   362,552
Thermo Electron Corp.(a)....................................  3,882   152,679
Waters Corp.(a).............................................  2,524   114,287
Zimmer Holdings, Inc.(a)....................................  5,980   403,650
                                                                    ---------
                                                                    5,219,110
                                                                    ---------
HEALTH CARE PROVIDERS & SERVICES--2.7%
Aetna, Inc.................................................. 13,493   533,648
AmerisourceBergen Corp......................................  4,965   224,418
Cardinal Health, Inc........................................  9,990   656,743
Caremark Rx, Inc............................................ 10,517   595,998
CIGNA Corp..................................................  2,732   317,786
Coventry Health Care, Inc.(a)...............................  3,914   201,649
Express Scripts, Inc.(a)....................................  3,393   256,138
HCA, Inc.................................................... 10,444   521,051
Health Management Associates, Inc., Class A.................  5,919   123,707
Humana, Inc.(a).............................................  4,066   268,722
IMS Health, Inc.............................................  4,964   132,241
Laboratory Corp. of America Holdings(a).....................  3,084   202,218
Manor Care, Inc.............................................  1,814    94,836
McKesson Corp...............................................  7,374   388,757
Medco Health Solutions, Inc.(a).............................  7,241   435,257
Patterson Cos., Inc.(a).....................................  3,423   115,047
Quest Diagnostics, Inc......................................  3,982   243,539
Tenet Healthcare Corp.(a)................................... 11,611    94,514
UnitedHealth Group, Inc..................................... 33,185 1,632,702
Wellpoint, Inc.(a).......................................... 15,269 1,176,476
                                                                    ---------
                                                                    8,215,447
                                                                    ---------
HOME BUILDERS--0.1%
D.R. Horton, Inc............................................  6,711   160,728
                                                                    ---------
HOTELS, RESTAURANTS & LEISURE--1.6%
Carnival Corp............................................... 10,963   515,590
Darden Restaurants, Inc.....................................  3,599   152,850
Harrah's Entertainment, Inc.................................  4,577   304,050
Hilton Hotels Corp..........................................  9,504   264,686
International Game Technology...............................  8,361   346,982

                                                             Shares    Value
                                                             ------- ----------
Marriott International, Inc., Class A.......................   8,465    327,088
McDonald's Corp.............................................  30,214  1,181,971
Starbucks Corp.(a)..........................................  18,627    634,249
Starwood Hotels & Resorts Worldwide, Inc....................   5,366    306,882
Wendy's International, Inc..................................   2,899    194,233
Wyndham Worldwide Corp. (a).................................   4,936    138,060
Yum! Brands, Inc............................................   6,669    347,121
                                                                     ----------
                                                                      4,713,762
                                                                     ----------
HOUSEHOLD DURABLES--0.6%
Black & Decker Corp. (The)..................................   1,824    144,734
Centex Corp.................................................   2,920    153,650
Fortune Brands, Inc.........................................   3,715    279,034
Harman International Industries, Inc........................   1,605    133,921
KB Home.....................................................   1,934     84,709
Leggett & Platt, Inc........................................   4,450    111,384
Lennar Corp., Class A.......................................   3,409    154,257
Newell Rubbermaid...........................................   6,821    193,171
Pulte Homes, Inc............................................   5,214    166,118
Snap-On, Inc................................................   1,430     63,707
Stanley Works (The).........................................   1,993     99,351
Whirlpool Corp..............................................   1,927    162,080
                                                                     ----------
                                                                      1,746,116
                                                                     ----------
HOUSEHOLD PRODUCTS--2.2%
Clorox Co. (The)............................................   3,723    234,549
Colgate-Palmolive Co........................................  12,723    790,098
Kimberly-Clark Corp.........................................  11,288    737,784
Procter & Gamble Co. (The)..................................  78,224  4,848,324
                                                                     ----------
                                                                      6,610,755
                                                                     ----------
INDUSTRIAL CONGLOMERATES--4.0%
3M Co.......................................................  18,557  1,381,012
General Electric Co.(2)..................................... 254,335  8,978,025
Textron, Inc................................................   3,110    272,125
Tyco International, Ltd.....................................  49,636  1,389,312
                                                                     ----------
                                                                     12,020,474
                                                                     ----------
INSURANCE--4.7%
ACE, Ltd....................................................   8,011    438,442
AFLAC, Inc..................................................  12,227    559,508
Allstate Corp. (The)........................................  15,509    972,879
Ambac Financial Group, Inc..................................   2,609    215,895
American International Group, Inc.(2).......................  64,025  4,242,296
Aon Corp....................................................   7,747    262,391
Chubb Corp. (The)...........................................  10,121    525,887
Cincinnati Financial Corp...................................   4,267    205,072
Genworth Financial, Inc., Class A...........................  11,209    392,427
Hartford Financial Services Group, Inc. (The)...............   7,495    650,191
Lincoln National Corp.......................................   7,074    439,154
Loews Corp..................................................  11,261    426,792
Marsh & McLennan Cos., Inc..................................  13,559    381,686
MBIA, Inc...................................................   3,320    203,981
MetLife, Inc................................................  18,709  1,060,425
Progressive Corp. (The).....................................  19,025    466,874
Prudential Financial, Inc...................................  11,948    911,035
SAFECO Corp.................................................   2,866    168,893
St. Paul Travelers Cos., Inc. (The).........................  17,022    798,162
Torchmark Corp..............................................   2,437    153,799
UnumProvident Corp..........................................   8,438    163,613
XL Capital Ltd., Class A....................................   4,441    305,097
                                                                     ----------
                                                                     13,944,499
                                                                     ----------
INTERNET & CATALOG RETAIL--0.4%
Amazon.Com, Inc.(a).........................................   7,741    248,641
eBay, Inc.(a)...............................................  28,942    820,795
                                                                     ----------
                                                                      1,069,436
                                                                     ----------

                                                             Shares    Value
                                                             ------- ---------
INTERNET SOFTWARE & SERVICES--1.0%
Google, Inc., Class A(a)....................................   5,248 2,109,171
VeriSign, Inc.(a)...........................................   6,039   121,988
Yahoo!, Inc.(a).............................................  30,625   774,200
                                                                     ---------
                                                                     3,005,359
                                                                     ---------
IT SERVICES--0.9%
Affiliated Computer Services, Inc., Class A(a)..............   2,921   151,483
Automatic Data Processing, Inc..............................  13,687   647,943
Computer Sciences Corp.(a)..................................   4,230   207,778
Convergys Corp.(a)..........................................   3,420    70,623
Electronic Data Systems Corp................................  12,752   312,679
First Data Corp.............................................  18,851   791,742
Fiserv, Inc.(a).............................................   4,292   202,110
Paychex, Inc................................................   8,339   307,292
Sabre Holdings Corp.........................................   3,247    75,947
Unisys Corp.(a).............................................   8,469    47,935
                                                                     ---------
                                                                     2,815,532
                                                                     ---------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Brunswick Corp..............................................   2,284    71,238
Eastman Kodak Co............................................   7,077   158,525
Hasbro, Inc.................................................   4,030    91,683
Mattel, Inc.................................................   9,312   183,446
                                                                     ---------
                                                                       504,892
                                                                     ---------
MACHINERY--1.4%
Caterpillar, Inc............................................  16,155 1,062,999
Cummins, Inc................................................   1,294   154,284
Danaher Corp................................................   5,829   400,277
Deere & Co..................................................   5,695   477,867
Dover Corp..................................................   5,014   237,864
Eaton Corp..................................................   3,695   254,401
Illinois Tool Works, Inc....................................  10,353   464,850
Ingersoll-Rand Co., Ltd., Class A...........................   7,926   301,029
ITT Industries, Inc.........................................   4,549   233,227
Navistar International Corp.(a).............................   1,519    39,221
PACCAR, Inc.................................................   6,142   350,217
Pall Corp...................................................   3,075    94,741
Parker-Hannifin Corp........................................   2,961   230,159
                                                                     ---------
                                                                     4,301,136
                                                                     ---------
MEDIA--3.3%
CBS Corp., Class B..........................................  19,232   541,765
Clear Channel Communications, Inc...........................  12,227   352,749
Comcast Corp., Class A(a)...................................  51,560 1,899,987
Dow Jones & Co., Inc........................................   1,601    53,698
E.W. Scripps Co., Class A...................................   2,053    98,400
Gannett Co., Inc............................................   5,823   330,921
Interpublic Group of Cos., Inc. (The)(a)....................  10,860   107,514
McGraw-Hill Cos., Inc. (The)................................   8,669   503,062
Meredith Corp...............................................     959    47,307
New York Times Co. (The), Class A...........................   3,559    81,786
News Corp., Inc., Class A...................................  57,568 1,131,211
Omnicom Group, Inc..........................................   4,232   396,115
Time Warner, Inc............................................ 100,197 1,826,591
Tribune Co..................................................   4,696   153,653
Univision Communications, Inc., Class A(a)..................   6,181   212,256
Viacom, Inc., Class B(a)....................................  17,478   649,832
Walt Disney Co. (The).......................................  51,494 1,591,680
                                                                     ---------
                                                                     9,978,527
                                                                     ---------
METALS & MINING--0.8%
Alcoa, Inc..................................................  21,357   598,849
Allegheny Technologies, Inc.................................   2,478   154,107
Freeport-McMoRan Copper & Gold, Inc., Class B...............   4,840   257,778
Newmont Mining Corp.........................................  11,078   473,585
Nucor Corp..................................................   7,596   375,926
Phelps Dodge Corp...........................................   5,025   425,618
United States Steel Corp....................................   3,032   174,886
                                                                     ---------
                                                                     2,460,749
                                                                     ---------

                                                             Shares    Value
                                                             ------- ----------
MULTILINE RETAIL--1.2%
Big Lots, Inc.(a)...........................................   2,682     53,130
Dillard's Inc., Class A.....................................   1,489     48,735
Dollar General Corp.........................................   7,685    104,747
Family Dollar Stores, Inc...................................   3,735    109,211
Federated Department Stores, Inc............................  13,391    578,625
J.C. Penney Co., Inc. (Holding Co.).........................   5,523    377,718
Kohl's Corp.(a).............................................   8,066    523,645
Nordstrom, Inc..............................................   5,626    237,980
Sears Holdings Corp.(a).....................................   2,049    323,926
Target Corp.................................................  21,155  1,168,814
                                                                     ----------
                                                                      3,526,531
                                                                     ----------
MULTI-UTILITES & UNREGULATED POWER--1.0%
AES Corp. (The)(a)..........................................  16,295    332,255
CMS Energy Corp.(a).........................................   5,459     78,828
Constellation Energy Group, Inc.............................   4,426    262,019
Dominion Resources, Inc.....................................   8,693    664,928
Duke Energy Corp............................................  30,870    932,273
Dynegy, Inc., Class A(a)....................................   9,318     51,622
Public Service Enterprise Group, Inc........................   6,201    379,439
Sempra Energy...............................................   6,435    323,359
                                                                     ----------
                                                                      3,024,723
                                                                     ----------
OFFICE ELECTRONICS--0.1%
Xerox Corp.(a)..............................................  24,100    374,996
                                                                     ----------
OIL & GAS--7.8%
Anadarko Petroleum Corp.....................................  11,319    496,112
Apache Corp.................................................   8,111    512,615
Ashland, Inc................................................   1,559     99,433
Chesapeake Energy Corp......................................   9,322    270,152
ChevronTexaco Corp..........................................  54,151  3,512,233
ConocoPhillips..............................................  40,596  2,416,680
Consol Energy, Inc..........................................   4,517    143,324
Devon Energy Corp...........................................  10,866    686,188
El Paso Corp................................................  17,146    233,871
EOG Resources, Inc..........................................   5,977    388,804
Exxon Mobil Corp.(2)........................................ 146,465  9,827,801
Hess Corp...................................................   5,943    246,159
Kinder Morgan, Inc..........................................   2,639    276,699
Marathon Oil Corp...........................................   8,824    678,566
Murphy Oil Corp.............................................   4,603    218,873
Occidental Petroleum Corp...................................  21,225  1,021,135
Smith International, Inc....................................   4,900    190,120
Sunoco, Inc.................................................   3,212    199,754
Valero Energy Corp..........................................  15,099    777,146
Weatherford International, Ltd.(a)..........................   8,524    355,621
Williams Cos., Inc. (The)...................................  14,678    350,364
XTO Energy, Inc.............................................   9,010    379,591
                                                                     ----------
                                                                     23,281,241
                                                                     ----------
PAPER & FOREST PRODUCTS--0.3%
International Paper Co......................................  11,200    387,856
Louisiana-Pacific Corp......................................   2,592     48,652
MeadWestvaco Corp...........................................   4,463    118,314
Weyerhaeuser Co.............................................   6,066    373,241
                                                                     ----------
                                                                        928,063
                                                                     ----------
PERSONAL PRODUCTS--0.2%
Alberto-Culver Co...........................................   1,922     97,234
Avon Products, Inc..........................................  11,029    338,149
Estee Lauder Cos., Inc. (The), Class A......................   3,182    128,330
                                                                     ----------
                                                                        563,713
                                                                     ----------
PHARMACEUTICALS--6.7%
Abbott Laboratories.........................................  37,640  1,827,798
Allergan, Inc...............................................   3,715    418,346

                                                             Shares    Value
                                                             ------- ----------
Barr Pharmaceuticals, Inc.(a)...............................   2,618    135,979
Bristol-Myers Squibb Co.....................................  48,449  1,207,349
Eli Lilly & Co..............................................  24,229  1,381,053
Forest Laboratories, Inc.(a)................................   7,833    396,428
Johnson & Johnson(2)........................................  72,063  4,679,770
King Pharmaceuticals, Inc.(a)...............................   5,989    101,993
Merck & Co., Inc............................................  53,613  2,246,385
Mylan Laboratories, Inc.....................................   5,193    104,535
Pfizer, Inc.(2)............................................. 179,638  5,094,533
Schering-Plough Corp........................................  36,495    806,175
Watson Pharmaceuticals, Inc.(a).............................   2,518     65,896
Wyeth.......................................................  33,152  1,685,448
                                                                     ----------
                                                                     20,151,688
                                                                     ----------
REAL ESTATE--1.1%
Apartment Investment & Management Co., Class A..............   2,398    130,475
Archstone-Smith Trust.......................................   5,278    287,334
Boston Properties, Inc......................................   2,815    290,902
Equity Office Properties Trust..............................   8,625    342,930
Equity Residential..........................................   7,168    362,557
Kimco Realty Corp...........................................   5,335    228,711
Plum Creek Timber Co., Inc..................................   4,415    150,287
Prologis....................................................   6,038    344,528
Public Storage, Inc.........................................   2,987    256,852
Realogy Corp.(a)............................................   5,259    119,274
Simon Property Group, Inc...................................   5,448    493,699
Vornado Realty Trust........................................   3,002    327,218
                                                                     ----------
                                                                      3,334,767
                                                                     ----------
ROAD & RAIL--0.7%
Burlington Northern Santa Fe Corp...........................   8,917    654,865
CSX Corp....................................................  10,927    358,733
Norfolk Southern Corp.......................................  10,195    449,090
Union Pacific Corp..........................................   6,635    583,880
                                                                     ----------
                                                                      2,046,568
                                                                     ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.7%
Advanced Micro Devices, Inc.(a).............................  11,970    297,455
Altera Corp.(a).............................................   8,851    162,681
Analog Devices, Inc.........................................   8,693    255,487
Applied Materials, Inc......................................  34,226    606,827
Broadcom Corp., Class A(a)..................................  11,553    350,518
Freescale Semiconductor, Inc.(a)............................   9,994    379,872
Intel Corp.................................................. 142,105  2,923,099
KLA-Tencor Corp.............................................   4,904    218,081
Linear Technology Corp......................................   7,421    230,942
LSI Logic Corp.(a)..........................................   9,844     80,918
Maxim Integrated Products, Inc..............................   7,900    221,753
Micron Technology, Inc.(a)..................................  17,982    312,887
National Semiconductor Corp.................................   7,333    172,545
Novellus Systems, Inc.(a)...................................   3,036     83,976
NVIDIA Corp.(a).............................................   8,684    256,960
PMC-Sierra, Inc.(a).........................................   5,148     30,579
Teradyne, Inc.(a)...........................................   4,853     63,865
Texas Instruments, Inc......................................  37,758  1,255,454
Xilinx, Inc.................................................   8,373    183,787
                                                                     ----------
                                                                      8,087,686
                                                                     ----------
SOFTWARE--3.4%
Adobe Systems, Inc.(a)......................................  14,269    534,374
Autodesk, Inc.(a)...........................................   5,708    198,524
BMC Software, Inc.(a).......................................   5,049    137,434
CA, Inc.....................................................  10,909    258,434
Citrix Systems, Inc.(a).....................................   4,528    163,959
Compuware Corp.(a)..........................................   9,177     71,489
Electronic Arts, Inc.(a)....................................   7,555    420,662
Intuit, Inc.(a).............................................   8,418    270,134
Microsoft Corp.(2).......................................... 212,793  5,815,633
Novell, Inc.(a).............................................   8,352     51,114
Oracle Corp.(a).............................................  99,373  1,762,877
Parametric Technology Corp.(a)..............................   2,750     48,015
Symantec Corp.(a)...........................................  24,370    518,594
                                                                     ----------
                                                                     10,251,243
                                                                     ----------

                                                        Shares        Value
                                                       ---------- ------------
SPECIALTY RETAIL--2.0%
AutoNation, Inc.(a)...................................      3,778       78,960
AutoZone, Inc.(a).....................................      1,299      134,187
Bed Bath & Beyond, Inc.(a)............................      6,953      266,022
Best Buy Co., Inc.....................................     10,016      536,457
Circuit City Stores, Inc..............................      3,473       87,207
Gap, Inc. (The).......................................     13,267      251,410
Home Depot, Inc. (The)................................     50,851    1,844,365
Limited Brands, Inc...................................      8,368      221,668
Lowe's Cos., Inc......................................     37,643    1,056,263
Office Depot, Inc.(a).................................      6,980      277,106
OfficeMax, Inc........................................      1,827       74,432
RadioShack Corp.......................................      3,343       64,520
Sherwin-Williams Co. (The)............................      2,776      154,845
Staples, Inc..........................................     17,898      435,458
Tiffany & Co..........................................      3,403      112,980
TJX Cos., Inc. (The)..................................     11,074      310,404
                                                                  ------------
                                                                     5,906,284
                                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Coach, Inc.(a)........................................      9,013      310,047
Jones Apparel Group, Inc..............................      2,779       90,151
Liz Claiborne, Inc....................................      2,541      100,395
NIKE, Inc., Class B...................................      4,719      413,478
V.F. Corp.............................................      2,186      159,469
                                                                  ------------
                                                                     1,073,540
                                                                  ------------
THRIFTS & MORTGAGE FINANCE--1.6%
Countrywide Financial Corp............................     15,078      528,333
Federal Home Loan Mortgage Corp.......................     17,024    1,129,202
Federal National Mortgage Corp........................     23,846    1,333,230
Golden West Financial Corp............................      6,548      505,833
MGIC Investment Corp..................................      2,080      124,738
Sovereign Bancorp, Inc................................      8,835      190,041
Washington Mutual, Inc................................     23,737    1,031,847
                                                                  ------------
                                                                     4,843,224
                                                                  ------------
TOBACCO--1.5%
Altria Group, Inc.....................................     51,576    3,948,144
Reynolds American, Inc................................      4,223      261,699
UST, Inc..............................................      3,962      217,236
                                                                  ------------
                                                                     4,427,079
                                                                  ------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
W.W. Grainger, Inc....................................      1,854      124,255
                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
ADC Telecommunications, Inc.(a).......................      2,888       43,320
                                                                  ------------
TOTAL COMMON STOCKS (Cost $257,439,489)...............             296,348,166
                                                                  ------------

                                                        Shares/
                                                       Principal
                                                        Amount
                                                       ----------
SHORT-TERM INVESTMENTS--1.5%
The Bank of New York Cash Reserve..................... $3,908,202    3,908,202
US Treasury Bill 4.97% (1), 01/25/2007................    750,000      737,388
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $4,645,590)........               4,645,590
                                                                  ------------
TOTAL INVESTMENTS (Cost $262,085,079)--100.3%.........             300,993,756
                                                                  ------------
LIABILITES IN EXCESS OF OTHER ASSETS--(0.3%)..........                (966,040)
                                                                  ------------
NET ASSETS--100.0%....................................            $300,027,716
                                                                  ============
--------
(a) Represents non-income producing securities.
(b) Affiliated issuers.
(1) Yield to maturity.
(2) Securities or portion thereof segregated as collateral for open futures contracts at September 30, 2006.

E*TRADE International Index Fund
Schedule of Investments
September 30, 2006 (Unaudited)

                                                             Shares  Value
                                                             ------ --------
COMMON STOCKS--94.3%
Australia--4.9%
ABC Learning Centres, Ltd...................................  2,801 $ 13,085
Alinta, Ltd.................................................  2,094   17,798
Alumina, Ltd. ADR...........................................  2,307   42,195
Amcor, Ltd. ADR.............................................  1,735   38,205
AMP, Ltd.................................................... 14,803   98,714
Ansell, Ltd.................................................  1,219    9,629
APN News & Media, Ltd.......................................  2,213    8,378
Aristocrat Leisure, Ltd.....................................  2,785   29,264
Australia & New Zealand Banking Group, Ltd. ADR.............  2,896  289,455
Australian Gas Light Co., Ltd...............................  3,615   57,881
Australian Stock Exchange, Ltd..............................  1,360   32,943
AXA Asia Pacific Holdings, Ltd..............................  6,896   33,436
Babcock & Brown, Ltd........................................  1,647   24,743
BHP Limited ADR............................................. 13,820  523,502
Billabong International, Ltd................................  1,312   14,335
BlueScope Steel, Ltd........................................  5,533   26,741
Boral, Ltd..................................................  4,639   25,013
Brambles Industries, Ltd....................................  7,732   73,526
Caltex Australia, Ltd.......................................  1,069   19,066
Centro Properties Group.....................................  6,489   38,946
CFS Gandel Retail Trust..................................... 10,656   16,052
Challenger Financial Services Group, Ltd....................  3,235    8,370
Coca-Cola Amatil, Ltd.......................................  2,076   20,729
Cochlear, Ltd...............................................    434   17,129
Coles Myer, Ltd.............................................  9,442  101,330
Commonwealth Bank of Australia.............................. 10,188  347,603
Commonwealth Property Office Fund........................... 11,518   12,116
Computershare, Ltd..........................................  3,557   20,441
CSL, Ltd....................................................  1,440   57,894
CSR, Ltd....................................................  7,223   16,046
DB RREEF Trust.............................................. 21,075   25,156
DCA Group, Ltd..............................................  3,374    8,631
Downer EDI, Ltd.............................................  2,363   10,566
Foster's Group, Ltd......................................... 15,982   76,807
Futuris Corp., Ltd..........................................  4,830    7,304
Goodman Fielder, Ltd........................................  8,392   13,525
GPT Group................................................... 15,354   53,816
Harvey Norman Holdings, Ltd.................................  4,187   11,045
Iluka Resources, Ltd........................................  1,844    9,766
Ing Industrial Fund.........................................  6,554   11,541
Insurance Australia Group, Ltd.............................. 12,627   49,707
Investa Property Group...................................... 12,077   22,151
James Hardie Industries NV..................................    733   20,407
John Fairfax Holdings, Ltd..................................  7,434   23,418
Leighton Holdings, Ltd......................................  1,100   15,863
Lend Lease Corp., Ltd.......................................  2,845   33,961
Lion Nathan, Ltd............................................  2,326   14,050
Macquarie Airports..........................................  5,265   12,053
Macquarie Bank, Ltd.........................................  1,926   99,431
Macquarie Communications....................................  2,501   11,561
Macquarie Goodman Group..................................... 10,931   53,083
Macquarie Infrastructure Group.............................. 19,598   46,777
Macquarie Office Trust...................................... 15,579   17,348
Mayne Pharma, Ltd...........................................  5,037   16,133
Mirvac Group................................................  7,051   24,909
Multplex Group..............................................  4,972   13,046
National Australia Bank, Ltd. ADR...........................  2,541  346,618
Newcrest Mining, Ltd........................................  2,634   44,227
OneSteel, Ltd...............................................  4,507   14,126
Orica, Ltd..................................................  2,474   41,444
Origin Energy, Ltd..........................................  6,288   31,236
Pacific Brands, Ltd.........................................  3,982    7,513
Paladin Resources, Ltd.(a)..................................  3,416   12,092
PaperlinX, Ltd..............................................  3,532   10,140
Perpetual Trustees Australia, Ltd...........................    322   17,548

                                                             Shares   Value
                                                             ------ ---------
Publishing & Broadcasting, Ltd..............................  1,072    14,890
Qantas Airways, Ltd.........................................  7,584    22,136
QBE Insurance Group, Ltd....................................  6,363   116,216
Rinker Group, Ltd. ADR......................................  1,409    72,507
Rio Tinto, Ltd..............................................  2,262   118,094
Santos, Ltd. ADR............................................  1,179    39,202
Sonic Healthcare, Ltd.......................................  2,103    20,679
Stockland................................................... 10,677    58,935
Suncorp-Metway, Ltd.........................................  4,407    72,116
Sydney Roads Group(a).......................................  7,393     6,124
Symbion Health, Ltd.........................................  5,094    13,001
TABCORP Holdings, Ltd. ADR..................................    415    48,405
Telstra Corp., Ltd. ADR.....................................  3,349    46,082
Toll Holdings, Ltd..........................................  4,149    47,587
Transurban Group............................................  6,428    34,999
UNiTAB, Ltd.................................................    950     9,925
Wesfarmers, Ltd.............................................  2,993    77,994
Westfield Group NPV......................................... 11,856   166,368
Westpac Banking ADR.........................................  2,900   245,166
Woodside Petroleum, Ltd.....................................  3,694   108,199
Woolworths, Ltd.............................................  9,357   141,398
WorleyParsons, Ltd..........................................  1,136    14,256
Zinifex, Ltd................................................  3,882    33,965
                                                                    ---------
                                                                    4,789,808
                                                                    ---------
Austria--0.5%
Andritz AG..................................................     77    11,766
BETtandWIN.Com Interactive Entertainment AG (a).............    180     4,735
Boehler-Uddeholm AG.........................................  1,293    18,164
Erste Bank Der Oesterreichisch..............................  2,927    91,027
Flughafenwien AG............................................     83     6,870
Immoeast Immobilien Anlagen AG(a)...........................  2,200    26,721
Immofinanz Immobilien Anlagen AG(a).........................  3,543    42,671
Mayr-Melnhof Karton AG......................................     33     5,661
Meinl European Land, Ltd.(a)................................  1,140    24,805
OMV AG......................................................  1,306    67,653
Raiffeisen International Bank Holding AG....................    283    30,131
RHI AG(a)...................................................    200     7,815
Telekom Austria AG ADR......................................  1,484    74,705
Verbund, Class A............................................    610    29,481
Voestalpine AG..............................................    690    28,496
Wiener Staedtische Allgemeine Versicherung AG...............    249    15,608
Wienerberger AG.............................................    558    26,339
                                                                    ---------
                                                                      512,648
                                                                    ---------
Belgium--1.2%
AGFA-Gevaert NV.............................................    765    18,114
Barco NV....................................................     89     8,136
Bekaert SA..................................................    102    10,020
Belgacom SA.................................................  1,289    50,199
Cofinimmo...................................................     51     9,656
Colruyt SA..................................................    126    21,488
Compagnie Maritime Belge SA.................................    125     4,257
Delhaize Group ADR..........................................    604    50,555
Dexia.......................................................  4,384   113,410
D'ieteren SA................................................     22     7,334
Euronav NV..................................................    146     4,727
Fortis NL...................................................  9,270   375,887
Groupe Bruxelles Lambert SA.................................    583    62,122
Interbrew SA................................................  1,449    79,728
KBC Bancassurance Holding...................................  1,451   152,584
Mobistar SA.................................................    250    20,685
Omega Pharma SA.............................................    157     9,031
Solvay SA...................................................    503    64,991
UCB SA......................................................    693    44,007
Umicore.....................................................    195    28,794
                                                                    ---------
                                                                    1,135,725
                                                                    ---------
Bermuda--0.0%
Frontline, Ltd..............................................    415    15,889
SeaDrill, Ltd.(a)...........................................  1,725    22,815
                                                                    ---------
                                                                       38,704
                                                                    ---------

                                                             Shares   Value
                                                             ------ ---------
Cayman Islands--0.1%
Foxconn International Holdings, Ltd.(a)..................... 16,525    50,817
                                                                    ---------
Denmark--0.7%
AP Moller--Maersk A/S.......................................      9    76,946
Bang & Olufsen A/S, Class B.................................     85     9,111
Carlsberg A/S, Class B......................................    253    21,239
Codan A/S...................................................    107     7,588
Coloplast A/S...............................................    211    16,932
Dampskibseelskabet TORM-ADR.................................    115     5,980
Danisco A/S.................................................    387    31,368
Danske Bank A/S.............................................  3,285   128,970
DSV, de Sammensluttede Vagnmaend............................    165    28,791
East Asiatic Co., Ltd. A/S..................................    149     6,985
FLSmidth & Co., A/S, Class B................................    337    15,594
GN Store Nord...............................................  1,653    25,261
H Lundbeck A/S..............................................    450    10,476
Jyske Bank(a)...............................................    475    27,319
NKT Holding A/S.............................................    155    11,699
Novo-Nordisk A/S, Class B...................................  1,906   142,035
Novozymes A/S, Class A......................................    373    28,399
Sydbank A/S.................................................    499    18,352
Topdanmark A/S(a)...........................................    148    20,419
TrygVesta AS................................................    215    12,792
Vestas Wind Systems A/S(a)..................................  1,466    39,005
William Demant Holding(a)...................................    234    17,931
                                                                    ---------
                                                                      703,192
                                                                    ---------
Finland--1.4%
Amer Group L/C..............................................      1        11
Amer Sports Oyj ADR.........................................    566    12,691
Cargotec Corp., Class B.....................................    302    12,757
Elisa Oyj, Class A..........................................  1,183    26,049
Fortum Oyj..................................................  3,489    92,894
KCI Konecranes Oyj..........................................    446     8,442
Kesko, Class B..............................................    519    21,792
Kone Oyj....................................................    603    29,198
Metso Oyj ADR...............................................  1,009    37,121
Neste Oil Oyj...............................................  1,015    29,569
Nokia Oyj................................................... 32,399   637,937
Nokian Renkaat Oyj..........................................    820    14,721
OKO Bank, Class A...........................................    749    11,917
Orion Oyj, Class B(a).......................................    661    12,560
Outokumpu Oyj, Class A......................................    789    20,106
Rautaruukki Oyj.............................................    660    18,913
Sampo Oyj, Class A..........................................  3,347    69,616
Sanoma-WSOY Oyj.............................................    508    13,018
Stora Enso Oyj..............................................  4,599    69,537
Tietoenator Oyj.............................................    600    17,612
UPM Kymmene Oyj.............................................  4,142    98,040
Uponor Oyj..................................................    435    11,742
Wartsila Corp., Class B.....................................    506    20,493
YIT Oyj.....................................................    991    22,929
                                                                    ---------
                                                                    1,309,665
                                                                    ---------
France--8.6%
Accor SA....................................................  1,634   111,097
Air France-KLM..............................................    960    29,107
Alcatel SA ADR.............................................. 10,744   130,862
Alstom(a)...................................................    870    78,579
Atos Origin SA(a)...........................................    534    29,337
Axa SA...................................................... 13,186   486,695
BNP Paribas................................................. 13,176   708,105
Bouygues SA.................................................  1,603    85,511
Business Objects SA ADR(a)..................................    757    25,806
Cap Gemini SA...............................................    990    52,343
Carrefour SA................................................  4,743   299,023
Casino Guichard-Perrachon SA................................    345    27,732

                                                             Shares   Value
                                                             ------ ---------
CNP Assurances..............................................    329    31,848
Compagnie de Saint-Gobain...................................  2,460   178,164
Credit Agricole SA..........................................  4,742   207,702
Dassault Systemes SA........................................    451    25,346
Essilor International SA....................................    776    79,342
European Aeronautic Defence & Space Co......................  2,602    74,699
France Telecom SA ADR....................................... 13,395   312,237
Gaz de France...............................................  1,558    61,902
Gecina SA...................................................     99    13,181
Groupe Danone ADR...........................................  9,437   279,524
Hermes International........................................    517    47,713
Imerys SA...................................................    251    20,968
Klepierre...................................................    146    21,831
Lafarge SA..................................................  4,738   152,658
Lagardere S.C.A.............................................    957    68,979
L'Air Liquide SA............................................    951   193,789
L'Oreal SA..................................................  2,278   230,856
LVMH Moet Hennessy Louis Vuitton SA.........................  1,939   199,215
M6-METROPOLE Television.....................................    522    16,011
Michelin (CGDE), Class B....................................  1,135    83,079
Neopost SA..................................................    253    30,198
Pagesjaunes Groupe SA.......................................    993    28,192
Pernod-Ricard SA............................................    593   123,218
Pinault Printemps Redoute SA................................    524    77,564
Psa Peugeot Citroen ADR.....................................  1,207    67,993
Publicis Groupe ADR.........................................  1,092    43,221
Renault SA..................................................  1,466   167,745
Safran SA...................................................  1,321    26,655
Sanofi-Aventis ADR.......................................... 16,084   715,256
Schneider Electric SA.......................................  1,794   199,591
SCOR ADR....................................................  6,519    15,646
Societe BIC SA..............................................    220    13,668
Societe Des Autoroutes Paris................................    179    13,325
Societe Television Francaise 1..............................    932    29,761
Sodexho Alliance SA ADR.....................................    755    41,706
Suez SA.....................................................  8,050   356,212
Technip-Coflexip SA.........................................    835    47,570
Thales SA...................................................    680    30,113
Thomson/ex-TMM..............................................  2,058    32,332
TotalFinaElf SA ADR......................................... 17,497 1,153,752
Unibail.....................................................    363    76,199
Valeo SA ADR................................................  1,104    19,670
Vallourec...................................................    294    68,467
Veolia Environnement ADR....................................  2,260   136,458
Vinci SA....................................................  1,691   187,800
Vivendi.....................................................  9,132   328,544
Zodiac SA...................................................    325    19,248
                                                                    ---------
                                                                    8,413,345
                                                                    ---------
Germany--6.5%
Adidas-Salomon AG...........................................  1,607    75,365
Allianz AG ADR.............................................. 32,143   557,038
Altana AG...................................................    556    30,797
BASF AG.....................................................  4,065   325,606
Bayer AG....................................................  5,749   292,912
Beiersdorf AG...............................................    399    21,095
Bilfinger Berger AG.........................................    294    17,377
Celesio AG..................................................    673    35,030
Commerzbank AG..............................................  4,940   167,207
Continental AG ADR..........................................  1,039   120,573
DaimlerChrysler AG..........................................    774    38,654
DaimlerChrysler AG..........................................  6,481   323,791
Deutsche Bank AG............................................  4,098   493,728
Deutsche Boerse AG..........................................    808   121,034
Deutsche Lufthansa AG.......................................  1,813    38,354
Deutsche Post AG............................................  6,143   160,840
Deutsche Postbank AG........................................    454    34,401
Deutsche Telekom AG ADR..................................... 22,442   356,155
Douglas Holdings AG.........................................    248    11,585
E.ON AG ADR................................................. 14,793   586,839
Fresenius Medical Care AG ADR...............................  1,492    64,484
Heidelberger Druckmaschinen.................................    460    18,958
Henkel KGaA.................................................    470    65,479

                                                             Shares   Value
                                                             ------ ---------
Hochtief AG.................................................    333    20,802
Hypo Real Estate Holdings ADR...............................  1,061    66,099
Infineon Technologies AG(a).................................  5,975    70,684
Ivg Immobilien AG...........................................    689    24,975
KarstadtQuelle AG(a)........................................    501    11,921
Linde AG....................................................    854    80,380
MAN AG......................................................  1,004    84,573
Merck KGaA..................................................    406    42,805
Metro AG....................................................  1,155    67,226
MLP AG......................................................    473    10,551
Muenchener Rueckversicherungs-Gesellschaft AG...............  1,545   243,641
Premiere AG(a)..............................................    519     6,869
Puma AG Rudolf Dassler Sport................................     93    31,661
Rheinmetall AG..............................................    285    20,644
Rwe AG ADR..................................................  3,522   325,020
Salzgitter AG...............................................    325    30,480
SAP AG ADR..................................................  7,020   347,490
Siemens AG ADR..............................................  6,702   583,745
Solarworld AG...............................................    287    15,740
Suedzucker AG...............................................    525    12,888
ThyssenKrupp AG.............................................  2,851    95,739
TUI AG......................................................  1,687    34,773
Volkswagen AG ADR...........................................  6,740   115,142
Wincor Nixdorf AG...........................................    124    17,954
                                                                    ---------
                                                                    6,319,104
                                                                    ---------
Greece--0.6%
Alpha Credit Bank...........................................  3,066    81,742
Cosmote Mobile Telecommunications SA........................    793    19,004
EFG Eurobank................................................  1,820    55,681
Folli--Follie SA............................................    130     3,769
Germanos SA.................................................    355     8,453
Greek Organization of Football..............................  1,768    59,437
Hellenic Bottling Company SA................................    857    29,464
Hellenic Exchanges SA.......................................    361     5,708
Hellenic Petroleum SA.......................................    847    10,128
Hellenic Technodomiki Tev SA................................    943     9,216
Hellenic Telecommunications Organization SA(a)..............  2,524    61,725
Intracom SA.................................................    681     4,341
Motor Oil (Hellas) SA.......................................    351     8,871
National Bank of Greece SA ADR.............................. 15,040   130,999
Piraeus Bank SA.............................................  1,701    44,007
Public Power Corp...........................................    827    19,885
Technical Olympic SA........................................    629     2,115
Titan Cement Co. SA.........................................    456    21,593
Viohalco....................................................    790     7,995
                                                                    ---------
                                                                      584,133
                                                                    ---------
Hong Kong--1.5%
ASM Pacific Technology, Ltd.................................  1,373     7,205
Bank of East Asia, Ltd...................................... 11,533    52,616
BOC Hong Kong Holdings, Ltd................................. 29,296    65,759
Cathay Pacific Airways, Ltd.................................  1,606    16,447
Cheung Kong Holdings, Ltd................................... 11,919   127,800
Cheung Kong Infrastructure Holdings, Ltd....................  3,569    10,914
Clp Holdings, Ltd........................................... 14,299    86,614
Esprit Holdings, Ltd........................................  7,717    70,309
Giordano International, Ltd................................. 11,793     5,743
Hang Lung Properties, Ltd...................................  2,919    31,167
Hang Seng Bank, Ltd.........................................  6,054    76,488
Henderson Land Development..................................  5,746    32,298
Hong Kong & China Gas....................................... 28,348    66,431
Hong Kong Electric Holdings................................. 10,983    51,375
Hong Kong Exchanges & Clearing, Ltd.........................  8,426    61,369
Hopewell Holdings...........................................  4,979    14,176
Hutchison Telecommunications International, Ltd.(a)......... 11,287    19,970
Hutchison Whampoa, Ltd...................................... 16,876   148,841
Hysan Development Co., Ltd..................................  5,003    12,824
Johnson Electric Holdings, Ltd. ADR.........................  1,163    10,164
Kerry Properties, Ltd.......................................  3,872    14,156
Kingboard Chemical Holdings, Ltd............................  4,349    15,633
Li & Fung, Ltd.............................................. 15,337    38,071

                                                             Shares   Value
                                                             ------ ---------
Link REIT (The)(a).......................................... 16,922    35,193
Melco International Development, Ltd........................  5,814    12,446
MTR Corp.................................................... 10,856    27,229
New World Development, Ltd. ADR............................. 10,083    34,730
Orient Overseas International, Ltd..........................  1,734     7,049
PCCW, Ltd...................................................  2,931    17,762
Shangri-La Asia, Ltd........................................    500    22,227
Shun Tak Holdings, Ltd......................................  7,417     8,738
Sino Land Co................................................ 10,207    18,047
Solomon Systech International, Ltd.......................... 15,904     2,772
Sun Hung Kai Properties, Ltd................................ 10,847   118,392
Swire Pacific, Ltd..........................................  7,366    76,948
Techtronic Industries Co., Ltd..............................  8,119    11,969
Television Broadcasts, Ltd..................................  2,254    12,149
Texwinca Holdings, Ltd......................................  4,724     3,084
Wharf Holdings, Ltd.........................................  9,688    33,165
Wing Hang Bank, Ltd.........................................  1,396    13,618
Yue Yuen Industrial Holdings................................  3,847    11,940
                                                                    ---------
                                                                    1,503,828
                                                                    ---------
Ireland--0.9%
Allied Irish Bank...........................................  3,465   187,318
Bank of Ireland ADR.........................................  1,925   151,652
C&C Group PLC...............................................  2,448    33,222
CRH PLC ADR.................................................  4,277   148,155
DCC PLC.....................................................    639    15,944
Depfa Bank PLC..............................................  2,795    51,537
Elan Corp. PLC(a)...........................................  3,411    52,461
Fyffes PLC..................................................  2,490     4,834
Grafton Group PLC...........................................  1,792    23,624
Greencore Group PLC.........................................  1,247     6,168
Iaws Group PLC..............................................    845    15,678
Independent News & Media PLC................................  4,487    13,518
Irish Life & Permanent PLC..................................  2,151    53,798
Kerry Group PLC, Class A....................................  1,037    24,581
Kingspan Group PLC..........................................  1,005    20,687
Paddy Powerl PLC............................................    359     6,736
Ryanair Holdings PLC ADR(a).................................    305    19,303
                                                                    ---------
                                                                      829,216
                                                                    ---------
Italy--3.6%
Alleanza Assicurazioni SpA..................................  3,350    39,138
Arnoldo Mondadori Editore SpA...............................    924     8,546
Assicurazioni Generali SpA..................................  7,577   282,886
Autogrill SpA...............................................    806    12,815
Autostrade SpA..............................................  2,266    67,072
Banca Fideuram SpA..........................................  2,328    14,836
Banca Intesa SpA............................................ 30,955   203,321
Banca Intesa SpA--RNC.......................................  7,382    45,128
Banca Monte dei Paschi di Sien SpA..........................  8,723    52,837
Banca Popolare di Milano SCRL...............................  3,286    43,389
Banche Popolari Unite SCRL..................................  2,727    73,323
Banco Popolare di Verona e Novara SCRL......................  2,952    81,495
Benetton Group SpA..........................................    251     8,634
Bulgari SpA.................................................  1,180    15,008
Capitalia SpA............................................... 13,325   110,125
Enel SpA ADR................................................  6,835   311,881
Eni Spa ADR................................................. 10,305   613,251
Fiat SpA ADR(a).............................................  4,324    68,751
Finmeccanica SpA............................................  2,351    52,451
Fondiaria-Sai SpA...........................................    573    25,096
Gruppo Editoriale L'Espresso SpA............................  1,374     7,012
Italcementi SpA.............................................    561    14,195
Lottomatica SpA.............................................    459    17,302
Luxottica Group SpA ADR.....................................  1,090    32,079
Mediaset SpA................................................  6,078    65,252
Mediobanca SpA..............................................  3,800    82,803
Mediolanum SpA..............................................  2,016    14,966
Pirelli & Co. SpA........................................... 22,562    19,377
San Paolo IMI SpA...........................................  8,815   186,165
Seat Pagine Gialle SpA...................................... 32,258    16,118
Snam Rete Gas SpA...........................................  7,742    37,550

                                                             Shares   Value
                                                             ------ ---------
Telecom Italia SpA..........................................      3         9
Telecom Italia SpA ADR (Ordinary)...........................  8,474   240,068
Telecom Italia SpA ADR (Savings)............................  4,770   114,385
Terna SpA...................................................  9,500    27,627
Tiscali SpA(a)..............................................  2,042     5,781
UniCredito Italiano SpA..................................... 61,796   512,314
Unipol SpA..................................................  7,122    21,085
                                                                    ---------
                                                                    3,544,071
                                                                    ---------
Japan--22.3%
77 Bank, Ltd.(The)..........................................  2,579    17,896
Access Co., Ltd.(a).........................................      2    14,256
Acom Co., Ltd...............................................  2,276    24,290
Aderans Co., Ltd............................................    281     7,281
Advantest Corp..............................................  2,527    63,099
Aeon Co., Ltd...............................................  4,594   112,794
Aeon Credit Service Co., Ltd................................    683    16,365
Aiful Corp..................................................    618    23,913
Aisin Seiki Co., Ltd........................................  1,516    44,381
Ajinomoto Co., Inc..........................................  4,888    52,674
Alfresa Holdings Corp.......................................    191    12,122
All Nippon Airways Co., Ltd.................................  5,000    20,248
Alps Electric Co., Ltd......................................  1,365    14,291
Amada Co., Ltd..............................................  2,896    29,131
Amano Corp..................................................    482     6,184
Aoyama Trading Co., Ltd.....................................    454    14,531
Arrk Corp...................................................    458     6,004
Asahi Breweries, Ltd........................................  2,931    42,743
Asahi Glass Co., Ltd........................................  7,511    92,707
Asahi Kasei Corp............................................  9,708    62,270
Asatsu-DK, Inc..............................................    266     8,086
Asics Corp..................................................  1,266    16,502
Astellas Pharma, Inc........................................  4,241   170,827
Autobacs Seven Co., Ltd.....................................    218     8,207
Bank of Fukoaka, Ltd........................................  4,672    34,361
Bank of Kyoto, Ltd. (The)...................................  2,090    21,150
Bank of Yokohama, Ltd.(The).................................  9,457    74,650
Benesse Corp................................................    505    18,719
Bridgestone Corp............................................  4,828    97,817
Canon Sales Co., Inc........................................    596    14,288
Canon, Inc. ADR.............................................  8,443   441,485
Casio Computer Co., Ltd.....................................  1,820    36,733
Central Glass Co., Ltd......................................  1,361     7,535
Central Japan Railway Co....................................     12   127,944
Chiba Bank, Ltd.(The).......................................  6,026    53,813
Chiyoda Corp................................................  1,146    22,469
Chubu Electric Power Co., Inc...............................  5,263   136,917
Chugai Pharmaceutical Co., Ltd..............................  2,215    47,689
Circle K Sunkus Co., Ltd....................................    341     6,407
Citizen Watch Co., Ltd......................................  2,861    23,543
Coca-Cola West Japan Co., Ltd...............................    440     8,805
COMSYS Holdings Corp........................................    925    10,161
Credit Saison Co., Ltd......................................  1,289    54,387
CSK Holdings Corp...........................................    524    21,925
Dai Nippon Printing Co., Ltd................................  4,983    76,918
Daicel Chemical Industries, Ltd.............................  2,167    15,066
Daido Steel Co., Ltd........................................  2,752    20,162
Daifuku Co., Ltd............................................    630     7,945
Daiichi Sankyo Co., Ltd.....................................  5,802   164,417
Daikin Industries, Ltd......................................  1,880    55,713
Daimaru, Inc................................................  1,715    21,235
Dainippon Ink & Chemicals, Inc..............................  5,022    18,318
Dainippon Screen Manufacturing Co., Ltd.....................  1,708    15,545
Daito Trust Construction Co., Ltd...........................    652    35,432
Daiwa House Industry Co., Ltd...............................  4,274    73,979
Daiwa Securities Group, Inc................................. 10,035   117,462
Denki Kagaku Kogyo Kabushiki Kaisha.........................  3,703    14,373
Denso Corp..................................................  4,199   147,895
Dentsu, Inc.................................................     14    38,117
Dowa Mining Co., Ltd.(a)....................................  2,165    18,747
Dowa Mining Co., Ltd.--Rights(a)............................  2,165       916
E*Trade Securities Co., Ltd.................................     12    13,670
eAccess, Ltd................................................     10     6,030

                                                             Shares  Value
                                                             ------ -------
East Japan Railway Co.......................................     27 188,949
Ebara Corp..................................................  3,012  10,933
Edion Corp..................................................    583   9,999
Eisai Co., Ltd. ADR.........................................  1,996  96,532
Electric Power Development Co., Ltd.........................  1,253  44,727
Elpida Memory, Inc.(a)......................................    752  34,196
FamilyMart Co., Ltd.........................................    503  13,771
Fanuc, Ltd..................................................  1,422 111,048
Fast Retailing Co., Ltd.....................................    420  39,512
Fuji Electric Holdings Co., Ltd.............................  4,432  22,895
Fuji Photo Film Co., Ltd....................................  3,870 141,180
Fuji Soft ABC, Inc..........................................    238   6,226
Fuji Television Network, Inc................................      4   9,040
Fujikura, Ltd...............................................  2,830  31,034
Fujitsu, Ltd................................................ 14,749 121,748
Furukawa Electric Co. (The).................................  5,030  33,301
Glory, Ltd..................................................    500   9,695
Goodwill Group, Inc. (The)..................................     11   6,669
Gunma Bank, Ltd.(The).......................................  2,998  22,199
Gunze, Ltd..................................................  1,534   8,687
Hakuhodo DY Holdings, Inc...................................    200  13,073
Hankyu Department Stores, Inc...............................  1,114   9,425
Hankyu Holdings, Inc........................................  1,869  11,697
Haseko Corp.(a).............................................  5,968  20,568
Hikari Tsushin, Inc.........................................    184   9,621
Hino Motors, Ltd............................................  2,047  11,081
Hirose Electric Co., Ltd....................................    238  31,575
Hitachi Cable, Ltd..........................................  1,332   6,023
Hitachi Capital Corp........................................    346   6,603
Hitachi Chemical Co., Ltd...................................    821  19,931
Hitachi Construction Machinery Co., Ltd.....................    776  17,392
Hitachi High-Technologies Corp..............................    491  13,890
Hitachi, Ltd. ADR...........................................  2,666 155,348
Hokkaido Electric Power Co., Inc............................  1,449  35,172
Hokugin Financial Group, Inc................................  9,167  34,583
Honda Motor Co., Ltd. ADR................................... 12,347 415,229
House Foods Corp............................................    571   9,427
Hoya Corp. ADR..............................................  3,272 123,325
Ibiden Co., Ltd.............................................  1,065  56,321
Index Holdings..............................................      8   5,807
Inpex Holdings, Inc.(a).....................................      7  55,718
Isetan Co., Ltd.............................................  1,510  25,500
Ishikawajima-Harima Heavy Industries Co., Ltd...............  9,252  28,330
Ito En, Ltd.................................................    469  16,165
Itochu Corp................................................. 11,920  92,535
Itochu Techno-Science Corp..................................    219  11,149
Jafco Co., Ltd..............................................    268  13,559
Japan Airlines System Corp..................................  7,000  13,692
Japan Prime Realty Investment Corp..........................      3   8,972
Japan Real Estate Investment Corp...........................      2  16,941
Japan Retail Fund Investment Corp...........................      2  14,738
Japan Steel Works, Ltd. (The)...............................  2,647  18,115
Japan Tobacco, Inc..........................................     36 140,201
JFE Holdings, Inc...........................................  4,417 173,341
JGC Corp....................................................  1,641  27,474
Joyo Bank, Ltd.(The)........................................  5,398  32,049
JS Group Corp...............................................  2,109  44,173
JSR Corp....................................................  1,418  31,282
JTEKT Corp..................................................  1,518  29,489
Kajima Corp.................................................  7,115  32,524
Kaken Pharmaceutical Co., Ltd...............................    671   4,572
Kamigumi Co., Ltd...........................................  2,063  16,118
Kaneka Corp.................................................  2,406  22,775
Kansai Electric Power Co., Inc. (The).......................  6,097 140,652
Kansai Paint Co., Ltd.......................................  1,727  13,098
Kao Corp. ADR...............................................    391 104,319
Katokichi Co., Ltd..........................................    975   7,980
Kawasaki Heavy Industries, Ltd. ADR.........................  2,620  34,707
Kawasaki Kisen Kaisha, Ltd..................................  3,996  25,285
KDDI Corp...................................................     19 118,667
Keihin Electric Express Railway Co., Ltd....................  3,363  24,605
Keio Electric Railway Co., Ltd..............................  4,325  28,895
Keisei Electric Railway Co., Ltd............................  2,288  14,028
Keyence Corp................................................    298  68,621

                                                             Shares  Value
                                                             ------ -------
Kikkoman Corp...............................................  1,171  13,672
Kinden Corp.................................................  1,053   8,704
Kintetsu Corp............................................... 12,810  40,123
Kirin Brewery Co., Ltd......................................  6,235  83,280
KK DaVinci Advisors(a)......................................      8   7,679
Kobe Steel, Ltd............................................. 22,195  69,785
Kokuyo Co., Ltd.............................................    662  10,529
Komatsu, Ltd. ADR...........................................  1,779 122,955
Komori Corp.................................................    457   9,304
Konami Corp.................................................    739  18,918
Konica Minolta Holdings, Inc................................  3,788  50,815
Kose Corp...................................................    264   8,526
Kubota Corp. ADR............................................  1,749  71,518
Kuraray Co., Ltd............................................  2,879  32,055
Kurita Water Industries, Ltd................................    894  17,358
Kyocera Corp. ADR...........................................  1,287 110,090
Kyowa Hakko Kogyo Co., Ltd..................................  2,578  18,157
Kyushu Electric Power Co., Inc..............................  3,003  70,988
Lawson, Inc.................................................    497  17,487
Leopalace21 Corp............................................  1,010  36,912
Mabuchi Motor Co., Ltd......................................    224  13,704
Makita Corp.................................................    855  25,159
Marubeni Corp............................................... 12,097  60,317
Marui Co., Ltd..............................................  2,481  36,435
Matsui Securities Co., Ltd..................................    956   8,009
Matsumotokiyoshi Co., Ltd...................................    318   7,644
Matsushita Electric Industrial Co., Ltd. ADR................ 15,536 328,277
Matsushita Electric Works, Ltd..............................  2,676  28,334
Mediceo Holdings Co., Ltd...................................  1,344  27,534
Meiji Dairies Corp..........................................  2,069  13,987
Meiji Seika Kaisha, Ltd.....................................  2,442  12,409
Meitec Corp.................................................    277   8,518
Millea Holdings, Inc........................................  2,178 197,981
Minebea Co., Ltd. ADR.......................................  1,343  14,697
Mitsubishi Chemical Holdings Corp...........................  9,295  58,253
Mitsubishi Corp. ADR........................................  5,346 201,045
Mitsubishi Electric Corp.................................... 15,299 129,055
Mitsubishi Estate Co., Ltd..................................  9,230 201,963
Mitsubishi Gas Chemical Co., Inc............................  3,062  33,361
Mitsubishi Heavy Industries, Ltd............................ 25,373 105,162
Mitsubishi Logistics Corp...................................    905  14,444
Mitsubishi Materials Corp...................................  7,725  31,938
Mitsubishi Rayon Co., Ltd...................................  4,275  28,292
Mitsubishi Securities Co., Ltd..............................  2,012  25,290
Mitsubishi UFJ Financial Group Inc. ADR..................... 68,011 871,220
Mitsui & Co., Ltd. ADR......................................    614 157,154
Mitsui Chemicals, Inc.......................................  5,016  36,146
Mitsui Engineering & Shipbuilding Co., Ltd..................  5,592  18,224
Mitsui Fudosan Co., Ltd.....................................  6,629 150,837
Mitsui Mining & Smelting Co., Ltd...........................  4,536  23,442
Mitsui O.S.K. Lines, Ltd....................................  8,589  63,634
Mitsui Sumitomo Insurance Co................................  9,584 120,085
Mitsui Trust Holdings, Inc..................................  4,895  55,838
Mitsukoshi, Ltd.............................................  3,262  14,657
Mitsumi Electric Co., Ltd...................................    547   7,558
Mizuho Financial Group, Inc.................................     76 590,384
Murata Manufacturing Co., Ltd...............................  1,605 111,631
Namco Bandai Holdings, Inc..................................  1,648  25,956
NEC Corp. ADR............................................... 16,067  87,565
NEC Electronics Corp........................................    293  10,075
Net One Systems Co., Ltd....................................      4   5,568
NGK Insulators, Ltd.........................................  2,117  29,824
NGK Spark Plug Co., Ltd.....................................  1,363  27,129
NHK Spring Co., Ltd.........................................  1,256  14,550
Nichirei Corp...............................................  1,969  10,399
Nidec Corp..................................................    859  64,826
Nikko Cordial Corp..........................................  6,564  76,326
Nikon Corp..................................................  2,344  48,526
Nintendo Co., Ltd...........................................    785 161,942
Nippon Building Fund, Inc...................................      4  40,651
Nippon Electric Glass Co., Ltd..............................  1,771  39,092
Nippon Express Co., Ltd.....................................  6,307  33,874
Nippon Kayaku Co., Ltd......................................  1,228  10,423
Nippon Light Metal Co., Ltd.................................  3,656   9,216

                                                             Shares  Value
                                                             ------ -------
Nippon Meat Packers, Inc....................................  1,356  15,237
Nippon Mining Holdings, Inc.................................  6,908  48,982
Nippon Oil Corp.............................................  9,855  72,769
Nippon Sheet Glass Co., Ltd.................................  3,163  14,876
Nippon Shokubai Co., Ltd....................................  1,003  12,169
Nippon Steel Corp........................................... 48,500 199,765
Nippon Telegraph & Telephone ADR............................  8,206 201,294
Nippon Unipac Holding.......................................      7  25,363
Nippon Yusen Kabushiki Kaisha...............................  8,278  50,491
Nishimatsu Construction Co., Ltd............................  2,090   7,815
NISHI-NIPPON City Bank, Ltd.................................  4,314  21,216
Nissan Chemical Industries, Ltd.............................  1,263  14,946
Nissan Motor Co.,Ltd. ADR...................................  8,947 200,950
Nisshin Seifun Group, Inc...................................  1,523  15,901
Nisshin Steel Co., Ltd......................................  6,692  19,847
Nisshinbo Industries, Inc...................................  1,319  13,919
Nissin Food Products Co., Ltd...............................    706  22,497
Nitori Co., Ltd.............................................    291  13,167
Nitto Denko Corp............................................  1,307  77,466
NOK Corp....................................................    891  22,048
Nomura Holdings, Inc. ADR................................... 14,007 246,242
Nomura Real Estate Office Fund, Inc.........................      2  16,034
Nomura Research.............................................    178  24,727
NSK, Ltd....................................................  3,491  29,505
NTN Corp....................................................  3,116  24,687
NTT Data Corp...............................................     10  46,229
NTT Docomo, Inc. ADR........................................ 14,818 228,345
NTT Urban Development Corp..................................      2  16,023
Obayashi Corp...............................................  5,141  36,231
Obic Co., Ltd...............................................     55  11,643
Odakyu Electric Railway Co., Ltd............................  4,949  31,465
Oji Paper Co., Ltd..........................................  5,898  32,317
Oki Electric Industry Co., Ltd..............................  4,363   9,822
Okuma Corp..................................................  1,136  10,055
Okumura Corp................................................  1,446   7,940
Olympus Corp................................................  1,826  53,838
Omron Corp..................................................  1,775  43,599
Onward Kashiyama Co., Ltd...................................  1,095  15,768
Oracle Corp., Japan.........................................    251  10,872
Oriental Land Co., Ltd......................................    396  22,232
Orix Corp. ADR..............................................  1,430 197,483
Osaka Gas Co., Ltd.......................................... 15,929  55,612
Osg Corp....................................................    627   8,940
Otsuka Corp.................................................    125  13,298
PARK24 Co., Ltd.............................................    374  12,306
Pioneer Corp................................................  1,212  21,352
Promise Co., Ltd............................................    641  25,496
QP Corp.....................................................    800   7,569
Rakuten, Inc................................................     51  20,046
Resona Holdings, Inc........................................     36 108,168
Ricoh Co., Ltd..............................................  1,061 106,790
Rinnai Corp.................................................    279   7,994
Rohm Co., Ltd...............................................    846  78,798
Round One Corp..............................................      3  10,891
Ryohin Keikaku Co., Ltd.....................................    189  13,388
Sanken Electric Co., Ltd....................................    844  10,933
Sankyo Co., Ltd./Gunma......................................    425  22,705
Santen Pharmaceutical Co., Ltd..............................    584  14,847
Sanwa Shutter Corp..........................................  1,606   9,110
Sanyo Electric Co., Ltd..................................... 12,599  25,611
Sapporo Hokuyo Holdings, Inc................................      2  21,817
Sapporo Holdings, Ltd.......................................  2,031   9,658
SBI Holdings, Inc...........................................     83  29,752
Secom Co., Ltd..............................................  1,662  82,401
Sega Sammy Holdings, Inc. ADR...............................  5,830  46,911
Seiko Epson Corp............................................  1,088  29,657
Seino Transportation Co., Ltd...............................  1,151  13,548
Sekisui Chemical Co., Ltd...................................  3,630  30,617
Sekisui House, Ltd. ADR.....................................  4,212  63,752
Seven & I Holdings Co., Ltd.................................  6,541 210,845
SFCG Co., Ltd...............................................     44   8,368
Sharp Corp..................................................  7,914 135,882
Shimachu Co., Ltd...........................................    366  10,781
Shimamura Co., Ltd..........................................    159  15,545

                                                             Shares  Value
                                                             ------ -------
Shimano, Inc................................................    570  15,935
Shimizu Corp................................................  4,682  26,782
Shin-Etsu Chemical Co., Ltd.................................  3,079 196,740
Shinko Electric Industries Co., Ltd.........................    535  14,908
Shinko Securities Co., Ltd..................................  3,853  15,294
Shinsei Bank, Ltd........................................... 10,755  65,672
Shionogi & Co., Ltd.........................................  2,363  43,476
Shiseido Co., Ltd...........................................  2,857  57,086
Shizuoka Bank, Ltd.(The)....................................  4,561  49,647
Showa Denko Kabushiki Kaisha................................  8,363  36,124
Showa Shell Sekiyu Kabushiki Kaisha.........................  1,492  16,642
SMC Corp....................................................    427  56,592
Softbank Corp...............................................  5,848 121,137
Sojitz Corp.(a).............................................  3,040   9,903
Sompo Japan Insurance, Inc..................................  6,647  87,196
Sony Corp. ADR..............................................  7,932 320,137
Stanley Electric Co., Ltd...................................  1,192  24,655
Sumco Corp..................................................    379  28,151
Sumitomo Bakelite Co., Ltd..................................  1,440  10,897
Sumitomo Chemical Co., Ltd.................................. 11,795  88,102
Sumitomo Corp. ADR..........................................  8,416 105,000
Sumitomo Electric Industries, Ltd...........................  5,710  77,267
Sumitomo Heavy Industries, Ltd..............................  4,532  37,951
Sumitomo Metal Industries, Ltd. ADR.........................  3,234 124,084
Sumitomo Metal Mining Co....................................  4,309  56,613
Sumitomo Mitsui Financial Group, Inc........................     49 514,804
Sumitomo Osaka Cement Co., Ltd..............................  3,045   9,046
Sumitomo Realty & Development...............................  3,015  88,733
Sumitomo Rubber Industries, Ltd.............................  1,354  14,924
Sumitomo Titanium Corp......................................    146  17,426
Sumitomo Trust & Banking Co., Ltd. ADR......................  9,934 103,997
Suruga Bank Ltd.............................................  1,573  19,670
Suzuken Co., Ltd............................................    556  20,858
T&D Holdings, Inc...........................................  1,853 134,314
Taiheiyo Cement Corp........................................  6,757  25,036
Taiheiyo Cement Corp. ADR...................................     39   1,444
Taisei Corp.................................................  7,587  27,245
Taisho Pharmaceutical Co., Ltd..............................  1,269  24,309
Taiyo Nippon Sanso Corp.....................................  2,089  17,734
Taiyo Yuden Co., Ltd........................................    810  12,181
Takara Holdings, Inc........................................  1,379   8,108
Takashimaya Co., Ltd........................................  2,203  28,041
Takeda Chemical Industries, Ltd.............................  7,040 440,111
Takefuji Corp...............................................    875  40,197
Tanabe Seiyaku Co., Ltd.....................................  1,801  22,632
Tdk Corp. ADR...............................................  1,002  80,310
Teijin, Ltd.................................................  6,614  35,693
Terumo Corp.................................................  1,336  50,673
THK Co., Ltd................................................    946  22,401
TIS, Inc....................................................    287   6,787
Tobu Railway Co., Ltd.......................................  6,458  32,601
Toda Corp...................................................  1,660   7,783
Toho Co., Ltd...............................................  1,122  22,819
Toho Titanium Co., Ltd......................................    216  13,337
Tohoku Electric Power Co., Inc..............................  3,384  74,057
Tokai Rika Co., Ltd.........................................    448   8,710
Tokuyama Corp...............................................  1,855  24,825
Tokyo Broadcasting System, Inc..............................    300   7,000
Tokyo Electric Power Co., Inc. (The)........................  9,639 277,677
Tokyo Electron, Ltd.........................................  1,287  95,189
Tokyo Gas Co., Ltd.......................................... 17,798  89,295
Tokyo Seimitsu Co., Ltd.....................................    270  14,179
Tokyo Steel Manufacturing Co., Ltd..........................    859  13,525
Tokyo Style Co., Ltd........................................    527   6,354
Tokyo Tatemono Co., Ltd.....................................  2,266  25,506
Tokyu Corp..................................................  8,457  58,250
Tokyu Land Corp.............................................  3,164  30,048
TonenGeneral Sekiyu K.K.....................................  2,309  20,882
Toppan Printing Co., Ltd....................................  4,430  49,113
Toray Industries, Inc....................................... 10,540  79,406
Toshiba Corp................................................ 22,936 148,902
Tosoh Corp..................................................  3,807  15,444
Toto Ltd....................................................  2,207  20,792
Toyo Seikan Kaisha, Ltd.....................................  1,286  24,643

                                                             Shares   Value
                                                             ------ ----------
Toyo Suisan Kaisha, Ltd.....................................    702     10,125
Toyobo Co., Ltd.............................................  4,981     13,139
Toyoda Gosei Co., Ltd.......................................    515     11,360
Toyota Industries Corp......................................  1,548     65,768
Toyota Motor Corp. Sponsored ADR............................ 11,431  1,244,835
Toyota Tsusho Corp..........................................  1,556     41,012
Trend Micro, Inc............................................    759     22,198
Ube Industries, Ltd.........................................  7,189     20,408
Uni-Charm Corp..............................................    328     18,237
Uniden Corp.................................................    450      4,764
UNY Co., Ltd................................................  1,274     16,951
Ushio, Inc..................................................    884     19,087
USS Co., Ltd................................................    193     12,407
Wacoal Corp.................................................    798     10,054
West Japan Railway Co.......................................     13     55,571
Yahoo! Japan Corp...........................................    120     45,160
Yakult Honsha Co., Ltd......................................    836     24,586
Yamada Denki Co., Ltd.......................................    670     67,314
Yamaha Corp.................................................  1,390     29,282
Yamaha Motor Co., Ltd.......................................  1,472     39,101
Yamato Transport Co., Ltd...................................  2,895     41,910
Yamazaki Baking Co., Ltd....................................    872      8,471
Yaskawa Electric Corp.......................................  1,476     14,530
Yokogawa Electric Corp......................................  1,701     22,388
Zeon Corp...................................................  1,342     13,602
                                                                    ----------
                                                                    21,724,081
                                                                    ----------
Netherlands--5.5%
ABN AMRO Holding NV ADR..................................... 14,363    419,687
Aegon NV ADR................................................ 11,393    213,847
Akzo Nobel NV ADR...........................................  2,152    132,327
ASML Holding NV(a)..........................................  3,834     89,256
Buhrmann NV ADR.............................................    857     12,864
Corio NV....................................................    319     23,206
Euronext NV.................................................    713     69,180
Fugro NV....................................................    460     19,411
Getronics NV................................................    976      6,567
Hagemeyer NV(a).............................................  4,087     19,909
Heineken NV.................................................  1,939     88,614
Ing Groep NV ADR............................................ 14,836    652,487
Koninklijke Ahold NV ADR(a)................................. 12,312    130,384
Koninklijke DSM NV..........................................  1,199     52,524
Koninklijke DSM NV ADR......................................  4,798     52,558
Koninlijke Philips Electronics NV...........................  9,898    346,529
Mittal Steel Co. NV Class A.................................  2,573     89,386
OCE NV ADR..................................................    622     10,263
Qiagen NV(a)................................................  1,114     17,541
Randstad Holdings NV........................................    366     20,822
Reed Elsevier NV ADR........................................  2,799     93,570
Rodamco Europe NV...........................................    426     49,561
Royal Dutch Shell PLC ADR, Class A.......................... 15,228  1,006,571
Royal Dutch Shell PLC ADR, Class B.......................... 10,922    746,846
Royal KPN NV ADR............................................ 15,329    195,598
Royal Numico NV.............................................  1,354     60,894
SBM Offshore NV.............................................  1,090     29,619
STMicroelectronics NV.......................................  5,392     93,065
TNT NV ADR..................................................  3,274    124,478
Unilever NV ADR............................................. 13,575    333,131
Vedior NV...................................................  1,353     25,296
Wereldhave NV...............................................    165     17,975
Wolters Kluwer NV...........................................  2,322     60,505
                                                                    ----------
                                                                     5,304,471
                                                                    ----------
New Zealand--0.1%
Auckland International Airport, Ltd.........................  7,730     10,245
Contact Energy, Ltd.........................................  2,283     10,662
Fisher & Paykel Appliances Holdings, Ltd....................  2,086      4,917
Fisher & Paykel Healthcare Corp., Ltd.......................  4,040     10,953
Fletcher Building, Ltd......................................  3,717     20,826
Kiwi Income Property Trust..................................  5,612      5,054
Sky City Entertainment Group, Ltd...........................  3,491     12,084
Sky Network Television, Ltd.................................  1,540      5,427

                                                             Shares  Value
                                                             ------ -------
Telecom Corporation of New Zealand, Ltd. ADR................  1,936  43,424
Tower, Ltd.(a)..............................................  2,279   4,822
Vector, Ltd.................................................  1,979   3,062
Warehouse Group, Ltd........................................    846   3,547
                                                                    -------
                                                                    135,023
                                                                    -------
Norway--0.7%
Aker Kvaerner ASA...........................................    218  19,455
DET Norske Oljeselskap ASA..................................  6,447   9,015
DNB NOR ASA.................................................  5,292  64,809
Norsk Hydro A/S ADR.........................................  5,638 126,912
Norske Skogindustrier ASA...................................  1,353  20,346
Ocean RIG ASA(a)............................................  1,424   8,921
Orkla ASA...................................................  1,484  70,641
PAN Fish ASA(a)............................................. 20,590  16,219
Petrojarl ASA(a)............................................    475   5,108
Petroleum Geo-Services ASA(a)...............................    451  22,136
Prosafe ASA.................................................    313  19,288
Schibsted ASA...............................................    384  11,532
Statoil ASA ADR.............................................  5,200 123,864
Storebrand ASA..............................................  1,842  19,443
Tandberg ASA................................................    957  10,234
Tandberg Television ASA(a)..................................    638   5,190
Telenor ASA.................................................  2,026  78,893
TGS Nopec Geophysical Co. ASA(a)............................    835  13,288
Tomra Systems ASA...........................................  1,413   8,611
Yara International ASA ADR..................................  1,620  24,603
                                                                    -------
                                                                    678,508
                                                                    -------
Portugal--0.3%
Banco BPI SA................................................  2,407  17,925
Banco Comercial Portugues SA, Class R....................... 17,154  53,248
Banco Espirito Santo SA.....................................  1,583  24,148
Brisa-Auto Estradas de Portugal SA..........................  2,375  26,285
Cimpor Cimentos de Portugal SA..............................  1,862  13,315
Electricidade DE Portugal ADR...............................  1,592  68,727
Jeronimo Martins............................................    598  10,665
Portugal Telecom SGPS SA ADR................................  6,256  78,075
PT Multimedia Servicos de Telecommicacaroes e Multimedia
  SGPS SA...................................................    621   7,504
Sonae Industria SGPS SA/New(a)..............................    554   5,006
Sonae SGPS SA...............................................  6,333  10,983
                                                                    -------
                                                                    315,881
                                                                    -------
Singapore--0.8%
Allgreen Properties, Ltd....................................  3,339   3,336
Ascendas Real Estate Investment Trust.......................  7,281   9,851
Capitaland, Ltd.............................................  4,937  31,432
CapitaMall Trust............................................  6,562  10,489
Chartered Semiconductor Manufacturing, Ltd. ADR(a)..........    796   5,954
City Developments, Ltd......................................  3,949  26,635
ComfortDelgro Corp., Ltd.................................... 13,922  14,802
Cosco Corp. Singapore, Ltd..................................  6,112   6,376
Creative Technology, Ltd....................................    437   2,858
DBS Group Holdings ADR......................................  2,231 108,006
Fraser and Neave, Ltd.......................................  6,483  16,866
Haw Par Corp., Ltd..........................................    821   3,280
Jardine Cycle & Carriage, Ltd...............................  1,055   7,959
Keppel Corp., Ltd. ADR......................................  2,179  40,657
Keppel Land, Ltd............................................  2,843   8,876
Neptune Orient Lines, Ltd. ADR..............................    864   4,422
Noble Group, Ltd............................................  7,603   4,970
Olam International, Ltd.....................................  4,923   5,254
Overseas-Chinese Banking Corp., Ltd......................... 19,699  81,254
Parkway Holdings, Ltd.......................................  4,619   8,133
SembCorp Industries, Ltd....................................  6,260  13,234
SembCorp Marine, Ltd........................................  4,033   8,480
Singapore Airlines, Ltd.....................................  4,367  40,123
Singapore Airlines, Ltd.....................................    300   2,737
Singapore Exchange, Ltd.....................................  6,232  17,405
Singapore Land, Ltd.........................................    980   4,837
Singapore Petroleum Co., Ltd................................  1,020   3,017

                                                             Shares   Value
                                                             ------ ---------
Singapore Post, Ltd......................................... 10,602     6,750
Singapore Press Holdings, Ltd............................... 11,878    30,624
Singapore Technologies Engineering, Ltd..................... 10,478    18,804
Singapore Telecom--Escrow...................................  5,358         0
Singapore Telecommunications, Ltd. ADR......................  5,385    82,825
SMRT Corp., Ltd.............................................  4,780     3,341
STATS ChipPAC, Ltd. ADR(a)..................................  1,023     6,148
Suntec Real Estate Investment Trust.........................  6,677     6,216
United Overseas Bank, Ltd...................................  4,554    93,583
United Overseas Land, Ltd...................................  4,084     8,990
Venture Corp., Ltd..........................................  1,929    15,285
Want Want Holdings, Ltd.....................................  3,571     5,518
Wing Tai Holdings, Ltd......................................  3,696     4,394
                                                                    ---------
                                                                      773,721
                                                                    ---------
Spain--3.8%
Abertis Infraestructuras SA.................................  1,808    47,381
Acciona SA..................................................    226    34,332
Acerinox SA.................................................  1,438    27,699
ACS Actividades Cons y Serv.................................  1,956    92,585
Altadis SA..................................................  2,131   101,134
Antena 3 Television SA......................................    616    12,581
Banco Bilbao Vizcaya ADR.................................... 26,844   620,902
Banco Popular Espanol SA....................................  6,736   110,333
Banco Santander Central Hispano............................. 47,038   742,730
Cintra Concesiones de Infraestructuras de Transporte SA.....  1,555    21,866
Corporacion Mapfre SA.......................................  4,257    17,774
Ebro Puleva SA..............................................    670    13,672
Endesa SA ADR...............................................  7,544   321,374
Fadesa Inmobiliaria SA......................................    400    17,796
Fomento de Connstrucciones Y Contratas SA...................    362    28,891
Gamesa Corporacion Tecnologica, SA..........................  1,348    29,481
Gas Natural SDG SA..........................................  1,418    51,624
Grupo Ferrovial SA..........................................    500    40,108
Iberdrola SA................................................  6,424   286,566
Iberia Lineas Aereas de Espana..............................  3,752    10,072
Inditex SA..................................................  1,727    80,465
Indra Sistemas SA...........................................    980    21,309
NH Hoteles SA...............................................    520    11,027
Promotora de Informaciones SA...............................    606     9,909
Repsol SA ADR...............................................  7,249   216,238
Sacyr Vallehermoso SA.......................................    789    35,833
Sociedad General de Aguas de Barcelona SA...................    464    15,032
Sogecable SA(a).............................................    326    11,625
Telefonica SA ADR........................................... 11,770   609,804
Union Fenosa SA.............................................  1,085    55,389
Zeltia SA...................................................  1,281     9,516
                                                                    ---------
                                                                    3,705,048
                                                                    ---------
Sweden--2.3%
Alfa Laval AB...............................................    751    25,162
Assa Abloy AB, Class B......................................  2,471    45,914
Atlas Copco AB--B Shares....................................  1,655    41,412
Atlas Copco AB ADR..........................................  2,658    69,818
Axfood AB...................................................    238     7,226
Billerud AB.................................................    337     5,135
Boliden AB..................................................  2,292    43,484
Capio AB(a).................................................    765    17,496
Castellum AB................................................  1,226    13,812
D Carnegie & Co. AB.........................................    492    10,366
Electrolux AB, Class A, ADR.................................  1,066    34,619
Elekta AB, Class B..........................................    683    12,892
Eniro AB....................................................  1,370    16,827
Ericsson ADR................................................ 11,735   404,271
Fabege AB...................................................    637    14,083
Getinge AB..................................................  1,417    25,940
Hennes & Mauritz AB, Class B................................  3,758   157,230
Hoganas AB, Class B.........................................    203     5,374
Holmen AB, Class B..........................................    418    17,483
Husqvarna AB ADR(a).........................................  1,066    25,092
Kungsleden AB...............................................  1,081    12,319
Lundin Petroleum AB(a)......................................  1,739    18,469

                                                             Shares   Value
                                                             ------ ---------
Modern Times Group AB - B Shares............................    404    20,907
Nobia AB....................................................    389    12,978
Nordea Bank AB.............................................. 16,429   215,169
OMX AB......................................................    610    11,809
Oriflame Cosmetics SA SDR...................................    330    10,916
Sandvik AB..................................................  7,983    91,501
SAS AB(a)...................................................    586     7,652
Scania AB, Class B..........................................    792    47,219
Securitas AB, Class B.......................................  2,479    31,079
Securitas Direct AB-B Shares(a).............................  2,479     6,224
Securitas Systems AB-B Shares(a)............................  2,479     9,302
Skandinaviska Enskilda Banken AB, Class A...................  3,674    98,789
Skanska AB..................................................  2,978    50,353
SKF AB ADR..................................................  3,206    46,918
Ssab Svenskt Stal AB--Series A..............................  1,198    22,333
Ssab Svenskt Stal AB--Series B..............................    563     9,993
Svenska Cellulosa AB ADR....................................  1,480    67,855
Svenska Handelbanken AB.....................................  4,116   111,227
Swedish Match AB............................................  2,380    38,716
TELE2 AB--B Shares..........................................  2,518    25,428
Telelogic AB(a).............................................  1,955     3,763
TeliaSonera AB.............................................. 14,805    94,759
Trelleborg AB, Class B......................................    640    12,054
Volvo AB ADR................................................  1,723   102,863
Volvo AB, Class A...........................................    751    46,502
Wihlborgs Fastigheter AB....................................    259     4,664
WM-data AB, Class B.........................................  2,472     8,588
                                                                    ---------
                                                                    2,233,985
                                                                    ---------
Switzerland--6.7%
Abb, Ltd.................................................... 15,620   205,872
Adecco SA ADR...............................................  4,150    62,790
Ciba Specialty Chemicals AG, ADR............................  1,122    33,896
Clariant AG, Registered.....................................  1,822    24,516
Compagnie Financiere Richemont AG, Class A..................  4,133   198,486
Credit Suisse Group.........................................  9,384   543,803
Geberit AG..................................................     31    37,679
Givaudan SA, Registered.....................................     50    39,889
Holcim Ltd..................................................  1,589   129,411
Kudelski SA.................................................    260     7,664
Kuehne & Nagel International AG.............................    428    29,544
Kuoni Reisen Holding AG, Class B(a).........................     23    11,794
Logitech International SA(a)................................  1,365    29,702
Lonza Group AG, Registered..................................    300    20,707
Micronas Semiconductor Holdings AG..........................    258     5,776
Nestle SA ADR............................................... 12,778 1,110,732
Nobel Biocare Holding AG....................................    186    45,607
Novartis AG ADR............................................. 18,432 1,077,166
Phonak Holding AG...........................................    363    22,932
PSP Swiss Property AG(a)....................................    371    18,770
Rieter Holding AG...........................................     35    15,028
Roche Holding AG ADR........................................ 11,123   958,887
Schindler Holding AG........................................    407    21,175
Serono SA ADR...............................................  1,541    33,116
SGS SA......................................................     34    34,119
SIG Holding AG(a)...........................................     49    14,095
Straumann Holding AG........................................     61    13,123
Sulzer AG...................................................     29    23,072
Swatch Group AG.............................................    427    16,510
Swatch Group AG, Class B....................................    262    50,459
Swiss Reinsurance Co. ADR...................................  2,668   203,619
Swisscom AG ADR.............................................  1,462    48,816
Syngenta AG ADR.............................................  4,231   127,692
UBS AG, Registered.......................................... 16,375   976,111
Unaxis Holding AG(a)........................................     50    16,705
Zurich Financial Services ADR............................... 11,479   281,265
                                                                    ---------
                                                                    6,490,528
                                                                    ---------
United Kingdom--21.3%
3i Group PLC................................................  3,685    64,317
Acergy SA ADR(a)............................................  1,529    26,100
Aegis Group PLC.............................................  6,698    16,758

                                                             Shares   Value
                                                             ------ ---------
Aggreko PLC.................................................  2,025    12,694
Amec PLC....................................................  2,639    17,660
Amvescap PLC................................................  2,932    64,269
Anglo American PLC.......................................... 11,313   474,541
ARM Holdings PLC ADR........................................  3,627    23,793
Arriva PLC..................................................  1,566    19,304
Astrazeneca PLC ADR......................................... 12,421   776,313
Aviva PLC................................................... 20,138   294,361
BAE Systems PLC.............................................  6,388   188,651
Balfour Beatty PLC..........................................  3,392    26,123
Barclays PLC ADR............................................ 12,846   652,191
Barratt Developments PLC....................................  1,924    38,304
BBA Group PLC...............................................  3,852    19,176
Bellway PLC.................................................    896    21,567
Berkeley Group Holdings (The)(a)............................    717    18,034
BG Group PLC ADR............................................  5,537   337,591
BHP Billiton PLC............................................  9,695   336,417
Boots Group PLC.............................................  6,511    94,154
Bovis Homes Group PLC.......................................    949    16,431
BP PLC ADR.................................................. 26,302 1,724,885
Brambles Industries PLC.....................................  5,293    47,426
British Airways ADR(a)......................................    448    35,849
British American Tobacco PLC ADR............................  6,187   338,491
British Land Co. PLC........................................  4,109   104,692
British Sky Broadcasting PLC................................  2,317    95,159
Brixton PLC.................................................  2,024    19,991
BT Group PLC ADR............................................  6,596   333,560
Bunzl PLC ADR...............................................    550    34,997
Burberry Group PLC..........................................  3,527    33,981
Cable & Wireless PLC........................................ 19,177    49,615
Cadbury Schweppes PLC ADR...................................  4,136   176,897
Capita Group PLC............................................  5,058    51,705
Carnival PLC................................................  1,351    64,861
Carphone Warehouse Group PlC................................  3,161    18,136
Cattles PLC.................................................  2,604    18,478
Centrica PLC ADR............................................  2,875   174,669
Charter PLC.................................................  1,309    20,848
Close Brothers Group PLC....................................  1,043    19,885
Cobham PLC..................................................  8,920    30,274
Collins Stewart Tullett PLC.................................  1,681    27,318
Compass Group PLC ADR....................................... 17,066    85,513
Cookson Group PLC...........................................  1,512    16,024
Corus Group PLC.............................................  7,042    51,058
CSR PLC(a)..................................................  1,021    16,067
Daily Mail & General Trust..................................  2,377    26,920
Davis Service Group PLC.....................................  1,348    12,090
De La Rue PLC...............................................  1,309    13,993
Diageo PLC ADR..............................................  5,559   394,911
DSG International PLC....................................... 14,442    58,994
Electrocomponents PLC.......................................  3,446    17,917
Emap B Shares...............................................  2,042     4,196
Emap PLC B Shares...........................................  1,702    23,903
EMI Group PLC ADR...........................................  3,139    31,194
Enterprise Inns PLC.........................................  2,553    50,276
First Choice Holidays PLC...................................  3,971    14,810
Firstgroup PLC..............................................  3,112    28,524
FKI PLC.....................................................  4,615     7,767
Friends Provident PLC....................................... 13,548    48,963
Gallaher Group PLC ADR......................................  1,298    84,850
GKN PLC.....................................................  5,607    30,085
GlaxoSmithKline PLC ADR..................................... 23,010 1,224,822
Great Portland Estates PLC..................................  1,286    14,526
Group 4 Securicor PLC.......................................  9,058    28,618
GUS PLC ADR.................................................  6,932   125,082
Hammerson PLC...............................................  2,257    55,270
Hanson PLC ADR..............................................  1,136    81,848
Hays PLC.................................................... 11,688    31,551
HBOS PLC.................................................... 10,029   594,041
HMV Group PLC...............................................  3,188     9,620
HSBC Holdings PLC ADR....................................... 18,161 1,662,276
ICAP PLC....................................................  3,823    36,880
IMI PLC.....................................................  2,705    25,618
Imperial Chemical Industries PLC ADR........................  2,358    70,575
Imperial Tobacco Group ADR..................................  2,736   183,394

                                                             Shares  Value
                                                             ------ -------
Inchcape PLC................................................  3,612  35,334
Intercontinental Hotels Group PLC ADR.......................  3,000  52,920
International Power PLC ADR.................................  1,177  69,855
Intertek Group PLC..........................................  1,230  17,943
Invensys PLC(a).............................................  5,394  20,935
Invensys PLC-ADR............................................  6,304  24,464
Investec PLC................................................  2,532  24,815
ITV PLC..................................................... 32,430  58,542
J Sainsbury PLC ADR.........................................  2,879  80,774
Johnson Matthey PLC ADR.....................................    870  44,820
Kelda Group PLC.............................................  2,888  45,867
Kesa Electricals PLC........................................  4,192  25,553
Kingfisher PLC ADR..........................................  9,314  85,337
Ladbrokes PLC ADR...........................................  4,957  36,019
Land Securities Group PLC...................................  3,715 136,442
Legal & General Group PLC ADR............................... 10,305 137,150
Liberty International PLC...................................  2,006  45,864
Lloyds Tsb Group PLC ADR.................................... 11,088 449,064
LogicaCMG PLC...............................................  9,079  26,312
London Stock Exchange Group PLC.............................  1,283  29,622
Man Group PLC............................................... 13,856 115,932
Marks & Spencer Group ADR...................................  2,220 159,860
Meggitt PLC.................................................  3,436  20,052
MFI Furniture PLC...........................................  4,709   8,444
Michael Page International PlC..............................  2,761  19,825
Misys PLC...................................................  3,953  16,696
Mitchells & Butlers PLC.....................................  3,884  42,799
National Express Group PLC..................................  1,085  19,048
National Grid PLC ADR.......................................  4,297 269,379
Next PLC....................................................  1,864  65,990
Old Mutual PLC.............................................. 41,264 129,036
PartyGaming PLC.............................................  7,917  15,791
Pearson PLC.................................................  6,369  90,695
Persimmon PLC...............................................  2,232  55,737
Premier Farnell PLC.........................................  2,875   9,720
Provident Financial PLC.....................................  2,023  23,669
Prudential Corp. PLC........................................  9,592 239,416
Punch Taverns PLC...........................................  2,080  37,683
Rank Group PLC..............................................  4,644  20,357
Reckitt Benckiser PLC.......................................  4,831 199,664
Reed Elsevier PLC ADR.......................................  2,498 111,235
Rentokil Initial PLC ADR....................................  2,872  39,296
Resolution PLC..............................................  5,462  62,971
Reuters Group PLC...........................................  1,665  80,986
Rexam PLC ADR...............................................    881  47,741
Rio Tinto PLC ADR...........................................  2,084 395,189
Rolls-Royce Group PLC ADR...................................  2,801 118,507
Royal & Sun Alliance Insurance Group ADR....................  4,686  65,463
Royal Bank of Scotland Group PLC............................ 25,286 867,999
SABmiller PLC...............................................  7,115 132,638
Sage Group PLC (The)........................................ 10,231  47,971
Schroders PLC...............................................    976  16,966
Scottish & Newcastle PLC....................................  6,324  67,316
Scottish & Southern Energy ADR..............................  6,810 167,658
Scottish Power PLC ADR......................................  2,936 142,572
Serco Group PLC.............................................  3,709  26,046
Severn Trent PLC............................................  2,756  68,686
Signet Group PLC ADR........................................  1,374  28,538
Slough Estates PLC..........................................  3,712  46,105
Smith & Nephew PLC ADR......................................  1,487  68,149
Smiths Group PLC............................................  4,479  74,929
Societe Generale ADR........................................ 13,730 436,552
Sportingbet PLC.............................................  3,003  10,336
SSL International PLC.......................................  1,501   9,820
Stagecoach Group PLC........................................  6,417  15,242
Stolt-Nielsen SA ADR........................................    313   8,107
Synthes, Inc................................................    364  40,315
Tate & Lyle PLC ADR.........................................    966  51,931
Taylor Woodrow PLC..........................................  4,569  30,319
Tesco PLC ADR............................................... 20,867 420,964
Tomkins PLC ADR.............................................  1,693  30,254
Travis Perkins PLC..........................................    914  29,661
Trinity Mirror PLC..........................................  2,276  20,268
Unilever PLC................................................  9,767 242,319

                                                            Shares     Value
                                                            ------- -----------
United Business Media PLC..................................   2,253      27,880
United Utilities PLC ADR...................................   3,800     100,624
Vodafone Group PLC ADR.....................................  41,665     952,462
Whitbread PLC..............................................   1,738      42,010
William Hill PLC...........................................   2,921      35,102
Wimpey (George) PLC........................................   3,146      30,465
Wolseley PLC ADR...........................................   4,712     100,271
WPP Group PLC ADR..........................................   1,881     116,114
Xstrata PLC................................................   3,627     149,387
Yell Group PLC.............................................   6,138      68,230
                                                                    -----------
                                                                     20,775,661
                                                                    -----------
TOTAL COMMON STOCKS (Cost $78,972,484).....................          91,871,163
                                                                    -----------
EXCHANGE TRADED FUNDS--5.3%
United States--5.3%........................................
iShares MSCI EAFE Index Fund (Cost $5,081,622).............  75,525   5,116,819
                                                                    -----------

                                                            Shares
                                                            -------
PREFERRED STOCKS--0.2%
Germany--0.2%
Porsche AG.................................................      62      64,041
ProSiebenSat.1 Media AG....................................     650      18,020
RWE AG.....................................................     309      25,779
Volkswagen AG..............................................     833      49,038
                                                                    -----------
TOTAL PREFERRED STOCKS (Cost $118,580).....................             156,878
                                                                    -----------
SHORT-TERM INVESTMENTS--0.2%
United States--0.2%
The Bank of New York Cash Reserve (Cost $238,263).......... 238,263     238,263
                                                                    -----------
TOTAL INVESTMENTS (Cost $84,410,949) --100.0%..............          97,383,123
                                                                    -----------
OTHER ASSETS LESS LIABILITIES -- 0.0%......................              45,740
                                                                    -----------
NET ASSETS--100.0%.........................................         $97,428,863
                                                                    ===========
--------
(a) Represents non-income producing securities.
ADR - American Depositary Receipt.

Item 2. Controls and Procedures.

     (a) The President (principal executive officer) and Treasurer (principal financial officer) of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.Exhibits.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) E*TRADE Funds

By: /s/ Elizabeth Gottfried
    -----------------------------------
    Elizabeth Gottfried
    President (Principal Executive Officer)

Date: November 17, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Elizabeth Gottfried
    -----------------------------------
    Elizabeth Gottfried
    President (Principal Executive Officer)

Date: November 17, 2006

By: /s/ Matthew Audette
    -----------------------------------
    Matthew Audette
    Treasurer (Principal Financial Officer)

Date: November 17, 2006

                                 EXHIBIT INDEX

Exhibit No. Description
----------- -----------
99.1 Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.